Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.7%
Adient plc *	130,227	2,166,977
American Axle & Manufacturing Holdings, Inc. *	126,310	891,749
Aptiv plc	57,631	4,480,810
Autoliv, Inc.	34,026	2,212,711
BorgWarner, Inc.	92,244	3,376,130
Cooper Tire & Rubber Co.	43,858	1,362,229
Dana, Inc.	88,381	1,010,195
Ford Motor Co.	3,398,390	22,463,358
General Motors Co.	931,481	23,184,562
Gentex Corp.	53,203	1,435,949
Harley-Davidson, Inc.	69,584	1,811,272
Lear Corp.	37,854	4,178,325
The Goodyear Tire & Rubber Co.	423,606	3,816,690
Thor Industries, Inc.	25,766	2,937,066
Visteon Corp. *	31,392	2,279,373
		77,607,396

Banks 4.9%
Bank of America Corp.	1,396,420	34,742,930
CIT Group, Inc.	78,985	1,498,345
Citigroup, Inc.	765,016	38,258,450
Citizens Financial Group, Inc.	127,329	3,159,033
Comerica, Inc.	41,490	1,598,195
Credicorp Ltd.	10,145	1,290,140
Fifth Third Bancorp	236,366	4,694,229
First Republic Bank	11,203	1,260,113
Huntington Bancshares, Inc.	189,730	1,758,797
JPMorgan Chase & Co.	611,799	59,124,255
KeyCorp	187,443	2,251,190
M&T Bank Corp.	29,949	3,173,097
New York Community Bancorp, Inc.	123,044	1,295,653
PacWest Bancorp	34,609	632,479
People’s United Financial, Inc.	70,699	762,842
Regions Financial Corp.	238,709	2,592,380
The PNC Financial Services Group, Inc.	96,740	10,319,256
Truist Financial Corp.	209,812	7,859,558
U.S. Bancorp	340,864	12,557,430
Wells Fargo & Co.	1,533,459	37,201,715
Zions Bancorp NA	28,402	922,213
		226,952,300

Capital Goods 7.6%
3M Co.	136,719	20,572,108
A.O. Smith Corp.	25,463	1,225,789
Acuity Brands, Inc.	11,854	1,174,731
AECOM *	56,994	2,062,613
AerCap Holdings N.V. *	51,159	1,377,712
AGCO Corp.	31,201	2,047,722
Allison Transmission Holdings, Inc.	37,153	1,388,036
AMETEK, Inc.	25,736	2,399,882
Security	Number of Shares	Value ($)
Carlisle Cos., Inc.	11,431	1,361,203
Carrier Global Corp.	171,207	4,663,679
Caterpillar, Inc.	125,545	16,682,420
Cummins, Inc.	48,257	9,326,148
Curtiss-Wright Corp.	8,174	728,467
Deere & Co.	69,926	12,328,653
Donaldson Co., Inc.	24,292	1,174,275
Dover Corp.	28,279	2,910,757
Eaton Corp. plc	119,496	11,128,662
EMCOR Group, Inc.	19,875	1,361,437
Emerson Electric Co.	165,530	10,264,515
Fastenal Co.	78,788	3,706,188
Flowserve Corp.	41,277	1,150,390
Fluor Corp.	299,855	3,055,522
Fortive Corp.	30,698	2,154,693
Fortune Brands Home & Security, Inc.	34,469	2,636,878
GATX Corp.	14,612	891,186
General Dynamics Corp.	69,213	10,156,316
General Electric Co.	4,839,412	29,375,231
Graco, Inc.	19,306	1,027,851
HD Supply Holdings, Inc. *	41,357	1,451,631
Hexcel Corp.	20,304	757,339
Honeywell International, Inc.	109,281	16,323,303
Howmet Aerospace, Inc.	115,707	1,710,149
Hubbell, Inc.	12,109	1,634,352
Huntington Ingalls Industries, Inc.	10,297	1,788,692
IDEX Corp.	8,620	1,420,748
Illinois Tool Works, Inc.	63,206	11,692,478
ITT, Inc.	16,138	931,647
Jacobs Engineering Group, Inc.	33,896	2,893,024
Johnson Controls International plc	185,631	7,143,081
L3Harris Technologies, Inc.	23,196	3,904,583
Lennox International, Inc.	4,192	1,124,043
Lincoln Electric Holdings, Inc.	15,669	1,416,321
Lockheed Martin Corp.	31,424	11,908,753
Masco Corp.	43,731	2,499,664
MSC Industrial Direct Co., Inc., Class A	16,003	1,056,358
Nordson Corp.	6,490	1,256,659
Northrop Grumman Corp.	27,582	8,964,426
Oshkosh Corp.	25,850	2,034,912
Otis Worldwide Corp.	85,700	5,376,818
Owens Corning	39,578	2,393,282
PACCAR, Inc.	93,307	7,938,560
Parker-Hannifin Corp.	26,758	4,787,541
Pentair plc	39,885	1,709,072
Quanta Services, Inc.	64,020	2,558,879
Raytheon Technologies Corp.	331,559	18,792,764
Regal Beloit Corp.	14,829	1,363,823
Resideo Technologies, Inc. *	126,149	1,675,259
Rockwell Automation, Inc.	19,184	4,184,798
Roper Technologies, Inc.	6,032	2,608,538
Sensata Technologies Holding plc *	27,299	1,036,816
Snap-on, Inc.	14,040	2,048,015
Spirit AeroSystems Holdings, Inc., Class A	51,552	1,008,873
Stanley Black & Decker, Inc.	29,457	4,516,347
Textron, Inc.	96,044	3,355,777
The Boeing Co.	102,968	16,268,944

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Timken Co.	22,876	1,044,518
The Toro Co.	13,794	984,202
Trane Technologies plc	47,119	5,271,203
TransDigm Group, Inc.	5,296	2,285,648
Trinity Industries, Inc.	69,104	1,349,601
UFP Industries, Inc.	21,429	1,247,596
United Rentals, Inc. *	30,276	4,703,982
Univar Solutions, Inc. *	53,951	953,314
Valmont Industries, Inc.	8,475	1,027,170
W.W. Grainger, Inc.	12,013	4,102,800
Watsco, Inc.	7,645	1,804,755
WESCO International, Inc. *	47,214	1,835,208
Westinghouse Air Brake Technologies Corp.	16,705	1,038,884
Xylem, Inc.	20,619	1,504,775
		351,022,989

Commercial & Professional Services 0.6%
ABM Industries, Inc.	27,399	983,624
Cintas Corp.	8,889	2,683,323
Equifax, Inc.	12,236	1,989,084
IHS Markit Ltd.	24,478	1,976,109
ManpowerGroup, Inc.	47,298	3,253,629
Nielsen Holdings plc	184,526	2,662,710
Pitney Bowes, Inc.	327,082	1,092,454
Republic Services, Inc.	34,752	3,032,112
Robert Half International, Inc.	41,421	2,107,086
Verisk Analytics, Inc.	8,593	1,621,585
Waste Management, Inc.	64,650	7,085,640
		28,487,356

Consumer Durables & Apparel 1.5%
Brunswick Corp.	24,059	1,611,472
Capri Holdings Ltd. *	120,100	1,799,098
Carter’s, Inc.	14,979	1,179,147
D.R. Horton, Inc.	68,188	4,511,318
Garmin Ltd.	18,520	1,825,887
Hanesbrands, Inc.	136,604	1,930,215
Hasbro, Inc.	22,900	1,666,204
Leggett & Platt, Inc.	40,257	1,613,903
Lennar Corp., Class A	46,665	3,376,213
Lululemon Athletica, Inc. *	5,227	1,701,859
Mattel, Inc. *	187,042	2,078,037
Mohawk Industries, Inc. *	23,856	1,904,902
Newell Brands, Inc.	143,901	2,359,976
NIKE, Inc., Class B	152,553	14,890,698
NVR, Inc. *	629	2,472,064
Polaris, Inc.	19,317	2,001,821
PulteGroup, Inc.	80,312	3,501,603
PVH Corp.	40,469	1,969,222
Ralph Lauren Corp.	23,580	1,681,254
Skechers U.S.A., Inc., Class A *	30,176	883,553
Tapestry, Inc.	135,373	1,808,583
Taylor Morrison Home Corp. *	51,653	1,211,263
Toll Brothers, Inc.	40,025	1,528,955
Under Armour, Inc., Class A *	38,224	402,116
Under Armour, Inc., Class C *	39,060	370,679
VF Corp.	61,668	3,722,280
Whirlpool Corp.	32,963	5,376,925
		69,379,247

Consumer Services 1.6%
Aramark	69,259	1,462,750
Carnival Corp. (a)	231,315	3,210,652
Chipotle Mexican Grill, Inc. *	2,285	2,639,541
Cracker Barrel Old Country Store, Inc.	6,568	725,567
Security	Number of Shares	Value ($)
Darden Restaurants, Inc.	24,051	1,825,471
Domino’s Pizza, Inc.	5,047	1,951,221
Extended Stay America, Inc.	79,011	901,516
H&R Block, Inc.	62,665	908,642
Hilton Worldwide Holdings, Inc.	24,377	1,829,494
Las Vegas Sands Corp.	84,014	3,666,371
Marriott International, Inc., Class A	31,843	2,669,239
McDonald’s Corp.	118,139	22,952,045
MGM Resorts International	123,113	1,980,888
Norwegian Cruise Line Holdings Ltd. *	71,514	975,451
Royal Caribbean Cruises Ltd.	48,594	2,367,014
Service Corp. International	23,385	1,013,974
Six Flags Entertainment Corp.	30,790	535,438
Starbucks Corp.	139,514	10,677,006
The Wendy’s Co.	48,859	1,132,552
Wyndham Destinations, Inc.	31,149	828,563
Wynn Resorts Ltd.	19,442	1,408,184
Yum China Holdings, Inc.	56,719	2,906,282
Yum! Brands, Inc.	59,345	5,403,362
		73,971,223

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	18,383	1,264,567
Ally Financial, Inc.	255,553	5,136,615
American Express Co.	153,469	14,321,727
Ameriprise Financial, Inc.	43,710	6,715,167
Annaly Capital Management, Inc.	232,412	1,722,173
Berkshire Hathaway, Inc., Class A *	66	19,379,646
Berkshire Hathaway, Inc., Class B *	205,440	40,221,043
BlackRock, Inc.	15,670	9,010,407
Capital One Financial Corp.	217,654	13,886,325
Chimera Investment Corp.	65,555	589,339
CME Group, Inc.	19,850	3,298,673
Discover Financial Services	154,451	7,634,513
E*TRADE Financial Corp.	22,155	1,124,809
Equitable Holdings, Inc.	70,573	1,443,924
Evercore, Inc., Class A	13,066	722,550
Franklin Resources, Inc.	188,249	3,962,641
Intercontinental Exchange, Inc.	33,894	3,280,261
Invesco Ltd.	228,999	2,299,150
Jefferies Financial Group, Inc.	82,301	1,333,276
Lazard Ltd., Class A	36,244	1,062,674
Legg Mason, Inc.	38,534	1,926,315
LPL Financial Holdings, Inc.	16,745	1,323,190
Moody’s Corp.	11,626	3,270,394
Morgan Stanley	251,830	12,309,450
MSCI, Inc.	4,237	1,593,027
Nasdaq, Inc.	10,531	1,382,826
Navient Corp.	221,214	1,760,863
New Residential Investment Corp.	117,110	928,682
Northern Trust Corp.	29,516	2,312,579
Raymond James Financial, Inc.	17,268	1,199,781
S&P Global, Inc.	15,690	5,495,423
Santander Consumer USA Holdings, Inc.	51,586	947,119
SEI Investments Co.	19,443	1,017,452
Starwood Property Trust, Inc.	52,703	787,910
State Street Corp.	91,726	5,851,202
Synchrony Financial	313,070	6,928,239
T. Rowe Price Group, Inc.	44,450	6,138,545
TD Ameritrade Holding Corp.	32,428	1,163,841
The Bank of New York Mellon Corp.	230,111	8,249,479
The Charles Schwab Corp. (b)	86,998	2,883,984
The Goldman Sachs Group, Inc.	104,905	20,766,994
Voya Financial, Inc.	59,800	2,954,120
		229,600,895

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 6.6%
Antero Resources Corp. *	565,631	1,674,268
Apache Corp.	178,727	2,743,459
Baker Hughes Co.	381,500	5,909,435
Cabot Oil & Gas Corp.	61,254	1,145,450
Chevron Corp.	691,693	58,060,710
Concho Resources, Inc.	28,769	1,511,523
ConocoPhillips	391,439	14,635,904
Delek US Holdings, Inc.	43,152	754,297
Devon Energy Corp.	128,284	1,345,699
EOG Resources, Inc.	107,645	5,043,168
Exxon Mobil Corp.	2,104,828	88,571,162
Halliburton Co.	405,433	5,809,855
Helmerich & Payne, Inc.	67,505	1,203,614
Hess Corp.	73,742	3,628,844
HollyFrontier Corp.	116,713	3,209,607
Kinder Morgan, Inc.	517,301	7,293,944
Marathon Oil Corp.	468,233	2,570,599
Marathon Petroleum Corp.	378,442	14,456,484
Murphy Oil Corp.	130,170	1,719,546
Nabors Industries Ltd.	23,648	1,002,912
National Oilwell Varco, Inc.	344,919	3,970,018
Noble Corp. plc *	3,021,242	185,806
Noble Energy, Inc.	163,391	1,632,276
Occidental Petroleum Corp.	503,213	7,920,573
Oceaneering International, Inc. *	138,390	777,752
ONEOK, Inc.	66,721	1,862,183
Patterson-UTI Energy, Inc.	197,193	764,123
PBF Energy, Inc., Class A	154,566	1,341,633
Peabody Energy Corp. *	147,735	460,933
Phillips 66	278,633	17,280,819
Pioneer Natural Resources Co.	23,706	2,297,586
Schlumberger Ltd.	670,472	12,162,362
SM Energy Co.	155,682	459,262
Targa Resources Corp.	90,560	1,655,437
The Williams Cos., Inc.	255,730	4,892,115
Transocean Ltd. *	722,891	1,474,698
Valaris plc *	1,175,295	460,833
Valero Energy Corp.	346,607	19,489,712
World Fuel Services Corp.	134,911	3,174,456
WPX Energy, Inc. *	101,162	603,937
		305,156,994

Food & Staples Retailing 3.3%
Casey’s General Stores, Inc.	10,458	1,664,809
Costco Wholesale Corp.	78,848	25,667,389
Performance Food Group Co. *	43,157	1,209,259
Rite Aid Corp. *	201,954	3,061,623
SpartanNash, Co.	86,281	1,814,058
Sprouts Farmers Market, Inc. *	50,133	1,322,509
Sysco Corp.	106,011	5,602,681
The Kroger Co.	573,569	19,954,465
U.S. Foods Holding Corp. *	115,104	2,336,611
United Natural Foods, Inc. *	148,001	2,937,820
Walgreens Boots Alliance, Inc.	492,921	20,066,814
Walmart, Inc.	510,292	66,031,785
		151,669,823

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	484,964	19,956,269
Archer-Daniels-Midland Co.	445,864	19,096,355
Brown-Forman Corp., Class B	22,271	1,544,271
Bunge Ltd.	165,742	7,199,832
Campbell Soup Co.	34,847	1,727,366
Coca-Cola European Partners plc	40,128	1,652,070
Conagra Brands, Inc.	105,173	3,938,729
Security	Number of Shares	Value ($)
Constellation Brands, Inc., Class A	18,281	3,257,674
Darling Ingredients, Inc. *	43,156	1,205,347
Flowers Foods, Inc.	50,328	1,144,962
General Mills, Inc.	135,106	8,548,157
Hormel Foods Corp.	49,422	2,513,603
Ingredion, Inc.	28,729	2,485,058
Kellogg Co.	51,783	3,572,509
McCormick & Co., Inc. - Non Voting Shares	9,368	1,825,823
Molson Coors Beverage Co., Class B	59,968	2,249,999
Mondelez International, Inc., Class A	293,774	16,301,519
Monster Beverage Corp. *	31,081	2,439,237
PepsiCo, Inc.	208,313	28,676,368
Philip Morris International, Inc.	333,799	25,639,101
Sanderson Farms, Inc.	8,655	964,989
The Coca-Cola Co.	497,539	23,503,742
The Hershey Co.	17,314	2,517,629
The JM Smucker Co.	32,193	3,520,305
The Kraft Heinz Co.	232,628	7,997,751
Tyson Foods, Inc., Class A	103,762	6,376,175
		199,854,840

Health Care Equipment & Services 6.1%
Abbott Laboratories	143,234	14,415,070
AmerisourceBergen Corp.	48,914	4,900,694
Anthem, Inc.	77,467	21,210,465
Baxter International, Inc.	47,535	4,106,073
Becton, Dickinson & Co.	18,100	5,092,254
Boston Scientific Corp. *	58,644	2,261,899
Cardinal Health, Inc.	201,017	10,979,548
Centene Corp. *	98,972	6,457,923
Cerner Corp.	41,685	2,895,023
Cigna Corp. *	39,581	6,835,243
CVS Health Corp.	612,478	38,549,365
Danaher Corp.	40,926	8,340,719
DaVita, Inc. *	47,158	4,121,138
DENTSPLY SIRONA, Inc.	33,307	1,485,492
Edwards Lifesciences Corp. *	19,778	1,550,793
Encompass Health Corp.	15,892	1,081,927
HCA Healthcare, Inc.	72,258	9,150,753
Henry Schein, Inc. *	39,403	2,708,168
Hologic, Inc. *	25,560	1,783,577
Humana, Inc.	37,447	14,696,075
Intuitive Surgical, Inc. *	4,714	3,231,164
Laboratory Corp. of America Holdings *	16,465	3,176,428
Magellan Health, Inc. *	15,475	1,147,781
McKesson Corp.	103,788	15,584,806
MEDNAX, Inc. *	73,249	1,463,515
Medtronic plc	193,254	18,645,146
Molina Healthcare, Inc. *	9,420	1,739,874
Owens & Minor, Inc.	153,723	2,471,866
Patterson Cos., Inc.	66,985	1,779,122
Quest Diagnostics, Inc.	35,042	4,452,787
ResMed, Inc.	8,572	1,735,916
STERIS plc	7,339	1,171,525
Stryker Corp.	25,578	4,944,227
Tenet Healthcare Corp. *	63,928	1,690,256
The Cooper Cos., Inc.	3,229	913,581
UnitedHealth Group, Inc.	157,964	47,828,340
Universal Health Services, Inc., Class B	25,357	2,786,734
Varian Medical Systems, Inc. *	12,368	1,765,161
Zimmer Biomet Holdings, Inc.	21,723	2,929,564
		282,079,992

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	29,807	2,871,308
Colgate-Palmolive Co.	115,635	8,927,022
Kimberly-Clark Corp.	45,670	6,943,667

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nu Skin Enterprises, Inc., Class A	30,933	1,387,345
The Clorox Co.	14,560	3,443,586
The Estee Lauder Cos., Inc., Class A	17,101	3,378,131
The Procter & Gamble Co.	381,980	50,085,218
		77,036,277

Insurance 3.2%
Aflac, Inc.	202,747	7,211,711
Alleghany Corp.	2,636	1,376,836
American Financial Group, Inc.	15,958	969,768
American International Group, Inc.	631,829	20,306,984
Aon plc, Class A	33,998	6,977,070
Arch Capital Group Ltd. *	39,488	1,214,256
Arthur J. Gallagher & Co.	19,188	2,062,518
Assurant, Inc.	13,003	1,397,432
Assured Guaranty Ltd.	54,993	1,200,497
Athene Holding Ltd., Class A *	28,921	932,702
Axis Capital Holdings Ltd.	27,022	1,084,123
Chubb Ltd.	68,893	8,765,945
Cincinnati Financial Corp.	23,615	1,840,317
CNO Financial Group, Inc.	91,690	1,384,519
Everest Re Group Ltd.	10,669	2,334,270
Fidelity National Financial, Inc.	58,829	1,903,706
First American Financial Corp.	25,167	1,283,769
Genworth Financial, Inc., Class A *	365,853	746,340
Globe Life, Inc.	19,719	1,569,632
Lincoln National Corp.	79,445	2,960,915
Loews Corp.	95,059	3,461,098
Markel Corp. *	1,309	1,367,303
Marsh & McLennan Cos., Inc.	65,678	7,658,055
MetLife, Inc.	262,521	9,936,420
Old Republic International Corp.	79,472	1,277,115
Primerica, Inc.	7,832	937,177
Principal Financial Group, Inc.	75,953	3,222,686
Prudential Financial, Inc.	149,471	9,471,977
Reinsurance Group of America, Inc.	18,170	1,548,992
RenaissanceRe Holdings Ltd.	7,102	1,281,059
The Allstate Corp.	98,028	9,252,863
The Hartford Financial Services Group, Inc.	94,577	4,002,499
The Progressive Corp.	74,736	6,751,650
The Travelers Cos., Inc.	135,035	15,450,705
Unum Group	101,491	1,748,690
W.R. Berkley Corp.	25,372	1,566,721
Willis Towers Watson plc	11,209	2,354,002
		148,812,322

Materials 3.3%
Air Products & Chemicals, Inc.	21,592	6,188,915
Albemarle Corp.	24,753	2,041,132
Alcoa Corp. *	202,939	2,638,207
AptarGroup, Inc.	8,756	1,008,691
Arconic Corp. *	29,319	477,607
Ashland Global Holdings, Inc.	16,342	1,233,494
Avery Dennison Corp.	15,164	1,718,688
Ball Corp.	29,058	2,139,541
Berry Global Group, Inc. *	28,189	1,409,168
Celanese Corp.	27,920	2,713,824
CF Industries Holdings, Inc.	68,649	2,150,773
Commercial Metals Co.	72,359	1,496,384
Corteva, Inc. *	156,284	4,463,471
Crown Holdings, Inc. *	19,047	1,363,384
Domtar Corp.	59,292	1,244,539
Dow, Inc. *	154,630	6,349,108
DuPont de Nemours, Inc.	249,945	13,367,059
Eastman Chemical Co.	59,215	4,419,215
Ecolab, Inc.	27,879	5,215,603
Freeport-McMoRan, Inc.	386,245	4,990,285
Security	Number of Shares	Value ($)
Graphic Packaging Holding Co.	94,796	1,321,456
Huntsman Corp.	100,974	1,868,019
International Flavors & Fragrances, Inc.	12,236	1,541,124
International Paper Co.	166,015	5,775,662
Linde plc	57,474	14,087,452
LyondellBasell Industries N.V., Class A	179,011	11,191,768
Martin Marietta Materials, Inc.	8,481	1,757,094
Newmont Corp.	65,581	4,538,205
Nucor Corp.	151,964	6,374,890
O-I Glass, Inc. *	141,841	1,480,820
Olin Corp.	86,704	974,553
Packaging Corp. of America	23,642	2,272,469
PPG Industries, Inc.	60,398	6,501,845
Reliance Steel & Aluminum Co.	32,005	3,144,811
RPM International, Inc.	20,471	1,670,229
Sealed Air Corp.	60,002	2,140,871
Sonoco Products Co.	28,802	1,490,215
Steel Dynamics, Inc.	95,580	2,619,848
The Chemours Co.	79,272	1,468,910
The Mosaic Co.	290,050	3,906,974
The Sherwin-Williams Co.	6,797	4,403,912
United States Steel Corp. (a)	219,562	1,462,283
Vulcan Materials Co.	14,130	1,659,145
WestRock Co.	139,424	3,744,929
		154,026,572

Media & Entertainment 4.5%
Activision Blizzard, Inc.	80,553	6,656,094
Alphabet, Inc., Class A *	18,809	27,986,852
Alphabet, Inc., Class C *	18,940	28,087,262
Altice USA, Inc., Class A *	77,922	2,103,115
Charter Communications, Inc., Class A *	19,183	11,126,140
Cinemark Holdings, Inc.	43,554	515,244
Comcast Corp., Class A	926,869	39,669,993
Discovery, Inc., Class A *	35,649	752,194
Discovery, Inc., Class C *	79,458	1,505,729
DISH Network Corp., Class A *	57,406	1,843,307
Electronic Arts, Inc. *	28,904	4,093,384
Facebook, Inc., Class A *	95,540	24,235,632
Fox Corp., Class A	82,037	2,114,093
Fox Corp., Class B *	38,094	981,682
IAC/InterActiveCorp *	4,278	566,493
Liberty Media Corp. - Liberty SiriusXM, Class A *	34,406	1,196,985
Liberty Media Corp. - Liberty SiriusXM, Class C *	66,616	2,330,894
Netflix, Inc. *	3,392	1,658,281
News Corp., Class A	139,017	1,768,296
News Corp., Class B	43,760	558,378
Omnicom Group, Inc.	54,256	2,915,175
The Interpublic Group of Cos., Inc.	93,976	1,696,267
The Walt Disney Co.	297,912	34,837,829
ViacomCBS, Inc., Class B	332,079	8,657,300
		207,856,619

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
AbbVie, Inc.	301,691	28,633,493
Agilent Technologies, Inc.	29,627	2,853,969
Alexion Pharmaceuticals, Inc. *	17,511	1,794,702
Amgen, Inc.	103,097	25,224,743
Biogen, Inc. *	26,789	7,358,670
Bristol-Myers Squibb Co.	270,589	15,872,751
Eli Lilly & Co.	75,415	11,334,120
Gilead Sciences, Inc.	419,970	29,200,514
ICON plc *	6,122	1,135,386
Illumina, Inc. *	4,415	1,687,236
IQVIA Holdings, Inc. *	20,995	3,325,398

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Jazz Pharmaceuticals plc *	8,275	895,769
Johnson & Johnson	410,449	59,827,046
Mallinckrodt plc *(a)	397,332	886,050
Merck & Co., Inc.	425,070	34,107,617
Mettler-Toledo International, Inc. *	2,125	1,986,875
Mylan N.V. *	206,060	3,319,627
Perrigo Co., plc	24,795	1,314,631
Pfizer, Inc.	1,392,495	53,583,208
Regeneron Pharmaceuticals, Inc. *	5,074	3,207,123
Thermo Fisher Scientific, Inc.	25,633	10,610,780
United Therapeutics Corp. *	16,467	1,835,577
Waters Corp. *	8,245	1,757,422
Zoetis, Inc.	20,097	3,048,313
		304,801,020

Real Estate 1.8%
Alexandria Real Estate Equities, Inc.	6,574	1,167,214
American Tower Corp.	19,697	5,148,599
Apple Hospitality REIT, Inc.	75,604	666,827
AvalonBay Communities, Inc.	12,510	1,915,531
Boston Properties, Inc.	23,697	2,111,166
Brixmor Property Group, Inc.	78,088	898,793
Camden Property Trust	9,908	899,745
CBRE Group, Inc., Class A *	54,329	2,380,153
Colony Capital, Inc.	327,043	627,923
CoreCivic, Inc.	84,017	748,591
Crown Castle International Corp.	29,509	4,919,150
Digital Realty Trust, Inc.	62,590	10,048,199
Diversified Healthcare Trust	210,660	820,521
Duke Realty Corp.	32,172	1,292,993
Equinix, Inc.	4,608	3,619,492
Equity Residential	40,801	2,188,158
Essex Property Trust, Inc.	4,972	1,097,519
Extra Space Storage, Inc.	9,495	981,213
Healthpeak Properties, Inc.	69,044	1,884,211
Host Hotels & Resorts, Inc.	253,169	2,729,162
Iron Mountain, Inc.	77,630	2,188,390
Jones Lang LaSalle, Inc.	14,644	1,448,438
Kimco Realty Corp.	75,132	837,722
Lamar Advertising Co., Class A	13,291	873,617
Mid-America Apartment Communities, Inc.	10,205	1,216,334
Outfront Media, Inc.	47,512	684,648
Park Hotels & Resorts, Inc.	101,963	843,234
Prologis, Inc.	37,400	3,942,708
Public Storage	11,640	2,326,603
Realogy Holdings Corp.	227,196	2,058,396
Realty Income Corp.	19,496	1,170,735
Service Properties Trust	112,615	754,520
Simon Property Group, Inc.	55,622	3,468,032
SL Green Realty Corp.	23,432	1,089,588
The Macerich Co. (a)	83,079	633,893
UDR, Inc.	24,355	881,651
Ventas, Inc.	73,809	2,831,313
VEREIT, Inc.	195,551	1,273,037
Vornado Realty Trust	31,658	1,092,834
Welltower, Inc.	65,329	3,499,021
Weyerhaeuser Co.	182,051	5,062,838
WP Carey, Inc.	13,361	953,575
		85,276,287

Retailing 5.8%
Aaron’s, Inc.	23,982	1,251,381
Abercrombie & Fitch Co., Class A	81,406	783,940
Advance Auto Parts, Inc.	16,407	2,463,347
Amazon.com, Inc. *	9,532	30,165,730
American Eagle Outfitters, Inc.	114,090	1,140,900
Asbury Automotive Group, Inc. *	10,787	1,080,318
Security	Number of Shares	Value ($)
AutoNation, Inc. *	36,496	1,873,705
AutoZone, Inc. *	2,024	2,443,818
Bed Bath & Beyond, Inc. (a)	510,382	5,522,333
Best Buy Co., Inc.	100,400	9,998,836
Big Lots, Inc.	60,989	2,399,307
Booking Holdings, Inc. *	5,114	8,500,133
Burlington Stores, Inc. *	4,013	754,444
CarMax, Inc. *	39,385	3,819,163
Core-Mark Holding Co., Inc.	62,877	1,667,498
Dick’s Sporting Goods, Inc.	52,027	2,373,472
Dollar General Corp.	51,021	9,714,398
Dollar Tree, Inc. *	45,434	4,241,264
eBay, Inc.	182,232	10,073,785
Expedia Group, Inc.	23,277	1,885,670
Foot Locker, Inc.	87,860	2,582,205
GameStop Corp., Class A *(a)	568,242	2,278,650
Genuine Parts Co.	42,211	3,805,322
Group 1 Automotive, Inc.	15,975	1,342,219
Kohl’s Corp.	213,894	4,072,542
L Brands, Inc.	180,237	4,399,585
Lithia Motors, Inc., Class A	8,696	1,992,688
LKQ Corp. *	75,977	2,141,792
Lowe’s Cos., Inc.	162,457	24,191,472
Macy’s, Inc. (a)	652,033	3,951,320
Murphy USA, Inc. *	19,462	2,576,963
Nordstrom, Inc. (a)	102,554	1,403,964
O'Reilly Automotive, Inc. *	11,105	5,301,305
Penske Automotive Group, Inc.	24,419	1,094,460
Qurate Retail, Inc. Class A *	469,718	5,124,623
Ross Stores, Inc.	44,858	4,022,417
Signet Jewelers Ltd.	127,735	1,371,874
Target Corp.	175,104	22,042,092
The Gap, Inc.	268,168	3,585,406
The Home Depot, Inc.	154,609	41,047,143
The ODP Corp.	96,649	2,133,043
The TJX Cos., Inc.	225,448	11,721,042
Tiffany & Co.	21,277	2,667,285
Tractor Supply Co.	26,797	3,825,004
Ulta Beauty, Inc. *	6,611	1,275,857
Urban Outfitters, Inc. *	56,724	938,215
Williams-Sonoma, Inc.	24,998	2,177,826
		265,219,756

Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	28,338	3,254,619
Applied Materials, Inc.	145,353	9,350,558
Broadcom, Inc.	27,753	8,790,763
Intel Corp.	944,327	45,072,728
KLA Corp.	20,247	4,045,958
Lam Research Corp.	16,386	6,180,144
Marvell Technology Group Ltd.	52,430	1,912,122
Maxim Integrated Products, Inc.	36,236	2,467,309
Microchip Technology, Inc.	20,662	2,101,945
Micron Technology, Inc. *	218,506	10,937,318
NVIDIA Corp.	22,001	9,341,405
NXP Semiconductors N.V.	43,161	5,072,712
ON Semiconductor Corp. *	79,027	1,627,956
Qorvo, Inc. *	21,646	2,773,935
QUALCOMM, Inc.	303,550	32,057,916
Skyworks Solutions, Inc.	30,532	4,444,849
Teradyne, Inc.	16,606	1,477,270
Texas Instruments, Inc.	133,275	16,999,226
Xilinx, Inc.	28,201	3,027,377
		170,936,110

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 6.8%
Accenture plc, Class A	65,148	14,643,967
Adobe, Inc. *	12,320	5,474,022
Akamai Technologies, Inc. *	18,386	2,067,322
Alliance Data Systems Corp.	31,949	1,417,258
Amdocs Ltd.	34,336	2,132,266
ANSYS, Inc. *	4,351	1,351,421
Autodesk, Inc. *	6,111	1,444,824
Automatic Data Processing, Inc.	38,549	5,123,548
Booz Allen Hamilton Holding Corp.	16,919	1,383,297
Broadridge Financial Solutions, Inc.	12,465	1,674,548
CACI International, Inc., Class A *	4,199	872,636
Cadence Design Systems, Inc. *	14,499	1,584,016
CDK Global, Inc.	24,430	1,110,588
Check Point Software Technologies Ltd. *	14,788	1,853,676
Citrix Systems, Inc.	19,641	2,803,949
Cognizant Technology Solutions Corp., Class A	120,306	8,219,306
Conduent, Inc. *	311,207	594,405
DXC Technology Co.	186,690	3,343,618
Fidelity National Information Services, Inc.	35,009	5,122,167
Fiserv, Inc. *	44,895	4,480,072
FleetCor Technologies, Inc. *	4,880	1,261,822
Genpact Ltd.	27,797	1,106,877
Global Payments, Inc.	12,973	2,309,453
International Business Machines Corp.	341,118	41,937,047
Intuit, Inc.	15,556	4,765,892
Jack Henry & Associates, Inc.	7,107	1,267,178
Leidos Holdings, Inc.	24,697	2,350,167
Mastercard, Inc., Class A	37,489	11,566,481
MAXIMUS, Inc.	13,240	982,540
Microsoft Corp.	531,014	108,863,180
NortonLifeLock, Inc.	177,085	3,798,473
Oracle Corp.	483,751	26,823,993
Paychex, Inc.	34,406	2,474,479
PayPal Holdings, Inc. *	41,615	8,159,453
Perspecta, Inc.	40,597	868,776
Sabre Corp.	80,931	611,838
salesforce.com, Inc. *	11,726	2,284,811
Science Applications International Corp.	10,151	811,877
Synopsys, Inc. *	7,799	1,553,717
Teradata Corp. *	56,444	1,185,324
The Western Union Co.	111,662	2,711,153
VeriSign, Inc. *	5,029	1,064,539
Visa, Inc., Class A	86,236	16,419,334
		311,875,310

Technology Hardware & Equipment 9.4%
Amphenol Corp., Class A	32,722	3,460,679
Apple, Inc.	709,399	301,522,951
Arrow Electronics, Inc. *	57,373	4,109,054
Avnet, Inc.	150,044	4,009,176
CDW Corp.	18,599	2,162,134
Cisco Systems, Inc.	880,553	41,474,046
CommScope Holding Co., Inc. *	111,690	1,036,483
Corning, Inc.	378,960	11,747,760
Dell Technologies, Inc., Class C *	23,614	1,412,826
F5 Networks, Inc. *	14,482	1,968,104
Flex Ltd. *	293,217	3,369,063
FLIR Systems, Inc.	19,595	816,328
Hewlett Packard Enterprise Co.	959,064	9,465,962
HP, Inc.	405,172	7,122,924
Insight Enterprises, Inc. *	17,854	889,843
Jabil, Inc.	89,838	3,131,753
Juniper Networks, Inc.	162,070	4,113,337
Motorola Solutions, Inc.	29,884	4,177,783
NCR Corp. *	46,713	860,920
Security	Number of Shares	Value ($)
NetApp, Inc.	77,340	3,426,162
Sanmina Corp. *	50,224	1,490,648
Seagate Technology plc	116,531	5,269,532
SYNNEX Corp.	17,028	2,124,073
TE Connectivity Ltd.	65,567	5,840,053
Trimble, Inc. *	27,299	1,215,078
Western Digital Corp.	124,249	5,355,132
Xerox Holdings Corp. *	94,259	1,569,412
		433,141,216

Telecommunication Services 3.6%
AT&T, Inc.	2,403,049	71,082,189
CenturyLink, Inc.	910,889	8,790,079
Liberty Global plc, Class A *	88,481	2,070,898
Liberty Global plc, Class C *	220,198	5,011,706
T-Mobile US, Inc. *	74,359	7,984,669
Telephone & Data Systems, Inc.	76,242	1,480,620
Verizon Communications, Inc.	1,200,543	69,007,212
		165,427,373

Transportation 2.4%
American Airlines Group, Inc. (a)	149,559	1,663,096
Avis Budget Group, Inc. *	93,208	2,414,087
C.H. Robinson Worldwide, Inc.	44,879	4,206,060
CSX Corp.	139,091	9,922,752
Delta Air Lines, Inc.	72,483	1,809,900
Expeditors International of Washington, Inc.	43,874	3,707,792
FedEx Corp.	109,558	18,449,567
Hertz Global Holdings, Inc. *	334,464	484,973
JB Hunt Transport Services, Inc.	18,460	2,388,724
Kansas City Southern	14,679	2,522,586
Kirby Corp. *	15,649	723,610
Knight-Swift Transportation Holdings, Inc.	29,201	1,269,951
Landstar System, Inc.	9,889	1,204,282
Macquarie Infrastructure Corp.	30,524	914,499
Norfolk Southern Corp.	49,057	9,429,246
Old Dominion Freight Line, Inc.	10,019	1,831,674
Ryder System, Inc.	58,946	2,159,192
Southwest Airlines Co.	55,770	1,722,735
Union Pacific Corp.	138,555	24,018,509
United Airlines Holdings, Inc. *	42,544	1,335,031
United Parcel Service, Inc., Class B	108,976	15,557,414
XPO Logistics, Inc. *	20,931	1,570,244
		109,305,924

Utilities 3.6%
Alliant Energy Corp.	35,167	1,893,743
Ameren Corp.	46,989	3,770,397
American Electric Power Co., Inc.	95,829	8,325,624
American Water Works Co., Inc.	18,784	2,766,320
Atmos Energy Corp.	15,511	1,644,011
CenterPoint Energy, Inc.	152,930	2,907,199
CMS Energy Corp.	49,988	3,208,230
Consolidated Edison, Inc.	79,769	6,128,652
Dominion Energy, Inc.	110,516	8,955,111
DTE Energy Co.	38,191	4,416,025
Duke Energy Corp.	176,577	14,963,135
Edison International	82,396	4,586,985
Entergy Corp.	40,591	4,267,332
Evergy, Inc.	52,165	3,381,857
Eversource Energy	53,150	4,787,220
Exelon Corp.	309,052	11,932,498
FirstEnergy Corp.	91,587	2,656,023
MDU Resources Group, Inc.	55,849	1,171,712
NextEra Energy, Inc.	51,034	14,325,244

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NiSource, Inc.	66,242	1,619,617
NRG Energy, Inc.	40,271	1,361,563
OGE Energy Corp.	39,455	1,298,070
PG&E Corp. *	635,112	5,938,297
Pinnacle West Capital Corp.	26,157	2,173,124
Portland General Electric Co.	19,830	875,098
PPL Corp.	205,775	5,477,730
Public Service Enterprise Group, Inc.	114,811	6,422,527
Sempra Energy	39,103	4,866,759
Southwest Gas Holdings, Inc.	11,957	832,685
The AES Corp.	299,039	4,554,364
The Southern Co.	197,693	10,796,015
UGI Corp.	58,499	1,950,357
Vistra Corp.	111,353	2,077,847
WEC Energy Group, Inc.	41,869	3,988,441
Xcel Energy, Inc.	90,695	6,261,583
		166,581,395
Total Common Stock
(Cost $3,104,726,057)		4,596,079,236

Warrants 0.0% of net assets

Energy 0.0%
Occidental Petroleum Corp., expires 08/03/27 *	62,791	351,628
Total Warrants
(Cost $—)		351,628

Other Investment Companies 0.5% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09% (c)	2,179,086	2,179,086

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.10% (c)	21,113,574	21,113,574
Total Other Investment Companies
(Cost $23,292,660)		23,292,660

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	123	20,070,525	(2,565)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,983,580.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Dividends Received
The Charles Schwab Corp.	$3,126,284	$564,787	($209,767)	($52,589)	($544,731)	$2,883,984	86,998	$41,686

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,290,922,242	$—	$—	$4,290,922,242
Energy	304,971,188	—	185,806	305,156,994
Warrants	351,628	—	—	351,628
Other Investment Companies[1]	23,292,660	—	—	23,292,660
Liabilities
Futures Contracts[2]	(2,565)	—	—	(2,565)
Total	$4,619,535,153	$—	$185,806	$4,619,720,959
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.9%
Cooper-Standard Holdings, Inc. *	159,698	1,710,366
Delphi Technologies plc *	250,791	3,759,357
Dorman Products, Inc. *	22,966	1,877,471
Fox Factory Holding Corp. *	4,595	408,955
Garrett Motion, Inc. *	214,621	1,261,971
Gentherm, Inc. *	33,516	1,299,415
LCI Industries	26,736	3,363,389
Modine Manufacturing Co. *	171,180	931,219
Standard Motor Products, Inc.	30,072	1,367,675
Stoneridge, Inc. *	26,699	553,203
Tenneco, Inc., Class A *	402,081	2,979,420
Tesla, Inc. *	3,902	5,582,826
Veoneer, Inc. *	111,763	1,123,218
Winnebago Industries, Inc.	26,484	1,599,898
		27,818,383

Banks 6.6%
Associated Banc-Corp.	128,823	1,654,087
Atlantic Union Bankshares Corp.	28,082	633,811
Axos Financial, Inc. *	15,504	347,445
BancorpSouth Bank	61,297	1,282,946
Bank of Hawaii Corp.	25,804	1,461,281
Bank OZK	72,847	1,751,970
BankUnited, Inc.	100,985	2,033,838
Banner Corp.	19,730	699,034
Berkshire Hills Bancorp, Inc.	20,915	208,313
BOK Financial Corp.	21,662	1,206,573
Boston Private Financial Holdings, Inc.	81,450	479,333
Brookline Bancorp, Inc.	28,414	272,632
Cadence BanCorp	36,142	282,269
Capitol Federal Financial, Inc.	92,772	895,250
Cathay General Bancorp	47,225	1,141,900
Central Pacific Financial Corp.	31,663	492,676
Columbia Banking System, Inc.	40,902	1,183,295
Commerce Bancshares, Inc.	40,257	2,305,116
Community Bank System, Inc.	18,758	1,054,762
Cullen/Frost Bankers, Inc.	31,193	2,247,768
CVB Financial Corp.	45,665	825,167
Eagle Bancorp, Inc.	8,711	262,027
East West Bancorp, Inc.	92,290	3,198,771
Essent Group Ltd.	28,641	1,026,207
F.N.B. Corp.	244,750	1,813,597
Federal Agricultural Mortgage Corp., Class C	4,669	277,852
First BanCorp	126,506	688,193
First Citizens BancShares, Inc., Class A	3,442	1,465,845
First Commonwealth Financial Corp.	66,603	524,166
First Financial Bancorp	48,328	672,484
First Financial Bankshares, Inc.	28,498	852,660
First Hawaiian, Inc.	82,843	1,439,811
First Horizon National Corp.	310,098	2,874,608
First Interstate BancSystem, Inc., Class A	9,965	290,081
Security	Number of Shares	Value ($)
First Merchants Corp.	11,876	290,131
First Midwest Bancorp, Inc.	59,129	717,530
Flagstar Bancorp, Inc.	13,688	429,529
Fulton Financial Corp.	141,363	1,371,221
Glacier Bancorp, Inc.	33,776	1,192,631
Great Western Bancorp, Inc.	53,124	690,612
Hancock Whitney Corp.	69,046	1,316,017
Heartland Financial USA, Inc.	9,194	287,221
Hilltop Holdings, Inc.	45,342	882,809
Home BancShares, Inc.	81,852	1,336,643
Hope Bancorp, Inc.	97,709	823,687
Independent Bank Corp.	10,338	667,008
International Bancshares Corp.	36,856	1,121,160
Investors Bancorp, Inc.	158,177	1,284,397
MGIC Investment Corp.	273,674	2,263,284
National Bank Holdings Corp., Class A	21,847	606,910
NBT Bancorp, Inc.	26,418	786,992
Northwest Bancshares, Inc.	76,947	757,928
OFG Bancorp	49,930	653,084
Old National Bancorp	90,692	1,268,781
Park National Corp.	9,622	825,183
Pinnacle Financial Partners, Inc.	21,987	871,125
Popular, Inc.	68,120	2,527,933
Prosperity Bancshares, Inc.	39,234	2,179,841
Provident Financial Services, Inc.	45,200	616,980
Radian Group, Inc.	141,863	2,116,596
Renasant Corp.	16,184	375,954
S&T Bancorp, Inc.	12,255	263,483
Sandy Spring Bancorp, Inc.	11,540	266,805
Signature Bank	21,830	2,238,230
Simmons First National Corp., Class A	37,042	614,527
South State Corp.	27,964	1,332,764
Sterling Bancorp	72,724	818,145
SVB Financial Group *	16,936	3,798,237
Synovus Financial Corp.	123,287	2,484,233
TCF Financial Corp.	69,343	1,906,239
Texas Capital Bancshares, Inc. *	30,639	1,017,828
The Bank of N.T. Butterfield & Son Ltd.	36,077	939,084
Towne Bank	18,014	317,767
Trustmark Corp.	46,438	1,045,784
UMB Financial Corp.	23,363	1,163,477
Umpqua Holdings Corp.	197,937	2,147,616
United Bankshares, Inc.	56,066	1,475,657
United Community Banks, Inc.	36,445	653,459
Valley National Bancorp	186,542	1,393,469
Walker & Dunlop, Inc.	24,569	1,238,523
Washington Federal, Inc.	71,358	1,665,496
Webster Financial Corp.	61,308	1,671,869
WesBanco, Inc.	29,187	578,778
Westamerica Bancorp	11,405	688,406
Western Alliance Bancorp	30,988	1,114,019
Wintrust Financial Corp.	33,771	1,445,399
WSFS Financial Corp.	10,253	292,518
		98,678,767

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 11.4%
AAON, Inc.	15,697	930,047
AAR Corp.	67,300	1,158,906
Advanced Drainage Systems, Inc.	6,864	336,336
Aegion Corp. *	68,252	1,052,446
Aerojet Rocketdyne Holdings, Inc. *	10,724	442,365
Air Lease Corp.	78,525	2,058,925
Alamo Group, Inc.	9,392	968,409
Albany International Corp., Class A	15,616	750,817
Allegion plc	27,055	2,690,890
Altra Industrial Motion Corp.	34,609	1,184,666
American Woodmark Corp. *	13,259	1,068,941
Apogee Enterprises, Inc.	51,490	1,111,669
Applied Industrial Technologies, Inc.	52,731	3,328,381
Arcosa, Inc.	82,701	3,491,636
Argan, Inc.	21,658	929,128
Armstrong World Industries, Inc.	20,484	1,459,280
Astec Industries, Inc.	42,380	1,885,486
Astronics Corp. *	24,795	215,717
Atkore International Group, Inc. *	40,126	1,070,160
AZZ, Inc.	35,817	1,131,101
Barnes Group, Inc.	47,490	1,750,956
Beacon Roofing Supply, Inc. *	104,515	3,256,687
BMC Stock Holdings, Inc. *	81,509	2,086,630
Builders FirstSource, Inc. *	83,580	1,980,010
BWX Technologies, Inc.	42,553	2,319,990
CAI International, Inc. *	15,269	262,779
Chart Industries, Inc. *	19,507	1,336,815
CIRCOR International, Inc. *	31,303	820,765
Colfax Corp. *	109,314	3,178,851
Columbus McKinnon Corp.	11,261	373,077
Comfort Systems USA, Inc.	41,006	2,038,408
Crane Co.	43,979	2,487,892
Cubic Corp.	23,226	975,492
Douglas Dynamics, Inc.	9,106	321,897
DXP Enterprises, Inc. *	32,212	543,739
Dycom Industries, Inc. *	61,026	2,613,744
Encore Wire Corp.	32,742	1,643,321
Enerpac Tool Group Corp.	74,777	1,413,285
EnerSys	56,772	3,818,485
EnPro Industries, Inc.	23,393	1,116,548
ESCO Technologies, Inc.	11,520	990,029
Federal Signal Corp.	38,437	1,188,088
Franklin Electric Co., Inc.	32,816	1,773,705
Generac Holdings, Inc. *	24,309	3,830,612
Gibraltar Industries, Inc. *	21,901	1,132,720
GMS, Inc. *	57,433	1,345,655
Granite Construction, Inc.	116,037	1,967,988
Griffon Corp.	65,930	1,507,819
H&E Equipment Services, Inc.	65,892	1,159,040
HEICO Corp.	6,557	630,259
HEICO Corp., Class A	13,076	1,000,968
Herc Holdings, Inc. *	38,760	1,300,010
Hillenbrand, Inc.	92,049	2,690,592
Hyster-Yale Materials Handling, Inc.	24,903	929,131
Ingersoll Rand, Inc. *	105,336	3,327,564
Insteel Industries, Inc.	36,051	671,991
JELD-WEN Holding, Inc. *	85,105	1,668,058
John Bean Technologies Corp.	11,524	1,080,490
Kadant, Inc.	3,444	373,708
Kaman Corp.	31,717	1,252,504
Kennametal, Inc.	85,939	2,316,915
Lindsay Corp.	11,313	1,097,022
Lydall, Inc. *	43,406	703,177
Masonite International Corp. *	33,637	2,837,281
MasTec, Inc. *	67,313	2,677,711
Maxar Technologies, Inc. *	90,371	1,607,700
Meritor, Inc. *	70,079	1,594,297
Security	Number of Shares	Value ($)
Moog, Inc., Class A	46,233	2,483,637
MRC Global, Inc. *	257,660	1,533,077
Mueller Industries, Inc.	105,191	2,941,140
Mueller Water Products, Inc., Class A	130,974	1,325,457
MYR Group, Inc. *	42,356	1,553,195
National Presto Industries, Inc.	7,802	666,213
Navistar International Corp. *	42,984	1,376,778
NOW, Inc. *	329,898	2,599,596
nVent Electric plc	163,048	2,960,952
Patrick Industries, Inc.	21,521	1,376,268
Primoris Services Corp.	89,702	1,437,923
Proto Labs, Inc. *	6,740	809,609
Quanex Building Products Corp.	59,622	837,689
Raven Industries, Inc.	30,248	653,659
RBC Bearings, Inc. *	7,647	936,146
REV Group, Inc.	48,143	312,930
Rexnord Corp.	70,865	2,052,959
Rush Enterprises, Inc., Class A	70,891	3,372,994
Simpson Manufacturing Co., Inc.	25,977	2,508,339
SiteOne Landscape Supply, Inc. *	10,291	1,317,557
SPX FLOW, Inc. *	45,020	1,804,402
Standex International Corp.	14,814	793,290
Teledyne Technologies, Inc. *	10,705	3,283,223
Tennant Co.	13,661	910,096
Terex Corp.	196,852	3,710,660
The Greenbrier Cos., Inc.	130,266	3,351,744
The Manitowoc Co., Inc. *	56,264	599,774
The Middleby Corp. *	33,953	2,820,136
Titan Machinery, Inc. *	66,928	727,173
Trex Co., Inc. *	11,806	1,644,930
TriMas Corp. *	35,374	827,752
Triton International Ltd.	54,853	1,726,224
Tutor Perini Corp. *	253,920	2,988,638
Vectrus, Inc. *	15,535	683,385
Wabash National Corp.	179,047	2,039,345
Watts Water Technologies, Inc., Class A	17,059	1,431,080
Welbilt, Inc. *	92,174	560,418
Woodward, Inc.	32,305	2,420,937
		169,639,036

Commercial & Professional Services 5.4%
ACCO Brands Corp.	202,280	1,318,866
ADT, Inc.	70,309	605,360
Advanced Disposal Services, Inc. *	47,414	1,430,006
ASGN, Inc. *	44,141	3,021,893
Brady Corp., Class A	32,091	1,475,223
CBIZ, Inc. *	35,892	867,869
Cimpress plc *	7,802	780,200
Clean Harbors, Inc. *	43,798	2,610,361
Copart, Inc. *	37,144	3,463,678
CoreLogic, Inc.	65,057	4,434,285
CoStar Group, Inc. *	2,608	2,216,174
Covanta Holding Corp.	170,669	1,679,383
Deluxe Corp.	103,463	2,920,760
Exponent, Inc.	12,358	1,038,813
FTI Consulting, Inc. *	21,968	2,623,858
Harsco Corp. *	102,773	1,640,257
Healthcare Services Group, Inc.	87,907	2,302,284
Herman Miller, Inc.	76,616	1,795,113
HNI Corp.	78,334	2,326,520
Huron Consulting Group, Inc. *	17,133	817,587
IAA, Inc. *	59,137	2,563,589
ICF International, Inc.	16,444	1,111,779
Insperity, Inc.	16,916	1,131,004
Interface, Inc.	108,374	864,825
KAR Auction Services, Inc.	104,634	1,583,112
Kelly Services, Inc., Class A	186,288	2,758,925
Kforce, Inc.	36,367	1,048,824

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Knoll, Inc.	70,614	826,890
Korn Ferry	55,199	1,551,092
Matthews International Corp., Class A	49,838	1,076,501
McGrath RentCorp	17,787	1,032,002
MSA Safety, Inc.	12,717	1,507,346
Quad Graphics, Inc.	336,048	1,045,109
Resources Connection, Inc.	75,737	855,828
Rollins, Inc.	41,728	2,186,547
RR Donnelley & Sons Co.	1,006,481	1,137,324
SP Plus Corp. *	37,978	603,470
Steelcase, Inc., Class A	167,774	1,800,215
Stericycle, Inc. *	60,664	3,666,229
Team, Inc. *	78,106	308,519
Tetra Tech, Inc.	31,797	2,818,804
The Brink’s Co.	26,612	1,180,242
TransUnion	33,096	2,964,409
TriNet Group, Inc. *	7,533	497,178
TrueBlue, Inc. *	126,292	1,948,686
U.S. Ecology, Inc.	14,855	515,171
UniFirst Corp.	11,744	2,190,021
Viad Corp.	35,683	515,976
		80,658,107

Consumer Durables & Apparel 4.6%
Acushnet Holdings Corp.	30,514	1,161,058
Beazer Homes USA, Inc. *	76,011	850,563
Callaway Golf Co.	69,673	1,327,271
Cavco Industries, Inc. *	4,606	922,720
Century Communities, Inc. *	12,218	435,205
Columbia Sportswear Co.	21,481	1,629,119
Crocs, Inc. *	28,562	1,026,518
Deckers Outdoor Corp. *	21,411	4,480,252
Ethan Allen Interiors, Inc.	81,391	963,669
Fossil Group, Inc. *	634,458	2,100,056
G-III Apparel Group Ltd. *	138,343	1,368,212
Helen of Troy Ltd. *	17,066	3,212,675
iRobot Corp. *	20,545	1,493,416
KB Home	72,139	2,426,756
Kontoor Brands, Inc. *	93,621	1,793,778
La-Z-Boy, Inc.	81,438	2,317,725
LGI Homes, Inc. *	5,351	610,603
M.D.C. Holdings, Inc.	53,579	2,401,947
M/I Homes, Inc. *	35,375	1,472,661
Meritage Homes Corp. *	40,087	3,975,829
Movado Group, Inc.	44,393	427,949
Oxford Industries, Inc.	25,903	1,112,275
Smith & Wesson Brands, Inc. *	144,758	3,458,269
Steven Madden Ltd.	98,023	2,076,127
Sturm, Ruger & Co., Inc.	30,088	2,448,261
Tempur Sealy International, Inc. *	26,700	2,161,365
TopBuild Corp. *	19,782	2,609,641
TRI Pointe Group, Inc. *	195,083	3,261,788
Tupperware Brands Corp.	460,612	7,107,243
Universal Electronics, Inc. *	16,661	767,572
Vista Outdoor, Inc. *	292,430	5,015,174
Wolverine World Wide, Inc.	107,578	2,586,175
		69,001,872

Consumer Services 4.7%
Adtalem Global Education, Inc. *	79,323	2,723,952
American Public Education, Inc. *	27,313	795,081
Arcos Dorados Holdings, Inc., Class A	235,920	1,097,029
BJ’s Restaurants, Inc.	46,352	929,821
Bloomin’ Brands, Inc.	163,580	1,884,442
Boyd Gaming Corp.	82,981	1,964,160
Bright Horizons Family Solutions, Inc. *	17,570	1,884,207
Brinker International, Inc.	102,128	2,746,222
Security	Number of Shares	Value ($)
Caesars Entertainment, Inc. *	37,737	1,171,734
Choice Hotels International, Inc.	10,817	909,061
Churchill Downs, Inc.	15,934	2,207,178
Dave & Buster’s Entertainment, Inc. (a)	57,613	710,944
Denny’s Corp. *	44,482	395,223
Dine Brands Global, Inc.	16,187	735,375
Dunkin’ Brands Group, Inc.	34,015	2,337,851
Fiesta Restaurant Group, Inc. *	50,787	329,100
frontdoor, Inc. *	24,073	1,010,946
Graham Holdings Co., Class B	6,350	2,529,650
Grand Canyon Education, Inc. *	20,615	1,829,375
Hilton Grand Vacations, Inc. *	69,056	1,401,837
Houghton Mifflin Harcourt Co. *	453,310	1,341,798
Hyatt Hotels Corp., Class A	46,858	2,249,184
International Game Technology plc	275,095	2,712,437
Jack in the Box, Inc.	42,916	3,523,833
K12, Inc. *	66,685	3,053,506
Laureate Education, Inc., Class A *	118,768	1,505,978
Marriott Vacations Worldwide Corp.	26,929	2,279,809
Papa John’s International, Inc.	15,402	1,458,107
Penn National Gaming, Inc. *	102,060	3,454,731
Perdoceo Education Corp. *	41,155	592,632
Planet Fitness, Inc., Class A *	5,267	274,937
Red Robin Gourmet Burgers, Inc. *	52,752	461,052
Red Rock Resorts, Inc., Class A	68,363	749,258
Regis Corp. *	92,725	712,128
Ruth’s Hospitality Group, Inc.	27,150	181,769
Scientific Games Corp., Class A *	66,316	1,165,172
SeaWorld Entertainment, Inc. *	39,758	575,298
ServiceMaster Global Holdings, Inc. *	50,791	2,076,844
Strategic Education, Inc.	5,061	638,749
Texas Roadhouse, Inc.	51,790	2,910,080
The Cheesecake Factory, Inc. (a)	97,829	2,347,896
Vail Resorts, Inc.	14,339	2,753,518
WW International, Inc. *	25,034	645,377
Wyndham Hotels & Resorts, Inc.	45,514	2,009,898
		69,267,179

Diversified Financials 4.3%
AGNC Investment Corp.	252,429	3,433,034
Apollo Commercial Real Estate Finance, Inc.	72,902	677,989
Artisan Partners Asset Management, Inc., Class A	40,688	1,474,126
BGC Partners, Inc., Class A	252,729	700,059
Blackstone Mortgage Trust, Inc., Class A	54,937	1,322,334
BrightSphere Investment Group, Inc. *	42,515	571,402
Cannae Holdings, Inc. *	55,185	2,079,371
Capstead Mortgage Corp.	136,694	840,668
Cboe Global Markets, Inc.	29,510	2,588,027
Cohen & Steers, Inc.	11,449	689,001
Compass Diversified Holdings	40,765	650,202
Credit Acceptance Corp. *	4,667	2,183,876
Donnelley Financial Solutions, Inc. *	92,860	803,239
Eaton Vance Corp.	82,168	2,969,552
Encore Capital Group, Inc. *	22,679	828,464
Enova International, Inc. *	48,972	787,960
FactSet Research Systems, Inc.	12,069	4,179,495
Federated Hermes, Inc.	95,812	2,525,604
FirstCash, Inc.	23,838	1,374,022
Green Dot Corp., Class A *	29,399	1,490,235
Greenhill & Co., Inc.	66,865	801,043
Houlihan Lokey, Inc.	17,489	958,397
Invesco Mortgage Capital, Inc. (a)	192,835	592,003
Janus Henderson Group plc	171,382	3,580,170
Ladder Capital Corp. REIT	87,916	683,107
MarketAxess Holdings, Inc.	3,695	1,909,207
MFA Financial, Inc.	515,028	1,354,524

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Moelis & Co., Class A	32,655	972,792
Morningstar, Inc.	6,835	1,148,553
Nelnet, Inc., Class A	21,245	1,232,210
New York Mortgage Trust, Inc.	236,885	620,639
OneMain Holdings, Inc.	94,819	2,721,305
PennyMac Mortgage Investment Trust	82,511	1,555,332
Piper Sandler Cos.	11,463	709,674
PRA Group, Inc. *	47,115	1,863,869
Redwood Trust, Inc.	108,952	776,828
SLM Corp.	302,267	2,046,348
Stifel Financial Corp.	31,464	1,525,375
Two Harbors Investment Corp.	210,432	1,142,646
Virtus Investment Partners, Inc.	7,433	1,010,293
Waddell & Reed Financial, Inc., Class A	255,398	3,726,257
WisdomTree Investments, Inc.	179,064	644,630
World Acceptance Corp. *	13,911	1,033,587
		64,777,449

Energy 4.4%
Arch Resources, Inc.	46,358	1,438,025
Archrock, Inc.	183,114	1,219,539
Callon Petroleum Co. *(a)	341,357	389,147
Centennial Resource Development, Inc., Class A *	344,888	271,530
ChampionX Corp. *	105,719	1,005,388
Cheniere Energy, Inc. *	32,897	1,627,744
Cimarex Energy Co.	73,186	1,790,130
CNX Resources Corp. *	375,589	3,624,434
CONSOL Energy, Inc. *	193,164	1,135,804
Continental Resources, Inc. (a)	86,208	1,490,536
Core Laboratories N.V.	57,467	1,225,771
Cosan Ltd., Class A	182,429	3,685,066
CVR Energy, Inc.	52,045	999,264
Denbury Resources, Inc. *	1,288,085	32,846
Diamondback Energy, Inc.	35,424	1,412,001
Dril-Quip, Inc. *	53,257	1,772,926
EQT Corp.	337,416	4,899,280
Equitrans Midstream Corp.	199,638	1,926,507
Exterran Corp. *	178,383	886,563
Forum Energy Technologies, Inc. *	819,520	410,252
Frank’s International N.V. *	239,236	545,458
GasLog Ltd. (a)	79,534	232,239
Green Plains, Inc. *	242,662	3,137,620
Gulfport Energy Corp. *	459,069	463,660
Helix Energy Solutions Group, Inc. *	204,581	857,194
International Seaways, Inc.	36,548	631,184
Kosmos Energy Ltd.	307,102	494,434
Liberty Oilfield Services, Inc., Class A	55,438	313,225
Magnolia Oil & Gas Corp., Class A *	51,724	309,309
Matador Resources Co. *	36,820	319,598
Matrix Service Co. *	79,840	698,999
Newpark Resources, Inc. *	269,234	508,852
NexTier Oilfield Solutions, Inc. *	110,917	279,511
Nordic American Tankers Ltd. (a)	404,372	1,839,893
Oasis Petroleum, Inc. *	2,650,111	1,696,071
Oil States International, Inc. *	308,575	1,382,416
Par Pacific Holdings, Inc. *	63,086	467,467
Parsley Energy, Inc., Class A	100,427	1,102,688
PDC Energy, Inc. *	89,925	1,282,330
ProPetro Holding Corp. *	73,500	394,695
QEP Resources, Inc.	1,469,627	2,160,352
Range Resources Corp.	853,171	5,511,485
Renewable Energy Group, Inc. *	94,065	2,594,313
REX American Resources Corp. *	11,940	813,711
RPC, Inc. *	241,637	717,662
Scorpio Tankers, Inc.	49,109	649,221
SEACOR Holdings, Inc. *	23,458	682,159
SFL Corp., Ltd.	101,936	847,088
Security	Number of Shares	Value ($)
Southwestern Energy Co. *	356,800	867,024
Teekay Tankers Ltd., Class A *(a)	27,326	409,070
Tidewater, Inc. *	106,801	664,302
US Silica Holdings, Inc.	280,563	990,387
Whiting Petroleum Corp. *(a)	1,025,829	800,147
		65,906,517

Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc. *	50,590	2,026,130
Ingles Markets, Inc., Class A	49,976	2,011,534
PriceSmart, Inc.	39,892	2,607,740
The Andersons, Inc.	130,345	1,853,506
The Chefs’ Warehouse, Inc. *	17,597	202,893
Weis Markets, Inc.	32,937	1,640,921
		10,342,724

Food, Beverage & Tobacco 2.6%
B&G Foods, Inc. (a)	122,985	3,555,496
Cal-Maine Foods, Inc. *	45,833	2,014,131
Calavo Growers, Inc.	14,142	816,983
Coca-Cola Consolidated, Inc.	2,494	572,523
Fresh Del Monte Produce, Inc.	121,535	2,744,260
Hostess Brands, Inc. *	32,094	406,952
J&J Snack Foods Corp.	9,649	1,188,081
John B. Sanfilippo & Son, Inc.	10,420	918,731
Keurig Dr Pepper, Inc.	86,774	2,654,417
Lamb Weston Holdings, Inc.	35,711	2,145,517
Lancaster Colony Corp.	12,369	1,961,600
Nomad Foods Ltd. *	115,504	2,663,522
Pilgrim’s Pride Corp. *	85,624	1,314,329
Post Holdings, Inc. *	32,316	2,867,722
The Boston Beer Co., Inc., Class A *	3,460	2,804,123
The Hain Celestial Group, Inc. *	90,400	3,071,792
TreeHouse Foods, Inc. *	70,130	3,073,097
Universal Corp.	70,963	2,991,800
Vector Group Ltd.	134,115	1,182,894
		38,947,970

Health Care Equipment & Services 4.6%
ABIOMED, Inc. *	4,732	1,419,316
Acadia Healthcare Co., Inc. *	78,863	2,350,906
Align Technology, Inc. *	11,954	3,512,324
Allscripts Healthcare Solutions, Inc. *	162,254	1,460,286
Amedisys, Inc. *	8,035	1,881,476
AMN Healthcare Services, Inc. *	29,897	1,642,541
Avanos Medical, Inc. *	31,362	961,872
Brookdale Senior Living, Inc. *	459,692	1,273,347
Cantel Medical Corp.	16,823	794,887
Chemed Corp.	6,220	3,061,422
Community Health Systems, Inc. *	937,151	4,667,012
CONMED Corp.	10,658	879,711
Covetrus, Inc. *	216,887	4,806,216
Globus Medical, Inc., Class A *	19,966	961,962
Haemonetics Corp. *	12,113	1,061,825
Hill-Rom Holdings, Inc.	27,395	2,663,342
HMS Holdings Corp. *	31,737	1,031,452
ICU Medical, Inc. *	4,771	876,576
IDEXX Laboratories, Inc. *	7,117	2,830,787
Integer Holdings Corp. *	13,022	856,457
Integra LifeSciences Holdings Corp. *	15,577	743,802
Invacare Corp.	94,495	665,245
LHC Group, Inc. *	7,788	1,519,517
LivaNova plc *	14,361	668,361
Masimo Corp. *	9,840	2,165,981
Merit Medical Systems, Inc. *	22,576	1,009,599
National HealthCare Corp.	8,050	477,526

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Neogen Corp. *	10,385	797,256
NextGen Healthcare, Inc. *	54,814	801,381
NuVasive, Inc. *	19,228	1,098,688
Omnicell, Inc. *	5,368	377,317
Premier, Inc., Class A *	32,879	1,149,779
Select Medical Holdings Corp. *	121,613	2,315,511
Teleflex, Inc.	9,359	3,491,843
The Ensign Group, Inc.	27,450	1,262,425
The Providence Service Corp. *	17,396	1,409,250
Tivity Health, Inc. *	80,260	1,053,011
Triple-S Management Corp., Class B *	88,803	1,728,106
Varex Imaging Corp. *	38,135	597,957
Veeva Systems, Inc., Class A *	5,109	1,351,688
West Pharmaceutical Services, Inc.	17,148	4,610,583
		68,288,543

Household & Personal Products 1.2%
Central Garden & Pet Co. *	8,323	315,109
Central Garden & Pet Co., Class A *	42,935	1,487,698
Coty, Inc., Class A	517,377	1,919,468
Edgewell Personal Care Co. *	98,193	2,934,989
Energizer Holdings, Inc.	30,845	1,546,260
Herbalife Nutrition Ltd. *	93,454	4,788,583
Medifast, Inc.	3,388	566,236
Spectrum Brands Holdings, Inc.	40,506	2,193,805
USANA Health Sciences, Inc. *	15,565	1,263,567
WD-40 Co.	4,836	950,516
		17,966,231

Insurance 2.8%
Ambac Financial Group, Inc. *	66,970	857,216
American Equity Investment Life Holding Co.	140,526	3,576,387
American National Group, Inc.	7,740	570,051
AMERISAFE, Inc.	13,974	886,790
Argo Group International Holdings Ltd.	32,926	1,103,350
Brighthouse Financial, Inc. *	74,732	2,117,905
Brown & Brown, Inc.	90,521	4,115,990
CNA Financial Corp.	34,183	1,138,294
Employers Holdings, Inc.	23,100	751,212
Horace Mann Educators Corp.	25,916	973,923
James River Group Holdings Ltd.	31,900	1,477,608
Kemper Corp.	33,414	2,623,667
MBIA, Inc. *	246,160	1,971,742
Mercury General Corp.	33,641	1,443,535
National General Holdings Corp.	53,145	1,806,398
ProAssurance Corp.	123,693	1,818,287
RLI Corp.	17,912	1,578,585
Safety Insurance Group, Inc.	11,589	876,940
Selective Insurance Group, Inc.	32,331	1,756,866
Stewart Information Services Corp.	49,876	2,092,298
The Hanover Insurance Group, Inc.	31,912	3,251,195
United Fire Group, Inc.	19,745	500,931
Universal Insurance Holdings, Inc.	44,423	777,847
White Mountains Insurance Group Ltd.	4,127	3,632,296
		41,699,313

Materials 7.3%
AdvanSix, Inc. *	82,437	1,026,341
Allegheny Technologies, Inc. *	161,459	1,403,079
Avient Corp.	115,621	2,763,342
Axalta Coating Systems Ltd. *	135,502	3,008,144
Balchem Corp.	11,318	1,134,743
Boise Cascade Co.	90,939	4,236,848
Cabot Corp.	88,825	3,240,336
Carpenter Technology Corp.	76,965	1,720,937
Security	Number of Shares	Value ($)
Century Aluminum Co. *	150,177	1,308,042
Clearwater Paper Corp. *	84,384	3,115,457
Cleveland-Cliffs, Inc.	625,549	3,240,344
Compass Minerals International, Inc.	43,244	2,202,849
Constellium SE *	91,413	732,218
Contura Energy, Inc. *	133,665	530,650
Eagle Materials, Inc.	33,687	2,702,708
Element Solutions, Inc. *	169,167	1,837,154
Ferro Corp. *	70,761	827,196
FMC Corp.	36,355	3,855,448
GCP Applied Technologies, Inc. *	57,781	1,318,562
Greif, Inc., Class A	54,384	1,892,019
H.B. Fuller Co.	49,088	2,225,650
Hecla Mining Co.	417,484	2,304,512
Ingevity Corp. *	19,450	1,137,436
Innospec, Inc.	18,748	1,409,287
Kaiser Aluminum Corp.	22,931	1,420,575
Kraton Corp. *	71,756	943,591
Livent Corp. *	45,708	286,589
Louisiana-Pacific Corp.	127,980	4,053,127
Materion Corp.	26,975	1,548,905
Mercer International, Inc.	72,718	541,749
Minerals Technologies, Inc.	43,446	2,036,749
Myers Industries, Inc.	46,360	698,182
Neenah, Inc.	20,489	914,014
NewMarket Corp.	5,811	2,178,021
Orion Engineered Carbons S.A.	58,153	593,161
P.H. Glatfelter Co.	101,265	1,613,151
Quaker Chemical Corp.	6,126	1,188,444
Rayonier Advanced Materials, Inc.	383,214	1,115,153
Royal Gold, Inc.	11,738	1,642,498
Schnitzer Steel Industries, Inc., Class A	106,561	1,960,722
Schweitzer-Mauduit International, Inc.	43,685	1,421,073
Sensient Technologies Corp.	43,953	2,294,786
Silgan Holdings, Inc.	92,452	3,536,289
Southern Copper Corp.	61,815	2,701,934
Stepan Co.	20,832	2,274,854
Summit Materials, Inc., Class A *	93,988	1,383,503
SunCoke Energy, Inc.	228,195	727,942
The Scotts Miracle-Gro Co.	25,751	4,083,336
TimkenSteel Corp. *	190,879	700,526
Trinseo S.A.	122,893	2,666,778
Tronox Holdings plc, Class A *	170,359	1,298,136
US Concrete, Inc. *	26,540	658,723
Valvoline, Inc.	76,676	1,573,392
Verso Corp., Class A	129,016	1,575,285
W.R. Grace & Co.	46,840	2,160,729
Warrior Met Coal, Inc.	170,378	2,712,418
Westlake Chemical Corp.	46,605	2,539,973
Worthington Industries, Inc.	78,529	2,938,555
		109,156,165

Media & Entertainment 3.3%
AMC Entertainment Holdings, Inc., Class A (a)	269,836	1,090,137
AMC Networks, Inc., Class A *	88,013	2,033,100
Cable One, Inc.	1,044	1,902,753
Cars.com, Inc. *	173,548	1,409,210
Gannett Co., Inc.	640,543	948,004
Gray Television, Inc. *	66,831	958,357
IHeartMedia, Inc., Class A *	88,299	738,180
John Wiley & Sons, Inc., Class A	58,913	1,993,027
Liberty Media Corp. - Liberty Formula One, Class A *	5,596	185,172
Liberty Media Corp. - Liberty Formula One, Class C *	43,318	1,535,190
Liberty TripAdvisor Holdings, Inc., Class A *	169,351	419,990
Lions Gate Entertainment Corp., Class A *	56,615	433,671

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp., Class B *	122,496	870,947
Live Nation Entertainment, Inc. *	38,994	1,825,309
Madison Square Garden Entertainment Corp. *	6,174	437,490
Madison Square Garden Sports Corp. *	6,237	958,564
Meredith Corp.	75,297	1,081,265
MSG Networks, Inc., Class A *	51,499	490,785
National CineMedia, Inc.	193,969	479,103
Nexstar Media Group, Inc., Class A	25,153	2,204,660
Scholastic Corp.	58,526	1,400,527
Sinclair Broadcast Group, Inc., Class A	106,057	2,184,774
Sirius XM Holdings, Inc.	428,582	2,520,062
Spotify Technology S.A. *	3,582	923,511
Take-Two Interactive Software, Inc. *	21,473	3,522,001
TEGNA, Inc.	259,743	3,059,773
The E.W. Scripps Co., Class A	34,904	397,207
The Marcus Corp.	19,774	273,079
The New York Times Co., Class A	47,847	2,207,661
TripAdvisor, Inc.	88,086	1,781,980
Twitter, Inc. *	66,717	2,428,499
Yandex N.V., Class A *	64,032	3,684,401
Yelp, Inc. *	37,386	933,902
Zynga, Inc., Class A *	217,585	2,138,861
		49,451,152

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alkermes plc *	37,830	681,318
Bio-Rad Laboratories, Inc., Class A *	5,763	3,024,941
Bio-Techne Corp.	6,914	1,902,456
BioMarin Pharmaceutical, Inc. *	10,988	1,316,472
Bruker Corp.	35,510	1,584,456
Catalent, Inc. *	35,626	3,111,575
Charles River Laboratories International, Inc. *	15,234	3,031,414
Elanco Animal Health, Inc. *	79,550	1,879,767
Emergent BioSolutions, Inc. *	15,465	1,720,327
Horizon Therapeutics plc *	8,045	492,274
Incyte Corp. *	10,505	1,037,474
Lannett Co., Inc. *	43,332	257,825
Myriad Genetics, Inc. *	106,491	1,285,346
Nektar Therapeutics *	17,500	387,800
PDL BioPharma, Inc. *	525,935	1,672,473
PerkinElmer, Inc.	39,598	4,708,598
PRA Health Sciences, Inc. *	15,563	1,658,393
Prestige Consumer Healthcare, Inc. *	33,423	1,243,001
Syneos Health, Inc. *	21,220	1,323,916
Taro Pharmaceutical Industries Ltd. *	12,545	815,551
Vertex Pharmaceuticals, Inc. *	5,827	1,584,944
		34,720,321

Real Estate 9.4%
Acadia Realty Trust	48,569	584,771
Alexander & Baldwin, Inc.	100,575	1,188,796
American Assets Trust, Inc.	21,776	587,952
American Campus Communities, Inc.	82,718	2,948,069
American Finance Trust, Inc.	47,650	348,083
American Homes 4 Rent, Class A	68,847	1,996,563
Americold Realty Trust	18,422	743,328
Apartment Investment & Management Co., Class A	77,247	2,998,729
Ashford Hospitality Trust, Inc.	104,608	410,063
Brandywine Realty Trust	167,989	1,819,321
Brookfield Property REIT, Inc., Class A (a)	99,616	1,156,542
CBL & Associates Properties, Inc. *	4,163,112	761,017
Chatham Lodging Trust	73,227	381,513
Columbia Property Trust, Inc.	126,087	1,508,001
CorePoint Lodging, Inc.	188,313	1,052,670
Security	Number of Shares	Value ($)
CoreSite Realty Corp.	8,651	1,116,412
Corporate Office Properties Trust	74,018	1,959,997
Cousins Properties, Inc.	49,735	1,527,859
CubeSmart	72,941	2,164,159
Cushman & Wakefield plc *	30,375	325,012
CyrusOne, Inc.	26,605	2,219,389
DiamondRock Hospitality Co.	280,164	1,294,358
Douglas Emmett, Inc.	66,097	1,926,067
EastGroup Properties, Inc.	9,086	1,205,349
Empire State Realty Trust, Inc., Class A	139,415	920,139
EPR Properties	42,610	1,219,924
Equity Commonwealth	53,496	1,688,869
Equity LifeStyle Properties, Inc.	39,712	2,713,124
Federal Realty Investment Trust	32,135	2,451,900
First Industrial Realty Trust, Inc.	36,997	1,624,908
Franklin Street Properties Corp.	163,565	858,716
Front Yard Residential Corp.	65,586	568,631
Gaming & Leisure Properties, Inc.	77,823	2,817,971
Global Net Lease, Inc.	46,879	780,535
Healthcare Realty Trust, Inc.	58,472	1,713,230
Healthcare Trust of America, Inc., Class A	77,833	2,148,969
Hersha Hospitality Trust	110,683	526,851
Highwoods Properties, Inc.	68,509	2,626,635
HomeBanc Corp. *(b)	6,875	—
Hudson Pacific Properties, Inc.	66,016	1,555,997
Investors Real Estate Trust	11,055	799,276
Invitation Homes, Inc.	87,982	2,623,623
iStar, Inc.	78,970	916,842
JBG SMITH Properties	36,351	1,054,542
Kennedy-Wilson Holdings, Inc.	71,879	1,066,684
Kilroy Realty Corp.	38,014	2,215,076
Kite Realty Group Trust	101,821	1,004,973
Lexington Realty Trust	169,925	1,971,130
Life Storage, Inc.	19,479	1,911,474
LTC Properties, Inc.	15,618	580,209
Mack-Cali Realty Corp.	86,476	1,246,984
Marcus & Millichap, Inc. *	10,776	293,538
Medical Properties Trust, Inc.	121,364	2,443,057
National Health Investors, Inc.	14,678	910,036
National Retail Properties, Inc.	52,747	1,869,881
New Senior Investment Group, Inc.	232,669	791,075
Newmark Group, Inc., Class A	95,243	387,639
Office Properties Income Trust	44,740	1,125,211
Omega Healthcare Investors, Inc.	91,356	2,958,107
Paramount Group, Inc.	166,348	1,186,061
Pebblebrook Hotel Trust	92,685	982,461
Pennsylvania Real Estate Investment Trust (a)	295,481	348,668
Physicians Realty Trust	53,621	967,323
Piedmont Office Realty Trust, Inc., Class A	139,705	2,264,618
PotlatchDeltic Corp.	31,692	1,356,735
Preferred Apartment Communities, Inc., Class A	38,061	275,181
PS Business Parks, Inc.	7,238	998,482
QTS Realty Trust, Inc., Class A	18,797	1,352,444
Rayonier, Inc.	104,541	2,904,149
Regency Centers Corp.	59,855	2,455,851
Retail Opportunity Investments Corp.	70,082	761,791
Retail Properties of America, Inc., Class A	293,731	1,868,129
RLJ Lodging Trust	250,931	2,009,957
RPT Realty	102,644	638,446
Ryman Hospitality Properties, Inc.	33,751	1,080,707
Sabra Health Care REIT, Inc.	76,371	1,125,709
SBA Communications Corp.	11,581	3,607,945
Seritage Growth Properties, Class A *(a)	37,755	351,499
SITE Centers Corp.	260,356	1,908,409
Spirit Realty Capital, Inc.	60,280	2,077,249
STAG Industrial, Inc.	34,051	1,110,063
STORE Capital Corp.	48,842	1,157,067

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Summit Hotel Properties, Inc.	133,648	692,297
Sun Communities, Inc.	19,025	2,852,418
Sunstone Hotel Investors, Inc.	295,573	2,210,886
Tanger Factory Outlet Centers, Inc. (a)	179,791	1,156,056
Taubman Centers, Inc.	64,707	2,505,455
The GEO Group, Inc.	241,769	2,570,004
The Howard Hughes Corp. *	15,457	822,158
Uniti Group, Inc.	415,463	4,113,084
Urban Edge Properties	84,805	888,756
VICI Properties, Inc.	58,701	1,274,399
Washington Prime Group, Inc. (a)	1,851,907	1,359,115
Washington Real Estate Investment Trust	53,779	1,202,498
Weingarten Realty Investors	92,792	1,583,032
Xenia Hotels & Resorts, Inc.	178,848	1,423,630
		140,052,508

Retailing 3.9%
Ascena Retail Group, Inc. *(a)	327,732	235,639
At Home Group, Inc. *	64,087	795,961
Caleres, Inc.	199,316	1,257,684
Chico’s FAS, Inc.	1,555,974	1,976,087
Conn’s, Inc. *	79,481	791,631
Designer Brands, Inc., Class A	353,082	2,086,715
Dillard’s, Inc., Class A (a)	81,669	1,923,305
Express, Inc. *	711,543	718,658
Five Below, Inc. *	12,813	1,395,464
Floor & Decor Holdings, Inc., Class A *	7,131	469,933
Francesca’s Holdings Corp. *(a)	60,993	338,511
Genesco, Inc. *	111,193	1,729,051
Groupon, Inc. *	52,206	801,362
GrubHub, Inc. *	17,128	1,237,327
Guess?, Inc.	173,724	1,796,306
Haverty Furniture Cos., Inc.	60,393	858,788
Hibbett Sports, Inc. *	81,499	1,889,962
Lumber Liquidators Holdings, Inc. *	80,718	1,801,626
MarineMax, Inc. *	22,746	630,974
MercadoLibre, Inc. *	1,601	1,800,517
Monro, Inc.	22,469	1,265,005
National Vision Holdings, Inc. *	35,859	1,147,129
Ollie’s Bargain Outlet Holdings, Inc. *	15,880	1,668,988
Party City Holdco, Inc. *	867,488	1,422,680
Pool Corp.	13,308	4,214,644
Rent-A-Center, Inc.	46,317	1,339,488
RH *	8,652	2,486,844
Sally Beauty Holdings, Inc. *	308,553	3,582,300
Shoe Carnival, Inc.	32,398	795,371
Sleep Number Corp. *	36,483	1,696,459
Sonic Automotive, Inc., Class A	119,847	4,568,568
Stamps.com, Inc. *	7,668	1,995,827
The Buckle, Inc.	81,842	1,311,927
The Cato Corp., Class A	95,574	687,177
The Children’s Place, Inc.	34,731	847,784
The Michaels Cos., Inc. *	437,553	3,141,630
Zumiez, Inc. *	40,520	936,012
		57,643,334

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	20,770	1,528,049
Advanced Micro Devices, Inc. *	33,560	2,598,551
Ambarella, Inc. *	5,463	247,365
Amkor Technology, Inc. *	200,303	2,723,119
Brooks Automation, Inc.	23,621	1,286,163
Cabot Microelectronics Corp.	7,457	1,123,919
Cirrus Logic, Inc. *	43,843	3,004,561
Cree, Inc. *	72,714	5,011,449
Diodes, Inc. *	25,181	1,295,562
Entegris, Inc.	36,053	2,592,571
Security	Number of Shares	Value ($)
First Solar, Inc. *	75,366	4,488,045
Kulicke & Soffa Industries, Inc.	58,980	1,397,826
MKS Instruments, Inc.	27,032	3,444,958
Monolithic Power Systems, Inc.	5,442	1,442,184
Photronics, Inc. *	84,819	1,007,650
Power Integrations, Inc.	11,061	1,349,774
Semtech Corp. *	22,274	1,241,330
Silicon Laboratories, Inc. *	12,592	1,265,622
Synaptics, Inc. *	43,335	3,467,667
Ultra Clean Holdings, Inc. *	16,130	485,352
		41,001,717

Software & Services 4.2%
ACI Worldwide, Inc. *	54,823	1,468,708
Aspen Technology, Inc. *	14,791	1,438,573
Black Knight, Inc. *	39,395	2,951,473
Blackbaud, Inc.	10,719	670,366
Cardtronics plc, Class A *	32,256	720,276
Cerence, Inc. *	24,859	985,908
CommVault Systems, Inc. *	25,675	1,131,754
CSG Systems International, Inc.	24,652	1,038,589
Ebix, Inc.	25,584	564,255
EPAM Systems, Inc. *	8,283	2,402,733
Euronet Worldwide, Inc. *	18,332	1,762,438
EVERTEC, Inc.	30,427	944,758
ExlService Holdings, Inc. *	16,199	1,037,708
Fair Isaac Corp. *	5,768	2,533,248
Fortinet, Inc. *	13,019	1,800,528
Gartner, Inc. *	24,449	3,047,323
GoDaddy, Inc., Class A *	13,482	947,515
j2 Global, Inc. *	25,419	1,441,766
KBR, Inc.	124,576	2,770,570
LiveRamp Holdings, Inc. *	41,064	1,871,286
LogMeIn, Inc.	17,124	1,469,410
Manhattan Associates, Inc. *	24,135	2,311,892
ManTech International Corp., Class A	23,420	1,629,564
MicroStrategy, Inc., Class A *	5,613	695,563
NIC, Inc.	33,125	726,100
Nuance Communications, Inc. *	89,550	2,449,193
Palo Alto Networks, Inc. *	1,779	455,282
Paycom Software, Inc. *	1,182	336,125
Pegasystems, Inc.	3,562	416,362
Perficient, Inc. *	19,952	782,318
Progress Software Corp.	33,680	1,174,085
PTC, Inc. *	23,903	2,045,141
Square, Inc., Class A *	4,618	599,647
SS&C Technologies Holdings, Inc.	44,407	2,553,402
Sykes Enterprises, Inc. *	55,259	1,517,412
Tyler Technologies, Inc. *	4,203	1,501,522
Unisys Corp. *	86,203	1,024,954
Verint Systems, Inc. *	26,193	1,175,804
Virtusa Corp. *	17,631	715,819
VMware, Inc., Class A *	22,531	3,159,072
WEX, Inc. *	10,236	1,621,075
Xperi Holding Corp.	138,625	2,556,245
		62,445,762

Technology Hardware & Equipment 5.0%
3D Systems Corp. *	35,919	236,706
ADTRAN, Inc.	137,938	1,713,190
Arista Networks, Inc. *	7,325	1,902,815
Badger Meter, Inc.	12,558	786,131
Belden, Inc.	57,546	1,818,454
Benchmark Electronics, Inc.	123,386	2,512,139
Ciena Corp. *	60,839	3,620,529
Cognex Corp.	36,950	2,470,846
Coherent, Inc. *	13,210	1,833,944

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Comtech Telecommunications Corp.	29,020	476,508
CTS Corp.	26,756	531,374
Diebold Nixdorf, Inc. *	263,520	1,836,734
Dolby Laboratories, Inc., Class A	28,673	1,995,641
EchoStar Corp., Class A *	57,476	1,569,095
ePlus, Inc. *	17,491	1,303,779
Fabrinet *	22,645	1,644,706
Fitbit, Inc., Class A *	218,454	1,428,689
II-VI, Inc. *	58,177	2,950,737
InterDigital, Inc.	36,026	2,162,281
IPG Photonics Corp. *	14,987	2,682,823
Itron, Inc. *	19,629	1,365,393
Keysight Technologies, Inc. *	36,364	3,632,400
Knowles Corp. *	77,996	1,190,219
Littelfuse, Inc.	10,846	1,926,792
Lumentum Holdings, Inc. *	15,248	1,415,472
Methode Electronics, Inc.	45,222	1,275,260
MTS Systems Corp.	22,940	425,537
National Instruments Corp.	63,791	2,264,581
NETGEAR, Inc. *	40,262	1,238,057
NetScout Systems, Inc. *	104,784	2,667,801
OSI Systems, Inc. *	13,854	983,080
PC Connection, Inc.	29,541	1,290,942
Plantronics, Inc.	91,640	1,831,884
Plexus Corp. *	40,734	3,026,129
Rogers Corp. *	9,788	1,166,632
ScanSource, Inc. *	99,674	2,287,518
Stratasys Ltd. *(a)	38,767	580,730
TTM Technologies, Inc. *	169,427	2,085,646
ViaSat, Inc. *	34,453	1,307,836
Viavi Solutions, Inc. *	64,293	889,172
Vishay Intertechnology, Inc.	183,012	2,871,458
Zebra Technologies Corp., Class A *	10,844	3,044,453
		74,244,113

Telecommunication Services 0.9%
ATN International, Inc.	11,833	681,936
Cincinnati Bell, Inc. *	103,928	1,559,959
Cogent Communications Holdings, Inc.	15,538	1,400,129
Consolidated Communications Holdings, Inc. *	358,760	2,618,948
GCI Liberty, Inc., Class A *	17,408	1,364,613
Iridium Communications, Inc. *	33,238	910,389
Liberty Latin America Ltd., Class A *	57,368	589,743
Liberty Latin America Ltd., Class C *	147,714	1,511,114
Shenandoah Telecommunications Co.	21,368	1,074,169
United States Cellular Corp. *	29,695	881,051
Vonage Holdings Corp. *	119,361	1,426,364
		14,018,415

Transportation 2.4%
Air Transport Services Group, Inc. *	52,737	1,285,201
Alaska Air Group, Inc.	51,257	1,765,291
Allegiant Travel Co.	5,618	629,384
AMERCO	7,650	2,430,634
ArcBest Corp.	101,806	3,093,884
Atlas Air Worldwide Holdings, Inc. *	78,273	4,076,458
Atlas Corp.	145,286	1,032,983
Copa Holdings S.A., Class A	11,700	484,848
Costamare, Inc.	119,913	545,604
Echo Global Logistics, Inc. *	60,167	1,508,086
Forward Air Corp.	30,727	1,597,497
Hawaiian Holdings, Inc.	38,191	454,091
Heartland Express, Inc.	46,512	943,496
Hub Group, Inc., Class A *	64,974	3,437,125
JetBlue Airways Corp. *	177,240	1,832,662
Marten Transport Ltd.	43,282	1,152,167
Security	Number of Shares	Value ($)
Saia, Inc. *	18,932	2,261,427
Schneider National, Inc., Class B	73,854	1,855,951
SkyWest, Inc.	18,166	477,947
Spirit Airlines, Inc. *(a)	37,675	595,642
Uber Technologies, Inc. *	14,755	446,486
Werner Enterprises, Inc.	62,273	2,739,078
YRC Worldwide, Inc. *	439,380	1,195,114
		35,841,056

Utilities 3.0%
ALLETE, Inc.	40,867	2,423,413
American States Water Co.	14,172	1,089,543
Atlantica Sustainable Infrastructure PLC	52,687	1,579,029
Avangrid, Inc.	39,772	1,980,248
Avista Corp.	64,230	2,384,860
Black Hills Corp.	37,617	2,176,520
California Water Service Group	22,903	1,073,464
Chesapeake Utilities Corp.	8,738	738,274
Clearway Energy, Inc., Class A	16,374	375,128
Clearway Energy, Inc., Class C	33,963	833,452
Essential Utilities, Inc.	63,764	2,891,697
Hawaiian Electric Industries, Inc.	85,361	3,095,190
IDACORP, Inc.	30,161	2,812,513
MGE Energy, Inc.	17,826	1,182,399
National Fuel Gas Co.	71,568	2,903,514
New Jersey Resources Corp.	68,337	2,122,547
Northwest Natural Holding Co.	19,273	1,030,913
NorthWestern Corp.	39,324	2,212,368
ONE Gas, Inc.	32,784	2,481,749
Ormat Technologies, Inc.	16,793	999,184
Otter Tail Corp.	29,724	1,136,943
PNM Resources, Inc.	61,110	2,580,675
SJW Group.	6,022	376,134
South Jersey Industries, Inc.	59,680	1,392,334
Spire, Inc.	34,571	2,131,648
Unitil Corp.	12,466	537,908
		44,541,647
Total Common Stock
(Cost $1,289,184,387)		1,486,108,281

Other Investment Companies 1.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09% (c)	876,900	876,900

Securities Lending Collateral 1.3%
Wells Fargo Government Money Market Fund, Select Class 0.10% (c)	20,555,863	20,555,863
Total Other Investment Companies
(Cost $21,432,763)		21,432,763

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/18/20	71	5,246,190	(15,672)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,134,789.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,346,055,773	$—	$—	$1,346,055,773
Real Estate	140,052,508	—	—*	140,052,508
Other Investment Companies[1]	21,432,763	—	—	21,432,763
Liabilities
Futures Contracts[2]	(15,672)	—	—	(15,672)
Total	$1,507,525,372	$—	$—	$1,507,525,372
*	Level 3 amount shown includes securities determined to have no value at July 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 5.6%
AGL Energy Ltd.	69,939	828,460
Amcor plc	64,484	662,301
AMP Ltd. *	836,378	870,254
Ampol Ltd.	55,466	1,039,711
APA Group	47,972	375,797
Aristocrat Leisure Ltd.	11,502	215,657
Aurizon Holdings Ltd.	164,870	525,762
Australia & New Zealand Banking Group Ltd.	287,097	3,646,331
Bendigo & Adelaide Bank Ltd.	49,390	242,463
BGP Holdings plc *(a)	453,854	649
BHP Group Ltd.	239,641	6,309,471
BlueScope Steel Ltd.	69,512	555,914
Boral Ltd.	132,300	338,433
Brambles Ltd.	85,479	659,964
Coca-Cola Amatil Ltd.	38,148	222,651
Coles Group Ltd.	64,031	830,143
Commonwealth Bank of Australia	115,724	5,887,441
Computershare Ltd.	22,407	214,454
Crown Resorts Ltd.	40,616	259,668
CSL Ltd.	6,742	1,311,337
Downer EDI Ltd.	95,481	279,206
Fortescue Metals Group Ltd.	125,216	1,558,589
Goodman Group	28,563	347,286
Incitec Pivot Ltd.	190,993	250,351
Insurance Australia Group Ltd.	172,742	628,884
Lendlease Group	62,926	511,184
Macquarie Group Ltd.	14,802	1,300,828
Medibank Pvt Ltd.	225,400	450,145
Metcash Ltd.	251,654	485,310
Mirvac Group	197,171	293,412
National Australia Bank Ltd.	263,822	3,293,574
Newcrest Mining Ltd.	17,085	435,254
Oil Search Ltd.	76,904	158,730
Orica Ltd.	29,406	364,251
Origin Energy Ltd.	164,675	630,520
QBE Insurance Group Ltd.	104,951	735,021
Ramsay Health Care Ltd.	6,038	266,874
Rio Tinto Ltd.	33,676	2,464,701
Scentre Group	263,380	381,715
Sims Ltd.	49,168	276,667
Sonic Healthcare Ltd.	23,440	536,650
South32 Ltd.	357,512	524,914
Stockland	153,085	345,989
Suncorp Group Ltd.	157,044	959,196
Tabcorp Holdings Ltd.	96,386	243,743
Telstra Corp., Ltd.	654,247	1,566,608
Transurban Group	45,603	451,082
Viva Energy Group Ltd.	295,225	337,070
Wesfarmers Ltd.	116,713	3,880,443
Westpac Banking Corp.	348,004	4,179,099
Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	77,607	1,104,048
Woolworths Group Ltd.	125,085	3,462,857
		57,701,062

Austria 0.3%
ANDRITZ AG	6,705	225,116
Erste Group Bank AG *	25,221	564,528
OMV AG *	19,958	630,310
Raiffeisen Bank International AG *	16,369	281,577
voestalpine AG	29,195	644,646
Wienerberger AG *	9,935	227,856
		2,574,033

Belgium 0.8%
Ageas S.A./N.V.	17,498	655,056
Anheuser-Busch InBev S.A./N.V.	49,939	2,711,846
Colruyt S.A.	6,052	351,480
Groupe Bruxelles Lambert S.A.	9,673	839,041
KBC Group N.V.	21,261	1,212,225
Proximus	17,129	352,361
Solvay S.A.	8,164	633,634
UCB S.A.	4,738	608,794
Umicore S.A.	13,906	656,740
		8,021,177

Canada 6.5%
Agnico-Eagle Mines Ltd.	5,678	450,908
Air Canada *	13,200	148,906
Alimentation Couche-Tard, Inc., Class B	49,780	1,730,008
ARC Resources Ltd.	72,572	308,287
Atco Ltd., Class I	8,989	279,713
Bank of Montreal	41,761	2,284,704
Barrick Gold Corp.	31,570	912,371
Bausch Health Cos., Inc. *	34,309	627,293
BCE, Inc.	22,222	931,716
Brookfield Asset Management, Inc., Class A	51,198	1,653,534
Canadian Imperial Bank of Commerce	27,538	1,906,453
Canadian National Railway Co.	30,017	2,932,117
Canadian Natural Resources Ltd.	97,945	1,727,904
Canadian Pacific Railway Ltd.	5,550	1,526,338
Canadian Tire Corp., Ltd., Class A (b)	7,576	698,466
Cenovus Energy, Inc.	147,895	658,072
CGI, Inc. *	11,792	842,242
CI Financial Corp.	29,015	398,795
Crescent Point Energy Corp. (b)	255,271	394,498
Dollarama, Inc.	10,400	380,299
Emera, Inc.	7,400	308,000
Empire Co., Ltd., Class A	22,300	572,879
Enbridge, Inc.	72,086	2,307,161
Fairfax Financial Holdings Ltd.	1,550	485,650
Finning International, Inc.	21,817	311,101
First Quantum Minerals Ltd.	55,970	473,015

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fortis, Inc.	19,136	779,326
George Weston Ltd.	9,594	724,644
Gibson Energy, Inc.	14,853	244,621
Gildan Activewear, Inc.	18,100	321,204
Great-West Lifeco, Inc.	18,854	333,318
H&R Real Estate Investment Trust	24,000	180,074
Husky Energy, Inc.	103,221	332,138
Hydro One Ltd.	21,300	453,845
iA Financial Corp., Inc.	6,600	231,735
Imperial Oil Ltd.	32,441	507,402
Intact Financial Corp.	4,506	491,961
Inter Pipeline Ltd.	31,374	293,959
Keyera Corp. (b)	14,300	217,364
Kinross Gold Corp. *	46,700	435,813
Linamar Corp.	8,900	265,781
Loblaw Cos., Ltd.	16,143	837,491
Magna International, Inc.	60,327	2,788,342
Manulife Financial Corp.	109,900	1,472,772
Methanex Corp.	14,000	259,420
Metro, Inc.	15,494	679,702
National Bank of Canada	16,733	790,022
Nutrien Ltd.	36,200	1,178,875
Onex Corp.	8,065	358,498
Open Text Corp.	6,200	279,068
Parkland Corp.	8,400	221,186
Pembina Pipeline Corp.	20,478	497,636
Power Corp. of Canada	72,503	1,286,645
Restaurant Brands International, Inc.	3,700	208,970
RioCan Real Estate Investment Trust	18,100	202,155
Rogers Communications, Inc., Class B	24,241	989,946
Royal Bank of Canada	69,244	4,776,696
Saputo, Inc.	16,475	403,188
Shaw Communications, Inc., Class B	35,434	648,127
SNC-Lavalin Group, Inc.	29,740	471,817
Sun Life Financial, Inc.	28,975	1,129,407
Suncor Energy, Inc.	160,737	2,528,447
TC Energy Corp.	35,994	1,640,549
Teck Resources Ltd., Class B	79,468	805,092
TELUS Corp.	70,157	1,216,729
TFI International, Inc.	7,900	342,788
The Bank of Nova Scotia	80,515	3,306,678
The Toronto-Dominion Bank	84,252	3,728,109
Thomson Reuters Corp.	12,417	866,395
TransAlta Corp.	42,721	279,395
Waste Connections, Inc.	4,500	459,928
West Fraser Timber Co., Ltd.	10,000	495,129
WSP Global, Inc.	4,900	307,693
		66,520,510

Denmark 1.1%
AP Moller - Maersk A/S, Series A	675	801,389
AP Moller - Maersk A/S, Series B	910	1,171,563
Carlsberg A/S, Class B	4,428	653,969
Coloplast A/S, Class B	2,262	386,117
Danske Bank A/S *	81,836	1,325,410
DSV PANALPINA A/S	5,187	709,766
ISS A/S *	26,515	409,190
Novo Nordisk A/S, Class B	43,912	2,881,179
Novozymes A/S, Class B	7,563	452,413
Orsted A/S	4,603	656,042
Pandora A/S	10,448	664,506
Vestas Wind Systems A/S	9,076	1,163,407
		11,274,951

Security	Number of Shares	Value ($)
Finland 1.2%
Elisa Oyj	6,121	363,028
Fortum Oyj	27,712	562,465
Kesko Oyj, B Shares	27,336	579,633
Kone Oyj, Class B	13,515	1,073,209
Metso Outotec Oyj	32,525	209,913
Neles Oyj	7,564	107,870
Neste Oyj	19,821	910,409
Nokia Oyj *	430,737	2,067,590
Nokian Renkaat Oyj	13,430	320,413
Nordea Bank Abp *	337,321	2,597,702
Outokumpu Oyj *	105,124	280,808
Sampo Oyj, A Shares	28,499	1,030,075
Stora Enso Oyj, R Shares	62,726	786,691
UPM-Kymmene Oyj	48,503	1,294,723
Wartsila Oyj Abp	44,809	374,777
		12,559,306

France 8.8%
Accor S.A. *	9,573	240,976
Air France-KLM *(b)	62,744	257,472
Air Liquide S.A.	18,884	3,106,045
Airbus SE *	17,377	1,271,927
Alstom S.A. *	11,880	661,991
Arkema S.A.	7,731	804,296
Atos SE *	6,794	580,949
AXA S.A. (b)	168,876	3,388,275
BNP Paribas S.A. *	125,847	5,077,141
Bollore S.A.	73,604	246,967
Bouygues S.A. *	30,780	1,087,352
Bureau Veritas S.A. *	12,043	264,944
Capgemini SE	8,760	1,136,123
Carrefour S.A.	131,662	2,092,494
Casino Guichard Perrachon S.A. *(b)	18,253	505,955
Cie de Saint-Gobain *	83,146	3,075,989
CNP Assurances *	18,925	229,861
Compagnie Generale des Etablissements Michelin S.C.A.	22,114	2,290,260
Credit Agricole S.A. *	100,289	965,357
Danone S.A.	27,577	1,845,819
Dassault Systemes SE	1,600	291,349
Eiffage S.A. *	7,087	619,353
Electricite de France S.A.	108,846	1,102,236
Elis S.A. *	14,277	173,464
Engie S.A. *	231,646	3,085,795
EssilorLuxottica S.A. *	5,511	734,037
Eurazeo SE *	5,071	265,408
Eutelsat Communications S.A.	22,796	230,528
Faurecia SE *	12,819	495,041
Hermes International	493	399,695
Ingenico Group S.A. *	2,088	337,908
Kering S.A.	1,708	967,900
Klepierre S.A.	10,960	189,814
L'Oreal S.A.	6,793	2,279,920
Lagardere S.C.A. *	24,924	379,181
Legrand S.A.	10,037	776,445
LVMH Moet Hennessy Louis Vuitton SE	6,441	2,800,824
Natixis S.A. *	121,144	296,317
Orange S.A.	274,703	3,219,761
Pernod-Ricard S.A.	6,321	1,086,262
Peugeot S.A. *	99,184	1,594,355
Publicis Groupe S.A.	21,141	676,006
Rallye S.A. *	48,622	333,277
Renault S.A. *	69,988	1,663,281
Rexel S.A. *	77,969	925,387
Rubis S.C.A.	5,351	252,418

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Safran S.A. *	10,557	1,122,755
Sanofi	64,522	6,774,623
Schneider Electric SE	30,748	3,525,673
SCOR SE *	14,229	366,211
SES S.A.	45,135	319,269
Societe Generale S.A. *	186,547	2,871,950
Sodexo S.A.	6,754	466,121
STMicroelectronics N.V.	24,751	695,433
Suez S.A.	44,664	589,063
TechnipFMC plc	52,408	410,398
Teleperformance	1,428	417,926
Thales S.A.	4,650	336,155
TOTAL S.A.	318,785	12,064,003
Valeo S.A.	41,884	1,074,843
Veolia Environnement S.A.	54,432	1,246,906
Vinci S.A.	27,088	2,331,331
Vivendi S.A.	52,904	1,403,882
Wendel SE	2,692	252,660
		90,575,357

Germany 8.5%
adidas AG *	6,234	1,719,195
Allianz SE	28,764	5,967,790
Aurubis AG	12,201	813,721
BASF SE	122,120	6,736,879
Bayer AG	73,690	4,895,485
Bayerische Motoren Werke AG	66,526	4,254,368
Beiersdorf AG	3,064	365,859
Brenntag AG	15,905	981,545
Commerzbank AG *	211,598	1,087,434
Continental AG	18,701	1,806,493
Covestro AG	30,136	1,169,500
Daimler AG	184,702	8,075,913
Deutsche Bank AG *	240,714	2,164,616
Deutsche Boerse AG	3,591	653,360
Deutsche Lufthansa AG *(b)	75,791	664,949
Deutsche Post AG *	96,318	3,909,564
Deutsche Telekom AG	371,022	6,194,118
Deutsche Wohnen SE	6,839	332,761
E.ON SE	221,295	2,598,006
Evonik Industries AG	20,889	564,342
Freenet AG	16,249	277,346
Fresenius Medical Care AG & Co. KGaA	14,920	1,314,483
Fresenius SE & Co. KGaA *	35,610	1,776,715
GEA Group AG	15,464	558,182
Hannover Rueck SE	2,870	485,519
HeidelbergCement AG	19,126	1,061,405
Hella GmbH & Co. KGaA	5,711	248,775
Henkel AG & Co. KGaA	6,557	569,745
Hugo Boss AG	9,722	264,828
Infineon Technologies AG	44,629	1,137,833
K&S AG	50,485	334,879
KION Group AG	5,383	411,401
LANXESS AG *	8,609	446,512
Leoni AG *	25,160	207,905
Merck KGaA	4,960	633,917
METRO AG	47,891	436,928
MTU Aero Engines AG	1,601	277,593
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,738	2,581,285
OSRAM Licht AG *	5,067	262,118
ProSiebenSat.1 Media SE *	35,885	372,475
Rheinmetall AG	3,558	336,396
RWE AG	61,878	2,332,452
Salzgitter AG *	19,933	270,627
SAP SE	24,651	3,891,243
Security	Number of Shares	Value ($)
Siemens AG	58,984	7,516,684
Symrise AG	3,015	376,907
Telefonica Deutschland Holding AG	102,130	278,668
ThyssenKrupp AG *	76,202	592,311
Uniper SE	43,584	1,504,656
United Internet AG	9,114	413,565
Volkswagen AG	5,475	852,415
Vonovia SE	11,954	772,657
		87,754,323

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	40,500	319,301
AIA Group Ltd.	253,800	2,288,499
BOC Hong Kong (Holdings) Ltd.	206,500	575,734
China Mengniu Dairy Co., Ltd. *	85,000	398,860
CK Asset Holdings Ltd.	155,000	860,664
CK Hutchison Holdings Ltd.	235,000	1,534,502
CLP Holdings Ltd.	107,500	1,016,487
Galaxy Entertainment Group Ltd.	72,000	491,021
Hang Seng Bank Ltd.	30,300	476,757
Henderson Land Development Co., Ltd.	53,300	199,477
Hong Kong & China Gas Co., Ltd.	233,168	334,090
Hong Kong Exchanges & Clearing Ltd.	11,721	558,074
Hongkong Land Holdings Ltd.	66,000	251,407
Jardine Matheson Holdings Ltd.	15,800	646,177
Jardine Strategic Holdings Ltd.	14,503	292,166
Lenovo Group Ltd.	968,000	583,555
Link REIT	41,000	318,122
MTR Corp., Ltd.	74,364	369,562
New World Development Co., Ltd.	140,422	685,648
Noble Group Ltd. *(a)	18,617,693	203,250
PCCW Ltd.	525,000	295,970
Sands China Ltd.	128,800	491,090
Sino Land Co., Ltd.	200,606	243,071
Sun Hung Kai Properties Ltd.	92,500	1,124,966
Swire Pacific Ltd., Class A	79,800	392,948
Swire Pacific Ltd., Class B	83,751	74,177
Techtronic Industries Co., Ltd.	37,000	386,984
The Wharf Holdings Ltd.	283,000	480,795
Want Want China Holdings Ltd.	318,000	235,336
WH Group Ltd.	955,500	850,545
Wharf Real Estate Investment Co., Ltd.	125,000	442,107
Yue Yuen Industrial Holdings Ltd.	143,000	226,962
		17,648,304

Ireland 0.1%
Bank of Ireland Group plc *	116,195	241,405
Kerry Group plc, Class A	3,928	520,250
		761,655

Israel 0.2%
Bank Hapoalim B.M.	54,268	327,450
Bank Leumi Le-Israel B.M.	65,016	329,591
Bezeq The Israeli Telecommunication Corp., Ltd. *	491,605	490,531
ICL Group Ltd.	81,513	254,436
Teva Pharmaceutical Industries Ltd. *	97,240	1,124,065
		2,526,073

Italy 3.0%
A2A S.p.A.	139,950	201,087
Assicurazioni Generali S.p.A.	111,121	1,668,559
Atlantia S.p.A. *	37,186	595,763

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banco BPM S.p.A. *	218,613	330,372
CNH Industrial N.V. *	113,766	773,027
Enel S.p.A.	727,896	6,667,911
Eni S.p.A.	513,730	4,576,207
EXOR N.V.	32,405	1,819,794
Ferrari N.V.	1,405	251,235
Fiat Chrysler Automobiles N.V. *	274,928	2,795,026
Hera S.p.A.	61,094	234,850
Intesa Sanpaolo S.p.A. *	1,602,992	3,267,450
Leonardo S.p.A.	45,617	292,918
Mediobanca Banca di Credito Finanziario S.p.A.	44,367	358,311
Pirelli & C S.p.A. *	51,438	203,710
Poste Italiane S.p.A	27,168	249,633
Prysmian S.p.A.	17,543	448,605
Saipem S.p.A.	82,266	176,180
Saras S.p.A. *	236,268	175,222
Snam S.p.A.	123,597	657,963
Telecom Italia S.p.A.	3,117,022	1,264,125
Tenaris S.A.	50,384	296,941
Terna - Rete Elettrica Nationale S.p.A.	61,302	457,481
UniCredit S.p.A. *	292,030	2,680,233
Unione di Banche Italiane S.p.A. *	136,844	582,488
Unipol Gruppo S.p.A. *	65,761	276,279
		31,301,370

Japan 24.0%
Aeon Co., Ltd.	72,500	1,714,158
AGC, Inc.	32,400	910,792
Air Water, Inc.	19,100	247,643
Aisin Seiki Co., Ltd.	38,400	1,109,040
Ajinomoto Co., Inc.	38,200	689,877
Alfresa Holdings Corp.	29,500	604,082
Alps Alpine Co., Ltd.	30,200	380,704
Amada Co., Ltd.	32,000	215,054
ANA Holdings, Inc. *	15,000	310,566
Asahi Group Holdings Ltd.	21,900	713,850
Asahi Kasei Corp.	164,700	1,184,706
Asics Corp.	19,800	220,895
Astellas Pharma, Inc.	107,800	1,681,460
Bandai Namco Holdings, Inc.	9,600	530,134
Bic Camera, Inc.	22,800	229,744
Bridgestone Corp.	85,100	2,506,666
Brother Industries Ltd.	27,200	423,346
Canon, Inc.	118,900	1,913,400
Casio Computer Co., Ltd.	15,100	241,335
Central Japan Railway Co.	11,500	1,395,059
Chubu Electric Power Co., Inc.	113,700	1,352,016
Chugai Pharmaceutical Co., Ltd.	8,700	392,798
Coca-Cola Bottlers Japan Holdings, Inc.	14,800	220,806
COMSYS Holdings Corp.	9,100	267,741
Concordia Financial Group Ltd.	93,900	278,429
Cosmo Energy Holdings Co., Ltd.	22,500	325,993
Dai Nippon Printing Co., Ltd.	39,100	849,479
Dai-ichi Life Holdings, Inc.	103,000	1,215,028
Daicel Corp.	46,300	309,631
Daido Steel Co., Ltd.	6,900	194,629
Daiichi Sankyo Co., Ltd.	14,300	1,265,358
Daikin Industries Ltd.	11,400	2,005,790
Daito Trust Construction Co., Ltd.	6,700	525,429
Daiwa House Industry Co., Ltd.	66,800	1,474,090
Daiwa Securities Group, Inc.	135,500	601,652
Denka Co., Ltd.	11,100	266,943
Denso Corp.	59,200	2,189,962
Dentsu Group, Inc.	17,701	394,913
DIC Corp.	16,200	390,009
Security	Number of Shares	Value ($)
East Japan Railway Co.	32,018	1,845,666
Ebara Corp.	12,200	289,811
EDION Corp.	27,200	262,076
Eisai Co., Ltd.	9,000	726,359
Electric Power Development Co., Ltd.	25,900	353,317
ENEOS Holdings, Inc.	731,850	2,566,313
FANUC Corp.	7,500	1,265,423
Fast Retailing Co., Ltd.	1,200	638,162
Fuji Electric Co., Ltd.	13,500	367,993
FUJIFILM Holdings Corp.	34,200	1,529,511
Fujikura Ltd.	93,400	253,024
Fujitsu Ltd.	20,800	2,785,019
Furukawa Electric Co., Ltd.	12,900	308,662
H2O Retailing Corp.	30,500	175,695
Hakuhodo DY Holdings, Inc.	26,800	294,204
Hankyu Hanshin Holdings, Inc.	14,700	421,009
Hanwa Co., Ltd.	14,900	264,767
Haseko Corp.	38,100	450,152
Hino Motors Ltd.	56,700	326,950
Hitachi Construction Machinery Co., Ltd.	11,400	330,349
Hitachi Ltd.	139,200	4,169,602
Hitachi Metals Ltd.	28,100	366,795
Hokkaido Electric Power Co., Inc.	52,400	202,478
Hokuriku Electric Power Co.	39,800	254,750
Honda Motor Co., Ltd.	331,900	8,091,674
Hoya Corp.	8,950	882,644
Idemitsu Kosan Co., Ltd.	145,969	3,040,629
IHI Corp.	23,500	292,946
Iida Group Holdings Co., Ltd.	26,800	414,807
Inpex Corp.	134,700	768,869
Isetan Mitsukoshi Holdings Ltd.	78,600	358,653
Isuzu Motors Ltd.	83,300	679,437
ITOCHU Corp.	109,100	2,392,161
J. Front Retailing Co., Ltd.	36,600	211,649
Japan Airlines Co., Ltd.	18,500	299,465
Japan Post Bank Co., Ltd.	28,700	214,112
Japan Post Holdings Co., Ltd.	152,500	1,041,544
Japan Post Insurance Co., Ltd.	13,700	182,131
Japan Tobacco, Inc.	104,500	1,786,162
JFE Holdings, Inc.	186,400	1,223,508
JGC Holdings Corp.	32,200	325,801
JSR Corp.	17,600	383,773
JTEKT Corp.	58,900	391,993
K’s Holdings Corp.	29,100	373,583
Kajima Corp.	59,700	655,807
Kaneka Corp.	11,200	264,667
Kao Corp.	17,600	1,276,774
Kawasaki Heavy Industries Ltd.	30,900	421,372
KDDI Corp.	153,500	4,880,907
Keio Corp.	4,700	234,689
Kewpie Corp.	13,800	245,635
Keyence Corp.	1,892	797,831
Kikkoman Corp.	7,200	337,910
Kintetsu Group Holdings Co., Ltd.	9,300	362,348
Kirin Holdings Co., Ltd.	64,000	1,233,195
Kobe Steel Ltd. *	162,200	525,620
Koito Manufacturing Co., Ltd.	10,900	426,807
Komatsu Ltd.	88,900	1,746,609
Konica Minolta, Inc.	112,300	297,468
Kubota Corp.	83,000	1,181,917
Kuraray Co., Ltd.	51,400	503,287
Kyocera Corp.	21,300	1,186,203
Kyushu Electric Power Co., Inc.	89,900	755,015
Kyushu Railway Co.	10,700	211,377
LIXIL Group Corp.	36,900	492,535
Makita Corp.	14,500	557,214
Marubeni Corp.	290,400	1,336,978
Matsumotokiyoshi Holdings Co., Ltd.	7,700	257,229

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mazda Motor Corp.	212,400	1,225,286
Medipal Holdings Corp.	26,300	481,648
MEIJI Holdings Co., Ltd.	11,100	871,621
Minebea Mitsumi, Inc.	29,500	483,781
MISUMI Group, Inc.	10,700	253,174
Mitsubishi Chemical Holdings Corp.	234,400	1,259,389
Mitsubishi Corp.	123,300	2,484,467
Mitsubishi Electric Corp.	221,900	2,896,697
Mitsubishi Estate Co., Ltd.	45,700	656,494
Mitsubishi Gas Chemical Co., Inc.	27,500	436,792
Mitsubishi Heavy Industries Ltd.	52,200	1,214,359
Mitsubishi Materials Corp.	28,700	586,755
Mitsubishi Motors Corp.	156,600	308,580
Mitsubishi UFJ Financial Group, Inc.	1,139,134	4,268,697
Mitsui & Co., Ltd.	170,100	2,543,011
Mitsui Chemicals, Inc.	30,500	580,461
Mitsui Fudosan Co., Ltd.	52,000	812,966
Mitsui Mining & Smelting Co., Ltd.	11,100	235,731
Mitsui O.S.K. Lines Ltd.	24,000	395,004
Mizuho Financial Group, Inc.	2,168,216	2,643,158
MS&AD Insurance Group Holdings, Inc.	41,690	1,047,587
Murata Manufacturing Co., Ltd.	27,800	1,785,612
Nagase & Co., Ltd.	27,700	319,305
Nagoya Railroad Co., Ltd.	12,200	308,734
NEC Corp.	26,300	1,473,471
NGK Insulators Ltd.	24,800	308,213
NGK Spark Plug Co., Ltd.	22,400	301,246
NH Foods Ltd.	18,500	813,109
NHK Spring Co., Ltd.	39,300	221,164
Nichirei Corp.	10,500	299,815
Nidec Corp.	12,600	1,000,906
Nikon Corp.	44,000	307,623
Nintendo Co., Ltd.	1,780	782,862
Nippon Electric Glass Co., Ltd.	15,500	253,522
Nippon Express Co., Ltd.	12,700	603,746
Nippon Light Metal Holdings Co., Ltd.	134,600	221,782
Nippon Paper Industries Co., Ltd.	23,400	294,684
Nippon Shokubai Co., Ltd.	4,100	203,794
Nippon Steel Corp.	240,900	1,975,228
Nippon Steel Trading Corp.	6,300	187,842
Nippon Telegraph & Telephone Corp.	157,316	3,651,534
Nippon Yusen K.K.	47,500	618,068
Nissan Motor Co., Ltd.	626,600	2,143,325
Nisshin Seifun Group, Inc.	21,830	334,391
Nitori Holdings Co., Ltd.	2,400	525,447
Nitto Denko Corp.	17,100	969,236
NOK Corp.	27,200	296,295
Nomura Holdings, Inc.	252,600	1,188,779
Nomura Real Estate Holdings, Inc.	11,900	196,740
NSK Ltd.	73,200	492,755
NTN Corp.	116,400	203,515
NTT Data Corp.	40,800	463,865
NTT DOCOMO, Inc.	94,500	2,601,691
Obayashi Corp.	77,600	692,843
Odakyu Electric Railway Co., Ltd.	13,800	288,791
Oji Holdings Corp.	135,300	567,803
Olympus Corp.	32,200	579,164
Omron Corp.	12,400	893,169
Ono Pharmaceutical Co., Ltd.	12,800	359,774
Oriental Land Co., Ltd.	2,600	313,671
ORIX Corp.	89,900	972,278
Osaka Gas Co., Ltd.	57,400	1,064,293
Otsuka Corp.	6,000	312,835
Otsuka Holdings Co., Ltd.	27,400	1,136,375
Pan Pacific International Holdings Corp.	17,500	396,637
Panasonic Corp.	333,350	2,887,269
Rakuten, Inc.	27,600	253,625
Security	Number of Shares	Value ($)
Recruit Holdings Co., Ltd.	29,800	929,636
Renesas Electronics Corp. *	47,100	259,072
Resona Holdings, Inc.	187,058	613,227
Ricoh Co., Ltd.	109,500	705,153
Rohm Co., Ltd.	5,600	359,597
Ryohin Keikaku Co., Ltd.	15,500	186,825
Santen Pharmaceutical Co., Ltd.	14,200	239,589
SBI Holdings, Inc.	11,000	231,626
Secom Co., Ltd.	9,300	804,254
Seiko Epson Corp.	42,400	449,822
Seino Holdings Co., Ltd.	24,900	306,464
Sekisui Chemical Co., Ltd.	42,700	581,243
Sekisui House Ltd.	61,600	1,125,047
Seven & i Holdings Co., Ltd.	83,300	2,517,285
SG Holdings Co., Ltd.	14,500	532,130
Shikoku Electric Power Co., Inc.	30,100	202,539
Shimadzu Corp.	10,800	275,608
Shimamura Co., Ltd.	4,400	305,970
Shimano, Inc.	2,600	564,558
Shimizu Corp.	63,400	454,491
Shin-Etsu Chemical Co., Ltd.	16,500	1,931,139
Shionogi & Co., Ltd.	8,900	529,469
Shiseido Co., Ltd.	8,300	462,444
Showa Denko K.K.	18,900	391,837
SMC Corp.	1,600	840,878
Softbank Corp.	99,000	1,325,234
SoftBank Group Corp.	127,900	8,067,046
Sojitz Corp.	211,400	443,447
Sompo Holdings, Inc.	29,300	965,558
Sony Corp.	44,900	3,488,506
Stanley Electric Co., Ltd.	14,300	342,554
Subaru Corp.	92,800	1,752,750
Sumitomo Chemical Co., Ltd.	285,900	824,998
Sumitomo Corp.	128,100	1,423,155
Sumitomo Electric Industries Ltd.	156,000	1,742,928
Sumitomo Forestry Co., Ltd.	26,300	294,046
Sumitomo Heavy Industries Ltd.	18,200	354,628
Sumitomo Metal Mining Co., Ltd.	22,800	685,358
Sumitomo Mitsui Financial Group, Inc.	120,510	3,211,162
Sumitomo Mitsui Trust Holdings, Inc.	26,200	672,661
Sumitomo Realty & Development Co., Ltd.	18,100	461,586
Sumitomo Rubber Industries Ltd.	40,500	336,936
Suntory Beverage & Food Ltd.	9,000	339,716
Suzuken Co., Ltd.	12,730	452,833
Suzuki Motor Corp.	48,100	1,578,326
Sysmex Corp.	4,600	353,724
T&D Holdings, Inc.	51,150	421,040
Taiheiyo Cement Corp.	20,600	447,080
Taisei Corp.	21,400	735,087
Takashimaya Co., Ltd.	34,500	229,617
Takeda Pharmaceutical Co., Ltd.	53,921	1,955,542
TDK Corp.	9,600	1,068,834
Teijin Ltd.	29,000	418,810
Terumo Corp.	16,300	616,646
The Chugoku Electric Power Co., Inc.	35,000	427,105
The Kansai Electric Power Co., Inc.	120,000	1,141,468
The Yokohama Rubber Co., Ltd.	15,500	198,263
TIS, Inc.	14,200	304,101
Tobu Railway Co., Ltd.	12,400	347,248
Toho Gas Co., Ltd.	8,500	370,933
Toho Holdings Co., Ltd.	11,400	195,215
Tohoku Electric Power Co., Inc.	114,500	1,082,045
Tokio Marine Holdings, Inc.	39,900	1,684,776
Tokyo Electric Power Co. Holdings, Inc. *	644,100	1,717,967
Tokyo Electron Ltd.	5,000	1,383,586
Tokyo Gas Co., Ltd.	62,800	1,333,375

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tokyu Corp.	31,100	346,111
Tokyu Fudosan Holdings Corp.	55,800	213,242
Toppan Printing Co., Ltd.	43,000	644,631
Toray Industries, Inc.	212,500	919,819
Toshiba Corp.	32,000	978,597
Tosoh Corp.	43,500	583,863
TOTO Ltd.	10,200	384,761
Toyo Seikan Group Holdings Ltd.	31,600	346,129
Toyo Suisan Kaisha Ltd.	6,800	413,408
Toyoda Gosei Co., Ltd.	14,500	284,323
Toyota Industries Corp.	14,600	741,726
Toyota Motor Corp.	241,218	14,319,650
Toyota Tsusho Corp.	46,400	1,176,862
TS Tech Co., Ltd.	10,300	261,262
Tsuruha Holdings, Inc.	2,400	332,798
Ube Industries Ltd.	21,200	346,241
Unicharm Corp.	11,000	497,561
West Japan Railway Co.	14,763	637,539
Yakult Honsha Co., Ltd.	4,700	268,629
Yamada Denki Co., Ltd.	135,700	588,748
Yamaha Corp.	7,700	355,021
Yamaha Motor Co., Ltd.	48,100	701,397
Yamato Holdings Co., Ltd.	44,200	1,139,724
Yamazaki Baking Co., Ltd.	17,400	291,976
Yaskawa Electric Corp.	9,400	312,525
Yokogawa Electric Corp.	18,800	288,770
Z Holdings Corp.	138,200	734,911
		246,594,730

Netherlands 2.8%
Aalberts N.V.	6,710	239,629
ABN AMRO Group N.V. CVA	58,177	483,207
Aegon N.V.	296,629	869,238
Akzo Nobel N.V.	14,776	1,392,260
Altice Europe N.V. *	34,667	164,366
APERAM S.A.	9,198	262,001
ArcelorMittal S.A. *	195,128	2,160,414
ASML Holding N.V.	5,029	1,787,999
ASR Nederland N.V.	13,205	426,616
Boskalis Westminster N.V. *	13,819	261,026
Heineken Holding N.V.	7,986	690,012
Heineken N.V.	10,241	992,093
ING Groep N.V.	394,005	2,747,350
Koninklijke Ahold Delhaize N.V.	147,598	4,250,947
Koninklijke DSM N.V.	7,777	1,190,393
Koninklijke KPN N.V.	325,016	856,224
Koninklijke Philips N.V. *	43,847	2,265,613
NN Group N.V.	26,655	975,629
Randstad N.V.	16,284	784,358
Signify N.V. *	23,797	713,987
SNS Reaal N.V. *(a)	124,822	—
Unibail-Rodamco-Westfield (b)	8,859	464,695
Unilever N.V.	64,992	3,840,396
Wolters Kluwer N.V.	8,342	656,997
		28,475,450

New Zealand 0.1%
Contact Energy Ltd.	61,045	237,473
Fletcher Building Ltd.	170,163	382,502
Spark New Zealand Ltd.	148,431	486,429
		1,106,404

Norway 0.8%
DNB A.S.A. *	67,699	1,039,813
Equinor A.S.A.	162,936	2,442,922
Mowi A.S.A.	24,486	444,694
Security	Number of Shares	Value ($)
Norsk Hydro A.S.A. *	261,295	738,087
Orkla A.S.A.	47,866	470,802
Seadrill Ltd. *	387,278	169,256
Subsea 7 S.A. *	50,511	386,952
Telenor A.S.A.	66,065	1,021,284
Yara International A.S.A.	25,318	1,068,011
		7,781,821

Poland 0.3%
Bank Polska Kasa Opieki S.A. *	17,614	237,702
Grupa Lotos S.A.	13,133	169,687
KGHM Polska Miedz S.A. *	19,586	659,379
PGE Polska Grupa Energetyczna S.A. *	231,973	408,117
Polski Koncern Naftowy ORLEN S.A.	68,823	979,948
Polskie Gornictwo Naftowe i Gazownictwo S.A.	342,151	466,569
Powszechna Kasa Oszczednosci Bank Polski S.A. *	46,317	268,256
Powszechny Zaklad Ubezpieczen S.A.	50,379	363,159
		3,552,817

Portugal 0.2%
EDP - Energias de Portugal S.A.	286,381	1,439,377
Galp Energia, SGPS, S.A.	55,394	580,019
Jeronimo Martins, SGPS, S.A.	18,659	312,842
		2,332,238

Republic of Korea 6.5%
Amorepacific Corp.	2,293	320,438
BNK Financial Group, Inc.	52,289	226,006
CJ CheilJedang Corp.	1,350	438,033
CJ Corp.	4,680	324,022
Coway Co., Ltd.	4,023	259,349
Daelim Industrial Co., Ltd.	4,586	322,569
DB Insurance Co., Ltd.	9,039	357,501
Doosan Heavy Industries & Construction Co., Ltd. *	66,027	582,347
E-MART, Inc.	6,610	632,848
GS Holdings Corp.	12,950	381,133
Hana Financial Group, Inc.	34,637	859,524
Hankook Tire & Technology Co., Ltd.	17,825	390,344
Hanwha Corp.	20,308	433,721
Hanwha Solutions Corp.	16,873	362,187
Hyundai Engineering & Construction Co., Ltd.	16,854	486,845
Hyundai Glovis Co., Ltd.	3,567	334,407
Hyundai Heavy Industries Holdings Co. Ltd	2,794	555,684
Hyundai Marine & Fire Insurance Co., Ltd.	14,935	292,307
Hyundai Mobis Co., Ltd.	11,018	1,906,519
Hyundai Motor Co.	32,091	3,422,849
Hyundai Steel Co.	34,219	714,675
Industrial Bank of Korea	51,673	352,592
KB Financial Group, Inc.	37,817	1,119,204
Kia Motors Corp.	63,727	2,169,036
Korea Electric Power Corp. *	109,265	1,752,944
Korea Gas Corp.	10,926	232,975
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	5,885	441,943
Korea Zinc Co., Ltd.	992	344,946
Korean Air Lines Co., Ltd. *	21,553	315,736
KT&G Corp.	8,293	562,878
LG Chem Ltd.	4,442	2,127,006

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LG Corp.	7,504	465,978
LG Display Co., Ltd. *	132,241	1,399,784
LG Electronics, Inc.	31,029	1,845,131
LG Household & Health Care Ltd.	311	358,685
LG Uplus Corp.	40,041	385,450
Lotte Chemical Corp.	3,248	460,631
Lotte Shopping Co., Ltd.	5,108	334,828
NAVER Corp.	2,274	577,714
POSCO	21,515	3,471,861
Posco International Corp.	18,648	217,409
S-Oil Corp.	6,278	322,642
Samsung C&T Corp.	4,815	428,901
Samsung Electro-Mechanics Co., Ltd.	4,564	539,928
Samsung Electronics Co., Ltd.	459,573	22,461,097
Samsung Fire & Marine Insurance Co., Ltd.	3,990	574,320
Samsung Heavy Industries Co., Ltd. *	55,647	268,166
Samsung Life Insurance Co., Ltd.	8,861	353,979
Samsung SDI Co., Ltd.	1,602	536,320
Samsung SDS Co., Ltd.	2,024	283,674
Shinhan Financial Group Co., Ltd.	48,711	1,222,316
SK Holdings Co., Ltd.	4,928	918,559
SK Hynix, Inc.	42,264	2,959,167
SK Innovation Co., Ltd.	17,961	1,921,651
SK Networks Co., Ltd.	80,142	342,972
SK Telecom Co., Ltd.	3,170	587,116
Woori Financial Group, Inc.	73,698	527,105
		66,787,952

Singapore 0.6%
CapitaLand Ltd.	126,500	255,307
ComfortDelGro Corp., Ltd.	243,800	242,561
DBS Group Holdings Ltd.	83,856	1,211,355
Jardine Cycle & Carriage Ltd.	13,700	200,878
Keppel Corp., Ltd.	138,500	545,399
Oversea-Chinese Banking Corp., Ltd.	166,841	1,045,052
Singapore Airlines Ltd.	116,270	290,042
Singapore Telecommunications Ltd.	565,286	1,025,922
United Overseas Bank Ltd.	64,552	908,861
Wilmar International Ltd.	243,166	821,951
		6,547,328

Spain 2.8%
Acciona S.A.	2,250	249,782
Acerinox S.A. *	27,884	240,424
ACS Actividades de Construccion y Servicios S.A.	31,161	722,827
Aena SME S.A. *	2,730	355,951
Amadeus IT Group S.A.	11,523	575,404
Banco Bilbao Vizcaya Argentaria S.A.	855,238	2,662,971
Banco De Sabadell S.A.	1,542,291	529,373
Banco Santander S.A. *	2,962,553	6,353,112
Bankia S.A.	198,872	253,388
Bankinter S.A.	47,994	249,530
CaixaBank S.A.	170,550	366,861
Enagas S.A.	15,137	381,897
Endesa S.A.	37,193	1,061,001
Ferrovial S.A.	19,092	467,505
Grifols S.A.	9,260	269,794
Iberdrola S.A.	374,346	4,838,529
Iberdrola S.A. - Interim Shares *(a)	8,488	109,710
Industria de Diseno Textil S.A.	45,796	1,213,498
Mapfre S.A.	137,828	249,580
Naturgy Energy Group S.A.	35,986	669,627
Red Electrica Corp. S.A.	23,672	461,481
Security	Number of Shares	Value ($)
Repsol S.A.	301,113	2,374,497
Telefonica S.A.	956,809	4,007,130
		28,663,872

Sweden 2.4%
Alfa Laval AB *	16,554	392,135
Assa Abloy AB, B Shares	33,661	743,107
Atlas Copco AB, A Shares	24,164	1,072,676
Atlas Copco AB, B Shares	15,676	606,703
Boliden AB	28,875	788,523
Electrolux AB, B Shares	23,339	438,625
Electrolux Professional AB *	24,545	96,906
Epiroc AB, A Shares	21,691	303,286
Epiroc AB, B Shares	8,782	119,570
Essity AB, B Shares *	28,013	924,272
Hennes & Mauritz AB, B Shares	91,159	1,420,929
Hexagon AB, B Shares *	7,173	469,096
Husqvarna AB, B Shares	35,562	340,328
ICA Gruppen AB	6,593	323,870
Investor AB, A Shares	7,078	417,046
Investor AB, B Shares	23,844	1,414,774
Sandvik AB *	64,651	1,208,232
Securitas AB, B Shares *	32,183	479,863
Skandinaviska Enskilda Banken AB, A Shares *	109,263	1,057,128
Skanska AB, B Shares *	34,237	691,116
SKF AB, B Shares	37,388	692,158
SSAB AB, A Shares *	46,443	137,200
SSAB AB, B Shares *	117,232	333,307
Svenska Handelsbanken AB, A Shares *	110,568	1,042,708
Swedbank AB, A Shares *	103,154	1,675,041
Swedish Match AB	7,185	553,595
Tele2 AB, B Shares	29,752	422,100
Telefonaktiebolaget LM Ericsson, B Shares	200,915	2,337,660
Telia Co. AB	305,932	1,192,134
Trelleborg AB, B Shares *	23,027	357,623
Volvo AB, B Shares *	124,463	2,150,941
		24,202,652

Switzerland 5.4%
ABB Ltd.	121,511	3,051,548
Adecco Group AG	24,000	1,134,093
Alcon, Inc. *	14,891	900,001
Baloise Holding AG	2,405	366,942
Chocoladefabriken Lindt & Spruengli AG	2	171,478
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	25	193,546
Cie Financiere Richemont S.A.	26,047	1,617,027
Clariant AG	13,976	264,155
Credit Suisse Group AG	107,067	1,141,792
DKSH Holding AG	4,403	282,791
Geberit AG	980	540,878
Georg Fischer AG	350	321,579
Givaudan S.A.	236	977,446
Julius Baer Group Ltd.	7,721	338,951
Kuehne & Nagel International AG *	3,147	542,502
LafargeHolcim Ltd. *	42,771	2,023,515
Lonza Group AG	1,153	721,011
Nestle S.A.	108,287	12,877,674
Novartis AG	72,802	5,996,499
Roche Holding AG	25,119	8,700,129
Roche Holding AG - Bearer Shares	992	341,926
Schindler Holding AG	636	159,162

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Schindler Holding AG - Participation Certificates	1,443	366,789
SGS S.A.	205	536,865
Sika AG	3,561	782,466
Sonova Holding AG *	1,170	264,542
Swiss Life Holding AG *	1,623	593,112
Swiss Prime Site AG	2,753	251,248
Swiss Re AG	25,882	2,042,325
Swisscom AG	1,904	1,012,100
The Swatch Group AG	4,755	189,663
The Swatch Group AG - Bearer Shares	3,004	629,781
UBS Group AG	221,840	2,613,448
Zurich Insurance Group AG	8,989	3,324,157
		55,271,141

United Kingdom 14.7%
3i Group plc	41,187	474,082
Admiral Group plc	9,141	285,059
Aggreko plc	37,359	187,462
Anglo American plc	80,715	1,953,955
Antofagasta plc	26,884	357,445
Ashtead Group plc	23,557	750,144
Associated British Foods plc	31,880	730,186
AstraZeneca plc	39,477	4,361,403
Aviva plc	372,711	1,281,773
Babcock International Group plc	45,413	171,084
BAE Systems plc	226,687	1,452,815
Balfour Beatty plc	78,940	247,776
Barclays plc	1,741,793	2,258,228
Barratt Developments plc	89,820	596,644
Bellway plc	10,422	345,125
BHP Group plc	154,624	3,343,499
BP plc	3,171,014	11,483,840
British American Tobacco plc	137,527	4,545,035
BT Group plc	1,722,085	2,212,793
Bunzl plc	21,883	626,861
Burberry Group plc	25,476	415,100
Carnival plc	21,792	235,693
Centrica plc	2,344,199	1,478,056
Coca-Cola HBC AG *	11,650	303,293
Compass Group plc	80,160	1,102,937
CRH plc	61,123	2,207,420
Croda International plc	4,619	344,736
DCC plc	8,010	712,254
Diageo plc	70,804	2,590,762
Direct Line Insurance Group plc	176,236	681,977
Dixons Carphone plc	477,584	459,888
Drax Group plc	96,712	351,957
DS Smith plc	100,298	339,169
easyJet plc	33,930	218,226
Evraz plc	57,494	212,898
Experian plc	22,526	786,836
Ferguson plc	17,255	1,521,087
FirstGroup plc *	372,488	173,064
Flutter Entertainment plc	3,134	469,364
G4S plc	206,316	383,282
GlaxoSmithKline plc	251,881	5,017,547
Glencore plc *	3,108,923	7,114,936
Hays plc	195,926	278,976
HSBC Holdings plc	1,572,298	7,079,774
IMI plc	20,211	274,605
Imperial Brands plc	121,848	2,030,085
Inchcape plc	73,470	411,584
Informa plc *	38,332	181,755
InterContinental Hotels Group plc	8,251	380,050
International Consolidated Airlines Group S.A.	127,913	275,694
Security	Number of Shares	Value ($)
Intertek Group plc	4,118	289,615
Investec plc	55,191	108,115
ITV plc	421,610	310,903
J. Sainsbury plc	476,137	1,160,507
John Wood Group plc	96,928	240,938
Johnson Matthey plc	32,540	950,190
Kingfisher plc	606,443	1,916,414
Land Securities Group plc	38,107	287,014
Legal & General Group plc	409,418	1,133,383
Lloyds Banking Group plc	6,468,625	2,203,928
London Stock Exchange Group plc	3,172	350,375
M&G plc	189,105	395,786
Marks & Spencer Group plc	583,648	718,806
Meggitt plc	67,375	235,403
Micro Focus International plc	27,798	100,075
Mondi plc	49,227	871,943
National Grid plc	350,932	4,117,091
Natwest Group plc	100,379	138,243
Next plc	9,271	654,365
Ninety One PLC *	27,831	78,353
Pearson plc	85,030	584,258
Pennon Group plc	25,055	346,210
Persimmon plc *	25,121	784,283
Prudential plc	111,778	1,597,392
Reckitt Benckiser Group plc	26,352	2,642,303
RELX plc	53,504	1,126,375
Rentokil Initial plc	45,719	318,952
Rio Tinto plc	99,176	6,037,059
Rolls-Royce Holdings plc *	136,584	409,732
Royal Dutch Shell plc, A Shares	703,722	10,285,299
Royal Dutch Shell plc, B Shares	615,780	8,643,369
Royal Mail plc	451,477	944,114
RSA Insurance Group plc	64,301	358,892
Severn Trent plc	15,812	503,887
Smith & Nephew plc	29,621	584,643
Smiths Group plc	25,364	446,824
Smurfit Kappa Group plc	20,621	680,210
SSE plc	121,942	2,068,422
Standard Chartered plc	232,176	1,160,849
Standard Life Aberdeen plc	178,509	581,015
Tate & Lyle plc	42,824	364,491
Taylor Wimpey plc	325,095	501,468
Tesco plc	814,566	2,298,984
The Berkeley Group Holdings plc	9,442	547,833
The British Land Co., plc	48,808	232,917
The Sage Group plc	39,279	372,753
The Weir Group plc	17,535	272,660
Travis Perkins plc	37,905	548,247
TUI AG	92,206	348,564
Unilever plc	47,361	2,820,110
United Utilities Group plc	47,563	557,797
Vodafone Group plc	4,423,522	6,647,883
Whitbread plc *	13,838	392,912
WM Morrison Supermarkets plc	537,157	1,302,996
WPP plc	166,989	1,238,439
		150,511,803
Total Common Stock
(Cost $1,043,237,028)		1,011,046,329

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 1.1% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	12,203	620,193
Fuchs Petrolub SE	6,920	302,182
Henkel AG & Co. KGaA	10,406	1,023,169
Volkswagen AG *	31,102	4,552,618
		6,498,162

Italy 0.1%
Telecom Italia S.p.A. - RSP	1,632,799	656,355

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	5,174	300,440
Hyundai Motor Co., Ltd. 2nd	9,229	537,440
LG Chem Ltd.	835	187,276
Samsung Electronics Co., Ltd.	77,786	3,248,950
		4,274,106
Total Preferred Stock
(Cost $10,973,087)		11,428,623

Other Investment Company 0.3% of net assets

United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.10% (c)	2,669,168	2,669,168
Total Other Investment Company
(Cost $2,669,168)		2,669,168
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Brown Brothers Harriman
Australian Dollar
0.01%, 08/03/20 (d)	108	77
Canadian Dollar
0.04%, 08/03/20 (d)	124,277	92,782
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Danish Krone
(0.70%), 08/03/20 (d)(e)	278,933	44,123
Hong Kong Dollar
0.00%, 08/03/20 (d)	735,015	94,837
New Zealand Dollar
(0.20%), 08/03/20 (d)(e)	61,776	40,970
Norwegian Krone
(0.10%), 08/03/20 (d)(e)	274,023	30,106
Swedish Krona
(0.25%), 08/03/20 (d)(e)	4,809	548
Swiss Franc
(1.48%), 08/03/20 (d)(e)	10,867	11,882
Citibank
Euro
(0.69%), 08/03/20 (d)(e)	19,571	23,054
Pound Sterling
0.01%, 08/03/20 (d)	19,714	25,805
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.25%), 08/03/20 (d)(e)	5,392,289	50,940
Total Short-Term Investments
(Cost $415,124)		415,124

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	47	4,261,960	(83,511)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,536,440.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$710,433,824	$—	$710,433,824
Australia	—	57,700,413	649	57,701,062
Austria	872,502	1,701,531	—	2,574,033
Canada	66,520,510	—	—	66,520,510
Denmark	656,042	10,618,909	—	11,274,951
Germany	456,680	87,297,643	—	87,754,323
Hong Kong	—	17,445,054	203,250	17,648,304
Netherlands	2,339,102	26,136,348	—*	28,475,450
Spain	—	28,554,162	109,710	28,663,872
Preferred Stock[1]	—	11,428,623	—	11,428,623
Other Investment Company[1]	2,669,168	—	—	2,669,168
Short-Term Investments[1]	—	415,124	—	415,124
Liabilities
Futures Contracts[2]	(83,511)	—	—	(83,511)
Total	$73,430,493	$951,731,631	$313,609	$1,025,475,733
*	Level 3 amount shown includes securities determined to have no value at July 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 5.6%
Adbri Ltd.	242,018	380,186
ALS Ltd.	77,392	469,200
Ansell Ltd.	27,693	760,363
AP Eagers Ltd.	44,398	255,055
ASX Ltd.	11,456	674,995
AusNet Services	488,367	623,992
Austal Ltd.	220,384	520,404
Australian Pharmaceutical Industries Ltd.	427,750	338,516
Bank of Queensland Ltd.	160,710	680,000
Bapcor Ltd.	42,737	191,637
Beach Energy Ltd.	140,186	140,493
Bega Cheese Ltd.	93,250	297,847
Blackmores Ltd.	1,539	77,308
Breville Group Ltd.	17,180	316,852
carsales.com Ltd.	22,157	289,660
Challenger Ltd.	128,829	397,248
Charter Hall Group	11,369	84,756
Charter Hall Retail REIT	51,949	117,952
CIMIC Group Ltd.	43,951	676,206
Cleanaway Waste Management Ltd.	209,876	311,386
Cochlear Ltd.	3,639	496,591
Collins Foods Ltd.	13,086	88,464
Costa Group Holdings Ltd.	98,737	209,797
Cromwell Property Group	323,994	205,584
CSR Ltd.	261,400	651,730
Dexus	104,508	634,403
Domino's Pizza Enterprises Ltd.	4,837	255,411
Eclipx Group Ltd. *	221,894	217,883
Elders Ltd.	15,338	112,160
Evolution Mining Ltd.	98,209	419,550
Flight Centre Travel Group Ltd.	27,381	207,787
G.U.D. Holdings Ltd.	23,617	188,447
G8 Education Ltd.	335,106	192,780
Genworth Mortgage Insurance Australia Ltd.	111,520	134,909
GrainCorp Ltd., Class A *	158,921	420,828
GWA Group Ltd.	90,731	184,440
Harvey Norman Holdings Ltd.	183,272	484,503
Healius Ltd.	257,326	596,498
IGO Ltd.	51,666	170,060
Iluka Resources Ltd.	55,884	362,622
Inghams Group Ltd.	79,175	186,570
InvoCare Ltd.	19,305	131,580
IOOF Holdings Ltd.	128,207	416,070
IRESS Ltd.	25,322	186,026
James Hardie Industries plc	39,837	822,209
JB Hi-Fi Ltd.	32,412	1,061,481
Link Administration Holdings Ltd.	79,827	226,695
Magellan Financial Group Ltd.	5,766	250,505
McMillan Shakespeare Ltd.	23,751	149,942
Mineral Resources Ltd.	43,773	806,030
Monadelphous Group Ltd.	51,370	324,288
Security	Number of Shares	Value ($)
nib Holdings Ltd.	103,384	325,257
Nine Entertainment Co. Holdings Ltd.	265,258	254,663
Northern Star Resources Ltd.	43,290	491,330
NRW Holdings Ltd.	169,775	221,578
Nufarm Ltd. *	124,332	355,838
Orora Ltd.	309,211	505,511
OZ Minerals Ltd.	89,698	870,597
Pact Group Holdings Ltd. *	119,221	178,914
Pendal Group Ltd.	70,938	293,202
Perenti Global Ltd.	200,077	171,304
Perpetual Ltd.	13,226	287,434
Platinum Asset Management Ltd.	33,015	87,768
Premier Investments Ltd.	18,774	223,536
Qantas Airways Ltd.	231,956	531,820
Qube Holdings Ltd.	191,187	369,429
REA Group Ltd.	2,294	177,142
Regis Resources Ltd.	78,734	320,825
Reliance Worldwide Corp. Ltd.	52,601	100,082
Resolute Mining Ltd. *	218,521	208,818
Sandfire Resources Ltd.	86,873	295,251
Santos Ltd.	176,914	660,828
SEEK Ltd.	41,068	631,649
Seven Group Holdings Ltd.	23,068	279,127
Seven West Media Ltd. *	1,779,977	125,875
Shopping Centres Australasia Property Group	51,059	78,576
Sigma Healthcare Ltd.	1,253,137	596,388
Southern Cross Media Group Ltd.	762,479	88,429
St. Barbara Ltd.	102,512	251,854
Steadfast Group Ltd.	35,259	84,581
Super Retail Group Ltd.	77,416	489,306
Sydney Airport	97,030	363,410
Tassal Group Ltd.	59,807	153,741
The GPT Group	182,119	503,968
The Star Entertainment Grp Ltd.	314,056	567,834
TPG Telecom Ltd. *	64,726	371,798
Treasury Wine Estates Ltd.	86,620	665,045
Tuas Ltd. *	34,018	17,134
United Malt Grp Ltd. *	158,924	455,829
Vicinity Centres	573,971	530,217
Virgin Australia International Holdings *(a)	176,214	—
Vocus Group Ltd. *	79,256	163,460
Washington H Soul Pattinson & Co., Ltd.	12,035	167,895
Whitehaven Coal Ltd.	256,977	254,164
Worley Ltd.	114,493	664,358
		32,835,664

Austria 0.5%
Austria Technologie & Systemtechnik AG	11,866	224,429
BAWAG Group AG *	13,296	488,115
CA Immobilien Anlagen AG	6,295	197,303
DO & Co. AG *	2,082	107,355
EVN AG	9,891	162,967

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
IMMOFINANZ AG *	10,704	176,559
Lenzing AG *	6,880	320,109
Oesterreichische Post AG (b)	13,586	434,499
UNIQA Insurance Group AG	39,810	251,644
Verbund AG	7,078	371,354
Vienna Insurance Group AG Wiener Versicherung Gruppe *	12,546	278,955
		3,013,289

Belgium 1.1%
Ackermans & van Haaren N.V. *	5,108	656,020
AGFA-Gevaert N.V. *	79,820	323,602
Barco N.V.	9,461	186,387
Befimmo S.A.	3,368	152,778
Bekaert S.A.	26,203	510,173
bpost S.A.	80,713	524,993
Cie d'Entreprises CFE *	3,259	206,936
Cofinimmo S.A.	2,443	348,699
D'ieteren S.A./N.V.	10,030	541,442
Elia System Operator S.A./N.V.	3,780	411,405
Euronav N.V.	38,161	369,871
Gimv N.V.	3,492	188,166
KBC Ancora *	2,113	70,657
Melexis N.V.	2,797	239,776
Ontex Group N.V. *	33,887	484,600
Orange Belgium S.A.	13,138	219,978
Recticel S.A.	9,998	101,235
Sofina S.A.	985	275,895
Telenet Group Holding N.V.	14,583	565,710
Tessenderlo Group S.A. *	9,042	268,545
		6,646,868

Canada 7.8%
Aecon Group, Inc.	31,172	327,208
Ag Growth International, Inc.	5,800	129,991
Aimia, Inc. *	91,099	211,518
Alamos Gold, Inc., Class A	30,811	325,949
Algonquin Power & Utilities Corp.	44,212	609,980
Allied Properties Real Estate Investment Trust	9,400	281,484
AltaGas Ltd.	66,200	829,322
Altus Group Ltd.	5,100	162,429
Artis Real Estate Investment Trust	52,373	307,720
ATS Automation Tooling Systems, Inc. *	12,100	156,642
AutoCanada, Inc. (b)	31,800	333,562
B2Gold Corp.	22,900	158,656
Badger Daylighting Ltd. (b)	7,200	155,724
Baytex Energy Corp. *(b)	653,400	302,444
Birchcliff Energy Ltd. (b)	185,600	166,277
BlackBerry Ltd. *	87,000	412,445
Boardwalk Real Estate Investment Trust	9,677	221,290
Boyd Group Services, Inc.	1,500	219,034
BRP, Inc.	5,500	246,370
CAE, Inc.	37,819	564,412
Cameco Corp.	98,800	1,004,633
Canadian Apartment Properties REIT	12,299	445,976
Canadian Utilities Ltd., Class A	30,400	779,831
Canadian Western Bank	17,939	305,356
Canfor Corp. *	55,995	668,035
Capital Power Corp.	26,999	571,042
Cascades, Inc.	48,519	553,126
CCL Industries, Inc., Class B	20,390	678,322
Celestica Inc. *	130,200	1,075,077
Centerra Gold, Inc.	47,777	599,241
CES Energy Solutions Corp.	204,442	141,947
Chartwell Retirement Residences	37,400	275,589
Security	Number of Shares	Value ($)
Chemtrade Logistics Income Fund (b)	58,381	224,903
Choice Properties Real Estate Investment Trust	22,000	208,265
Chorus Aviation, Inc.	79,100	139,368
Cineplex, Inc. (b)	30,360	181,328
Cogeco Communications, Inc.	2,631	200,549
Cogeco, Inc.	5,600	340,779
Colliers International Group, Inc.	3,734	201,970
Cominar Real Estate Investment Trust	81,113	483,244
Constellation Software, Inc.	702	830,362
Corus Entertainment, Inc., B Shares	147,743	264,723
Crombie Real Estate Investment Trust (b)	17,100	166,602
Dream Office Real Estate Investment Trust	23,017	338,351
Eldorado Gold Corp. *	22,061	277,193
Element Fleet Management Corp.	31,800	266,850
Enerflex Ltd.	67,349	249,897
Enerplus Corp.	151,200	373,640
Ensign Energy Services, Inc.	379,489	189,822
Exchange Income Corp. (b)	9,430	187,340
Extendicare, Inc.	28,700	120,418
First Capital Real Estate Investment Trust	27,078	274,530
FirstService Corp.	2,300	275,083
Franco-Nevada Corp.	5,773	922,766
Frontera Energy Corp.	86,800	178,856
Genworth MI Canada, Inc.	9,805	242,956
Granite Real Estate Investment Trust	4,204	244,497
Great Canadian Gaming Corp. *	9,927	196,991
Home Capital Group, Inc. *(b)	19,570	329,174
Hudbay Minerals, Inc.	130,856	411,291
IAMGOLD Corp. *	106,768	533,262
IGM Financial, Inc.	25,500	626,910
Innergex Renewable Energy, Inc.	14,700	252,307
Interfor Corp. *	43,695	507,266
Intertape Polymer Group, Inc.	20,685	247,087
Just Energy Group, Inc. *(b)	214,914	78,620
Kirkland Lake Gold Ltd.	11,748	641,581
Laurentian Bank of Canada	11,711	232,130
Lundin Mining Corp.	136,825	766,126
Maple Leaf Foods, Inc.	29,063	639,215
Martinrea International, Inc.	80,071	595,399
Medical Facilities Corp.	51,986	149,036
MEG Energy Corp. *	151,062	399,238
Morneau Shepell, Inc.	7,512	174,305
Mullen Group Ltd.	78,792	564,712
NFI Group, Inc.	25,292	283,047
Norbord, Inc.	21,600	702,450
Northland Power, Inc.	18,346	502,668
Northview Apartment Real Estate Investment Trust (b)	7,200	188,352
OceanaGold Corp. *	212,972	558,089
Pan American Silver Corp.	22,905	855,870
Parex Resources, Inc. *	25,000	302,363
Pason Systems, Inc.	26,396	125,925
Peyto Exploration & Development Corp. (b)	278,902	414,360
PrairieSky Royalty Ltd.	28,000	175,804
Precision Drilling Corp. *	582,200	369,458
Premium Brands Holdings Corp.	3,900	275,500
Primo Water Corp.	32,100	455,576
Quebecor, Inc., Class B	24,600	561,257
Richelieu Hardware Ltd.	13,014	322,569
Ritchie Bros. Auctioneers, Inc.	8,755	404,791
Russel Metals, Inc.	48,517	649,815
Secure Energy Services, Inc.	207,631	255,770

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Seven Generations Energy Ltd., Class A *	136,200	373,179
ShawCor Ltd.	119,396	236,216
Sienna Senior Living, Inc. (b)	8,200	62,933
Sierra Wireless, Inc. *	9,700	129,048
Sleep Country Canada Holdings, Inc.	6,200	88,919
SmartCentres Real Estate Investment Trust	21,825	330,442
SSR Mining, Inc. *	4,800	115,032
Stantec, Inc.	23,648	761,107
Stella-Jones, Inc.	13,700	416,078
Superior Plus Corp.	60,143	523,998
The North West Co., Inc.	17,315	385,223
TMX Group Ltd.	4,600	470,217
Toromont Industries Ltd.	10,581	576,822
Tourmaline Oil Corp.	76,077	773,578
Transat AT, Inc. *	25,539	102,007
Transcontinental, Inc., Class A	54,520	628,459
Trican Well Service Ltd. *	455,066	309,164
Turquoise Hill Resources Ltd. *	542,700	453,786
Uni-Select, Inc.	47,220	270,040
Vermilion Energy, Inc.	86,700	353,415
Western Forest Products, Inc.	443,795	347,893
Westshore Terminals Investment Corp.	17,356	222,740
Wheaton Precious Metals Corp.	23,146	1,255,754
Whitecap Resources, Inc. (b)	231,000	381,134
Winpak Ltd.	7,000	245,362
Yamana Gold, Inc.	117,600	763,836
		45,929,620

Denmark 1.6%
Chr. Hansen Holding A/S	6,315	720,621
D/S Norden A/S	19,299	291,407
Demant A/S *	12,372	384,061
Dfds A/S *	10,969	340,507
Drilling Co. of 1972 A/S *	12,023	276,062
FLSmidth & Co. A/S *	21,199	632,643
Genmab A/S *	728	250,582
GN Store Nord A/S	10,007	615,380
H. Lundbeck A/S	7,858	286,503
Jyske Bank A/S *	22,488	717,069
Matas A/S *	29,817	299,204
Nilfisk Holding A/S *	14,287	195,304
NKT A/S *	14,259	396,487
Per Aarsleff Holding A/S	8,888	340,385
Ringkjoebing Landbobank A/S	1,204	89,527
Rockwool International A/S, B Shares	1,604	517,472
Royal Unibrew A/S *	5,251	531,232
Scandinavian Tobacco Group A/S	27,412	403,184
Schouw & Co. A/S	4,453	364,394
SimCorp A/S	2,190	255,715
Spar Nord Bank A/S	22,189	182,813
Sydbank A/S *	29,921	568,291
Topdanmark A/S	5,256	224,779
Tryg A/S	17,441	513,222
		9,396,844

Finland 1.2%
Ahlstrom-Munksjo Oyj	8,629	133,515
Cargotec Oyj, B Shares	24,692	736,281
Finnair Oyj *	447,238	249,321
Huhtamaki Oyj *	19,822	883,591
Kemira Oyj	35,811	474,310
Kojamo Oyj	5,039	125,243
Konecranes Oyj	23,290	591,653
Metsa Board Oyj	59,057	462,323
Orion Oyj, Class B	17,099	746,013
Security	Number of Shares	Value ($)
Sanoma Oyj	29,204	328,528
TietoEVRY Oyj	21,573	633,645
Tokmanni Group Corp.	13,135	246,429
Uponor Oyj	19,955	334,211
Valmet Oyj	27,002	756,497
Yit Oyj	47,711	277,242
		6,978,802

France 4.0%
Aeroports de Paris	4,605	434,120
Albioma S.A.	6,261	279,897
Alten S.A. *	4,929	386,453
Amundi S.A. *	8,289	630,647
Beneteau S.A.	19,148	138,233
BioMerieux	3,299	531,703
CGG S.A. *	323,249	276,690
Cie Plastic Omnium S.A.	26,051	524,322
Coface S.A. *	29,592	234,693
Covivio	7,167	515,077
Dassault Aviation S.A. *	271	222,228
Derichebourg S.A.	83,643	241,841
Edenred	17,441	865,147
Elior Group S.A.	72,764	402,985
Eramet *	5,611	152,807
Eurofins Scientific SE *	795	520,348
Euronext N.V.	6,237	720,484
Europcar Mobility Group *(b)	149,983	233,007
Fnac Darty S.A. *	10,000	391,514
Gaztransport Et Technigaz S.A.	2,093	194,609
Gecina S.A.	4,097	531,472
Getlink SE *	55,022	827,831
ICADE	6,651	437,715
Iliad S.A.	6,680	1,306,418
Imerys S.A.	18,920	700,999
Ipsen S.A.	4,222	404,900
IPSOS	19,122	507,524
JCDecaux S.A. *	17,277	292,245
Kaufman & Broad S.A.	6,482	279,854
Korian S.A. *	11,604	475,682
Maisons du Monde S.A. *	22,282	341,175
Mercialys S.A.	28,527	215,131
Mersen S.A. *	6,421	173,222
Metropole Television S.A. *	28,333	342,177
Nexans S.A.	17,568	915,640
Nexity S.A.	15,714	535,168
Orpea *	5,206	664,165
Quadient	33,765	499,201
Remy Cointreau S.A.	2,534	406,398
Sartorius Stedim Biotech	338	105,720
SEB S.A.	5,411	893,474
Societe BIC S.A.	13,077	774,712
Solocal Group *	402,185	45,424
Sopra Steria Group *	3,770	562,951
SPIE S.A.	40,072	652,298
Tarkett S.A. *	25,905	323,113
Technicolor S.A. *(b)	54,450	169,579
Television Francaise *	68,582	393,422
Trigano S.A.	2,133	243,451
UbiSoft Entertainment S.A. *	10,537	880,076
Vallourec S.A. *(b)	7,755	258,447
Vicat S.A.	9,745	321,416
Worldline S.A. *	2,170	186,684
		23,564,489

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 4.1%
1&1 Drillisch AG	10,448	276,708
Aareal Bank AG *	25,917	474,228
Alstria Office REIT AG *	11,148	166,642
Aroundtown S.A. *	49,567	298,472
Bechtle AG	4,318	840,380
Befesa S.A.	3,457	139,397
Bilfinger SE	24,433	426,683
CANCOM SE	4,649	279,594
Carl Zeiss Meditec AG	2,123	222,191
CECONOMY AG *	119,839	427,088
Cewe Stiftung & Co. KGaA	1,703	191,593
CTS Eventim AG & Co. KGaA *	4,599	182,560
Deutsche Euroshop AG *	10,555	156,473
Deutsche Pfandbriefbank AG *	80,155	507,784
Deutz AG *	90,660	454,248
Dialog Semiconductor plc *	15,060	705,937
Duerr AG	21,645	592,937
DWS Group GmbH & Co. KGaA	7,128	267,300
ElringKlinger AG *(b)	40,158	243,487
Fielmann AG *	3,998	291,290
Fraport AG Frankfurt Airport Services Worldwide *(b)	9,510	371,763
Gerresheimer AG	6,880	791,468
Grand City Properties S.A.	9,928	236,350
GRENKE AG	1,820	137,208
Hamburger Hafen und Logistik AG	8,750	151,122
Heidelberger Druckmaschinen AG *	288,838	241,976
HOCHTIEF AG	6,768	552,605
Hornbach Holding AG & Co. KGaA	8,877	854,310
Indus Holding AG	10,208	348,110
Jenoptik AG	9,957	249,520
JOST Werke AG *	3,062	111,994
Kloeckner & Co. SE *	159,988	1,010,197
Knorr-Bremse AG	6,760	790,970
Koenig & Bauer AG *	7,801	170,256
Krones AG	7,286	442,668
LEG Immobilien AG *	5,225	728,556
Nordex SE *	27,946	289,307
Norma Group SE	11,430	317,929
Pfeiffer Vacuum Technology AG	1,100	220,640
Puma SE *	8,360	650,725
QIAGEN N.V. *	13,790	685,007
Rational AG	252	149,677
RTL Group S.A. *	20,431	674,118
SAF-Holland SE *	36,097	244,137
Scout24 AG	7,283	626,028
Siemens Healthineers AG	12,951	674,248
Siltronic AG	4,928	449,581
Sixt SE *	3,580	264,890
Software AG	11,709	546,188
Stabilus S.A.	4,266	214,728
Stroeer SE & Co. KGaA *	2,617	179,196
Suedzucker AG	45,517	759,696
TAG Immobilien AG *	15,049	395,704
Takkt AG	20,531	252,845
Talanx AG	12,477	454,206
Wacker Chemie AG	8,625	782,508
Wacker Neuson SE *	14,977	265,817
Zalando SE *	9,654	696,924
		24,128,164

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	—

Security	Number of Shares	Value ($)
Hong Kong 4.3%
Asia Cement China Holdings Corp.	69,500	78,738
ASM Pacific Technology Ltd.	57,500	649,017
BOC Aviation Ltd.	30,500	176,548
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	—
Budweiser Brewing Co. APAC Ltd.	47,000	170,554
Cafe De Coral Holdings Ltd.	120,000	240,499
Cathay Pacific Airways Ltd. (b)	184,000	124,237
China Harmony Auto Holding Ltd.	569,500	256,652
China Travel International Investment Hong Kong Ltd. (b)	1,404,000	208,433
Chow Sang Sang Holdings International Ltd.	207,000	220,660
Chow Tai Fook Jewellery Group Ltd.	438,200	472,284
CITIC Telecom International Holdings Ltd.	538,000	170,778
CK Infrastructure Holdings Ltd.	32,000	166,867
Cowell e Holdings, Inc.	313,000	135,843
Dah Sing Financial Holdings Ltd.	68,400	189,021
Dairy Farm International Holdings Ltd.	87,723	376,914
FIH Mobile Ltd. *	4,085,000	452,994
First Pacific Co., Ltd.	3,034,000	633,433
Fortune REIT	190,000	165,554
Gemdale Properties & Investment Corp., Ltd.	504,000	89,211
Giordano International Ltd.	1,122,000	165,224
Haitong International Securities Group Ltd.	784,904	211,963
Hang Lung Group Ltd.	329,000	796,180
Hang Lung Properties Ltd.	372,000	912,650
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,052,000	172,356
Hysan Development Co., Ltd.	96,000	265,216
IGG, Inc.	269,000	263,545
Johnson Electric Holdings Ltd.	199,500	367,161
K Wah International Holdings Ltd.	569,000	240,140
Kerry Logistics Network Ltd.	220,500	361,424
Kerry Properties Ltd.	271,000	644,872
Lifestyle International Holdings Ltd.	189,000	153,275
Luk Fook Holdings International Ltd.	218,000	467,629
Man Wah Holdings Ltd.	404,800	459,760
Melco International Development Ltd.	202,000	381,336
MGM China Holdings Ltd.	175,600	218,829
Minth Group Ltd.	151,500	450,884
MMG Ltd. *	1,596,000	421,628
NagaCorp Ltd.	148,000	158,200
Nexteer Automotive Group Ltd.	468,000	296,728
NWS Holdings Ltd.	583,000	451,908
Pacific Basin Shipping Ltd.	1,772,000	217,577
Pacific Textile Holdings Ltd.	329,000	153,769
Pou Sheng International Holdings Ltd. *	886,000	193,672
Power Assets Holdings Ltd.	37,143	206,852
Prada S.p.A. *	139,800	539,668
Road King Infrastructure Ltd.	143,000	192,364
Sa Sa International Holdings Ltd.	748,518	108,376
Samsonite International S.A. *	550,300	515,787
Semiconductor Manufacturing International Corp. *	461,400	1,806,591
Shangri-La Asia Ltd.	294,000	212,725
Shui On Land Ltd.	1,988,500	295,218
Shun Tak Holdings Ltd.	610,000	219,764
SITC International Holdings Co., Ltd.	253,000	253,801
SJM Holdings Ltd.	765,000	863,196
SmarTone Telecommunications Holdings Ltd.	341,500	178,347
Stella International Holdings Ltd.	376,500	366,171
Sun Art Retail Group Ltd.	613,000	851,947

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Swire Properties Ltd.	154,800	357,742
The Bank of East Asia Ltd.	330,067	751,725
Tingyi (Cayman Islands) Holding Corp.	470,000	876,172
Truly International Holdings Ltd. *	2,246,000	266,858
Uni-President China Holdings Ltd.	270,000	292,967
Value Partners Group Ltd.	315,000	158,716
Vitasoy International Holdings Ltd.	58,000	220,491
VSTECS Holdings Ltd.	570,000	335,053
VTech Holdings Ltd.	73,100	396,582
Wynn Macau Ltd.	279,200	489,666
Xinyi Glass Holdings Ltd.	476,000	698,363
Xinyi Solar Holdings Ltd.	294,850	323,593
		25,182,898

Ireland 0.4%
AIB Group plc *	280,125	351,311
Glanbia plc	55,293	671,257
Irish Continental Group plc	40,181	156,967
Kingspan Group plc	14,491	1,039,584
Total Produce plc	278,914	351,242
		2,570,361

Israel 0.9%
Azrieli Group Ltd.	3,245	157,831
Delek Group Ltd. *	5,985	132,280
Elbit Systems Ltd.	3,008	425,076
FIBI Holdings Ltd.	3,289	82,337
First International Bank of Israel Ltd.	8,594	197,756
Gazit-Globe Ltd.	34,982	145,574
Harel Insurance Investments & Finances Service Ltd. *	32,166	213,298
Israel Discount Bank Ltd., Class A	192,059	590,506
Mizrahi Tefahot Bank Ltd.	16,290	341,436
Nice Ltd. *	3,284	674,489
Oil Refineries Ltd.	1,375,536	256,548
Partner Communications Co., Ltd. *	37,959	156,048
Paz Oil Co., Ltd.	6,913	549,326
Shikun & Binui Ltd. *	44,716	203,855
Shufersal Ltd.	32,456	228,561
The Israel Corp., Ltd. *	3,716	316,967
The Phoenix Holdings Ltd. *	34,032	154,606
Tower Semiconductor Ltd. *	23,252	516,494
		5,342,988

Italy 2.5%
ACEA S.p.A.	12,012	245,849
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	—
Amplifon S.p.A. *	7,113	243,506
Anima Holding S.p.A.	80,248	362,056
ASTM S.p.A. *	20,090	427,080
Autogrill S.p.A. *	60,349	288,639
Azimut Holding S.p.A.	23,037	438,886
Banca Carige S.p.A. *(a)	78,817,401	13,926
Banca Farmafactoring S.p.A. *	14,747	83,722
Banca Generali S.p.A. *	8,817	263,770
Banca IFIS S.p.A.	15,430	159,038
Banca Mediolanum S.p.A.	50,475	376,078
Banca Monte dei Paschi di Siena S.p.A. *(b)	202,052	369,217
Banca Popolare Di Sondrio Scarl *	360,440	805,018
BPER Banca *(b)	267,737	679,643
Buzzi Unicem S.p.A.	24,791	564,038
Cerved Group S.p.A. *	39,175	324,812
Davide Campari-Milano N.V.	44,714	451,404
De'Longhi S.p.A.	19,369	606,307
DiaSorin S.p.A.	1,338	263,921
Security	Number of Shares	Value ($)
Enav S.p.A.	58,007	237,230
ERG S.p.A.	15,832	386,029
Esprinet S.p.A. *	39,009	194,657
Fincantieri S.p.A. *(b)	176,835	120,830
FinecoBank Banca Fineco S.p.A. *	41,928	611,217
Freni Brembo S.p.A. *	41,755	378,189
Industria Macchine Automatiche S.p.A.	2,790	221,838
Infrastrutture Wireless Italiane S.p.A.	17,514	176,729
Interpump Group S.p.A.	10,865	357,271
Iren S.p.A.	214,620	542,148
Italgas S.p.A.	110,146	707,326
Maire Tecnimont S.p.A. *(b)	38,954	69,860
MARR S.p.A. *	9,811	145,719
Mediaset S.p.A. *	210,375	374,743
Moncler S.p.A. *	13,105	506,664
OVS S.p.A. *	239,815	261,940
Piaggio & C. S.p.A.	60,153	168,684
Recordati S.p.A.	9,662	518,948
Reply S.p.A.	1,030	94,772
Salvatore Ferragamo S.p.A. *	19,427	261,559
Societa Cattolica di Assicurazioni SC *	70,599	427,560
Tod's S.p.A. *	6,491	187,904
UnipolSai Assicurazioni S.p.A.	197,908	508,267
Webuild S.p.A.	118,011	152,368
		14,579,362

Japan 33.2%
ABC-Mart, Inc.	5,700	300,308
Acom Co., Ltd.	46,800	165,320
Adastria Co., Ltd.	16,280	223,184
ADEKA Corp.	49,400	656,123
Advantest Corp.	11,400	622,429
Aeon Delight Co., Ltd.	7,800	235,713
AEON Financial Service Co., Ltd.	35,800	270,318
Aeon Mall Co., Ltd.	33,030	393,479
Aica Kogyo Co., Ltd.	14,600	469,014
Aida Engineering Ltd.	26,600	166,501
Ain Holdings, Inc.	7,100	451,828
Aisan Industry Co., Ltd.	39,900	166,156
Alconix Corp.	17,400	199,912
Alpen Co., Ltd.	12,000	168,338
Amano Corp.	16,400	310,941
Anritsu Corp.	17,200	414,739
AOKI Holdings, Inc.	32,300	166,212
Aoyama Trading Co., Ltd.	57,700	310,169
Aozora Bank Ltd.	34,700	555,090
Arata Corp.	14,000	664,019
Arcs Co., Ltd.	36,700	851,508
Asahi Diamond Industrial Co., Ltd.	32,500	137,051
Asahi Holdings, Inc.	11,400	397,189
Asahi Intecc Co., Ltd.	2,800	78,123
Asanuma Corp.	1,900	69,713
ASKUL Corp.	5,900	178,776
Autobacs Seven Co., Ltd.	31,400	365,849
Avex, Inc.	22,000	176,391
Azbil Corp.	28,500	950,068
Belluna Co., Ltd.	28,900	206,641
Benesse Holdings, Inc.	23,000	599,842
BML, Inc.	6,200	154,400
Bunka Shutter Co., Ltd.	28,900	189,990
Calbee, Inc.	17,000	540,215
Canon Electronics, Inc.	9,800	135,888
Canon Marketing Japan, Inc.	22,300	420,731
Capcom Co., Ltd.	8,900	349,777
Cawachi Ltd.	11,200	336,680
Central Glass Co., Ltd.	25,800	466,755
Chiyoda Corp. *	111,800	267,621
Chudenko Corp.	11,100	230,890

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chugoku Marine Paints Ltd.	23,900	226,100
Citizen Watch Co., Ltd.	204,000	556,036
CKD Corp.	17,200	331,894
Cocokara fine, Inc.	10,800	587,724
Colowide Co., Ltd.	8,600	96,439
Cosmos Pharmaceutical Corp.	3,570	656,023
Create SD Holdings Co., Ltd.	7,500	269,248
Credit Saison Co., Ltd.	60,500	566,448
CyberAgent, Inc.	13,800	780,614
Daido Metal Co., Ltd.	35,900	166,860
Daifuku Co., Ltd.	10,900	993,275
Daihen Corp.	7,500	276,419
Daiho Corp.	10,200	232,159
Daiichikosho Co., Ltd.	11,400	307,225
Daiki Aluminium Industry Co., Ltd.	14,400	68,641
Daikyonishikawa Corp.	55,300	233,610
Daio Paper Corp.	31,600	429,138
Daiseki Co., Ltd.	7,700	165,755
Daishi Hokuetsu Financial Group, Inc.	9,400	172,841
Daiwabo Holdings Co., Ltd.	12,100	879,623
DCM Holdings Co., Ltd.	57,100	717,197
Dena Co., Ltd.	32,186	363,086
Descente Ltd. *	15,600	253,020
Dexerials Corp.	23,200	211,258
Disco Corp.	2,975	720,950
DMG Mori Co., Ltd.	23,800	255,599
Doshisha Co., Ltd.	13,800	218,281
Doutor Nichires Holdings Co., Ltd.	12,800	170,393
Dowa Holdings Co., Ltd.	27,100	795,287
DTS Corp.	10,800	206,665
Duskin Co., Ltd.	16,200	403,114
DyDo Group Holdings, Inc.	5,300	223,076
Eagle Industry Co., Ltd.	26,700	158,630
Earth Corp.	3,500	240,374
Eizo Corp.	6,350	235,760
Exedy Corp.	28,600	353,171
Ezaki Glico Co., Ltd.	15,200	704,238
F.C.C. Co., Ltd.	20,700	320,336
FamilyMart Co., Ltd.	28,000	628,539
Fancl Corp.	7,400	213,473
Foster Electric Co., Ltd.	24,300	232,937
FP Corp.	3,780	305,924
Fuji Co., Ltd.	16,600	284,006
Fuji Corp.	23,238	410,519
Fuji Media Holdings, Inc.	27,900	245,768
Fuji Oil Co., Ltd.	127,800	186,469
Fuji Oil Holdings, Inc.	14,600	391,013
Fuji Seal International, Inc.	13,700	243,455
Fuji Soft, Inc.	6,500	293,251
Fujimori Kogyo Co., Ltd.	7,800	251,315
Fujitec Co., Ltd.	29,200	500,388
Fujitsu General Ltd.	19,400	475,459
Fukuoka Financial Group, Inc.	42,100	612,284
Fukuyama Transporting Co., Ltd.	12,300	426,746
Furukawa Co., Ltd.	21,300	206,037
Futaba Corp.	18,900	149,110
Futaba Industrial Co., Ltd.	62,100	242,671
Fuyo General Lease Co., Ltd.	3,300	186,800
G-Tekt Corp.	23,100	191,684
Geo Holdings Corp.	36,800	501,966
Glory Ltd.	24,100	525,342
Gree, Inc.	50,100	206,529
GS Yuasa Corp.	46,200	718,405
GungHo Online Entertainment, Inc.	22,250	409,074
Gunze Ltd.	8,400	305,562
H.I.S. Co., Ltd. (b)	12,400	146,090
H.U. Group Holdings, Inc.	30,400	684,070
Hamakyorex Co., Ltd.	6,500	193,719
Hamamatsu Photonics K.K.	12,700	551,982
Security	Number of Shares	Value ($)
Happinet Corp.	18,400	194,640
Hazama Ando Corp.	97,200	519,645
Heiwa Corp.	20,500	343,470
Heiwa Real Estate Co., Ltd.	6,000	146,453
Heiwado Co., Ltd.	24,800	467,176
Hikari Tsushin, Inc.	2,150	466,121
Hirose Electric Co., Ltd.	6,139	643,876
Hisamitsu Pharmaceutical Co., Inc.	13,600	597,661
Hitachi Capital Corp.	10,500	252,578
Hitachi Transport System Ltd.	15,800	465,244
Hitachi Zosen Corp.	145,900	514,800
Hogy Medical Co., Ltd.	4,900	147,681
Hokuetsu Corp.	99,300	332,493
Hokuhoku Financial Group, Inc.	53,300	448,395
Horiba Ltd.	9,500	489,925
Hoshizaki Corp.	8,000	609,843
Hosiden Corp.	39,100	334,826
House Foods Group, Inc.	16,200	495,093
Hulic Co., Ltd.	42,100	361,877
Ibiden Co., Ltd.	36,400	985,974
IBJ Leasing Co., Ltd.	3,800	84,111
Inaba Denki Sangyo Co., Ltd.	26,100	597,166
Inabata & Co., Ltd.	51,000	562,410
Internet Initiative Japan, Inc.	8,400	298,195
Iriso Electronics Co., Ltd.	4,200	126,896
Ishihara Sangyo Kaisha Ltd.	26,800	168,918
Ito En Ltd.	11,300	668,879
Itochu Enex Co., Ltd.	53,000	416,274
Itochu Techno-Solutions Corp.	16,400	666,084
Itoham Yonekyu Holdings, Inc.	133,400	804,874
Iwatani Corp.	25,400	897,099
Izumi Co., Ltd.	19,600	755,679
Jaccs Co., Ltd.	11,000	167,958
Jafco Co., Ltd.	6,900	243,799
Japan Airport Terminal Co., Ltd.	6,900	236,912
Japan Aviation Electronics Industry Ltd.	24,600	311,376
Japan Display, Inc. *(b)	1,304,800	584,318
Japan Exchange Group, Inc.	48,100	1,142,179
Japan Petroleum Exploration Co., Ltd.	17,600	285,847
Joyful Honda Co., Ltd.	29,600	427,420
Juki Corp.	26,900	107,485
JVCKenwood Corp.	163,500	206,764
Kadokawa Corp.	15,800	323,305
Kaga Electronics Co., Ltd.	15,600	295,428
Kagome Co., Ltd.	18,500	564,468
Kakaku.com, Inc.	8,700	210,052
Kaken Pharmaceutical Co., Ltd.	7,800	354,480
Kameda Seika Co., Ltd.	3,600	179,763
Kamigumi Co., Ltd.	36,900	673,452
Kanamoto Co., Ltd.	14,400	291,002
Kandenko Co., Ltd.	56,400	442,064
Kanematsu Corp.	62,700	683,061
Kansai Paint Co., Ltd.	33,100	634,361
Kasai Kogyo Co., Ltd.	52,400	191,568
Kato Sangyo Co., Ltd.	18,300	575,684
Kato Works Co., Ltd.	11,900	127,958
Kawasaki Kisen Kaisha Ltd. *	84,300	770,139
Keihan Holdings Co., Ltd.	15,400	627,793
Keihin Corp.	30,500	729,847
Keikyu Corp.	41,000	535,314
Keisei Electric Railway Co., Ltd.	17,800	435,213
KH Neochem Co., Ltd.	10,500	192,011
Kinden Corp.	55,800	864,962
Kintetsu World Express, Inc.	19,800	338,502
Kissei Pharmaceutical Co., Ltd.	7,900	165,147
Kitz Corp.	42,500	268,674
Kobayashi Pharmaceutical Co., Ltd.	5,800	515,482
Kohnan Shoji Co., Ltd.	17,500	653,025
Kokuyo Co., Ltd.	39,100	411,623

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Komeri Co., Ltd.	18,800	591,751
Komori Corp.	26,900	178,093
Konami Holdings Corp.	17,200	525,615
Konoike Transport Co., Ltd.	21,200	203,850
Kose Corp.	3,300	334,244
Kumagai Gumi Co., Ltd.	17,100	391,991
Kumiai Chemical Industry Co., Ltd.	9,600	93,037
Kura Sushi, Inc.	3,500	144,832
Kureha Corp.	7,900	325,916
Kurita Water Industries Ltd.	30,800	828,392
Kusuri no Aoki Holdings Co., Ltd.	2,300	214,090
KYB Corp. *	21,500	354,168
Kyoei Steel Ltd.	14,200	168,837
Kyokuto Kaihatsu Kogyo Co., Ltd.	18,100	228,648
KYORIN Holdings, Inc.	16,200	294,292
Kyoritsu Maintenance Co., Ltd.	4,800	133,040
Kyowa Exeo Corp.	32,300	763,250
Kyowa Kirin Co., Ltd.	37,600	928,611
Kyudenko Corp.	15,200	430,824
Kyushu Financial Group, Inc.	83,700	342,077
Lawson, Inc.	13,400	667,277
Leopalace21 Corp. *(b)	323,100	475,742
Life Corp.	12,200	567,785
Lintec Corp.	22,000	513,301
Lion Corp.	39,200	1,018,907
LIXIL VIVA Corp.	1,810	44,489
M3, Inc.	8,600	441,632
Mabuchi Motor Co., Ltd.	15,300	459,272
Macnica Fuji Electronics Holdings, Inc.	32,000	482,440
Maeda Corp.	58,800	401,507
Maeda Road Construction Co., Ltd.	17,100	310,911
Makino Milling Machine Co., Ltd.	10,350	293,570
Mandom Corp.	9,200	133,349
Marudai Food Co., Ltd.	21,800	369,808
Maruha Nichiro Corp.	24,600	472,738
Marui Group Co., Ltd.	33,100	481,297
Maruichi Steel Tube Ltd.	17,400	412,026
Max Co., Ltd.	12,100	182,245
Maxell Holdings Ltd.	29,200	250,904
MCJ Co., Ltd.	24,200	209,004
Mebuki Financial Group, Inc.	245,400	545,909
Megmilk Snow Brand Co., Ltd.	27,300	618,602
Meidensha Corp.	20,100	299,750
Meitec Corp.	5,100	237,364
Ministop Co., Ltd.	10,800	147,887
Mirait Holdings Corp.	30,000	413,299
Mitsubishi Logisnext Co., Ltd.	11,000	94,816
Mitsubishi Logistics Corp.	19,900	537,469
Mitsubishi Pencil Co., Ltd.	12,300	132,595
Mitsubishi UFJ Lease & Finance Co., Ltd.	75,200	319,214
Mitsui E&S Holdings Co., Ltd. *	91,400	351,845
Mitsui Matsushima Holdings Co., Ltd.	15,300	103,390
Mitsui Sugar Co., Ltd.	8,400	152,643
Mitsui-Soko Holdings Co., Ltd.	13,900	189,821
Miura Co., Ltd.	9,200	349,815
Mizuno Corp.	13,100	218,333
Mochida Pharmaceutical Co., Ltd.	6,800	251,347
Modec, Inc.	9,700	129,388
Morinaga & Co., Ltd.	8,500	308,160
Morinaga Milk Industry Co., Ltd.	20,300	947,591
Morita Holdings Corp.	13,000	225,303
MOS Food Services, Inc.	6,700	172,226
Musashi Seimitsu Industry Co., Ltd.	28,000	207,933
Nabtesco Corp.	25,600	778,848
Nachi-Fujikoshi Corp.	10,600	294,773
Nankai Electric Railway Co., Ltd.	25,900	509,661
NEC Networks & System Integration Corp.	23,000	488,610
Security	Number of Shares	Value ($)
NET One Systems Co., Ltd.	13,800	537,633
Nexon Co., Ltd.	37,622	966,577
Nichi-iko Pharmaceutical Co., Ltd.	18,800	213,452
Nichias Corp.	21,400	462,789
Nichicon Corp.	29,300	185,191
Nichiha Corp.	11,800	239,605
NichiiGakkan Co., Ltd.	11,700	171,067
Nifco, Inc.	28,400	638,095
Nihon Kohden Corp.	16,900	579,744
Nihon Parkerizing Co., Ltd.	29,700	288,234
Nihon Unisys Ltd.	12,500	378,263
Nikkiso Co., Ltd.	23,800	198,694
Nikkon Holdings Co., Ltd.	22,000	400,926
Nippo Corp.	24,000	636,502
Nippon Chemi-Con Corp. *	16,500	262,219
Nippon Denko Co., Ltd. *	110,600	149,799
Nippon Densetsu Kogyo Co., Ltd.	13,600	274,573
Nippon Flour Mills Co., Ltd.	28,300	446,084
Nippon Gas Co., Ltd.	10,500	492,871
Nippon Kayaku Co., Ltd.	62,400	612,127
Nippon Koei Co., Ltd.	6,600	169,311
Nippon Paint Holdings Co., Ltd.	12,900	882,118
Nippon Sheet Glass Co., Ltd. *	134,900	441,299
Nippon Shinyaku Co., Ltd.	3,600	278,512
Nippon Signal Co., Ltd.	20,800	197,881
Nippon Soda Co., Ltd.	14,600	374,952
Nippon Suisan Kaisha Ltd.	144,400	605,806
Nippon Television Holdings, Inc.	18,200	196,933
Nippon Yakin Kogyo Co., Ltd.	8,310	114,919
Nipro Corp.	48,300	517,158
Nishi-Nippon Financial Holdings, Inc.	59,100	368,991
Nishi-Nippon Railroad Co., Ltd.	28,700	720,408
Nishimatsu Construction Co., Ltd.	31,200	579,296
Nishimatsuya Chain Co., Ltd.	26,200	264,248
Nishio Rent All Co., Ltd.	9,800	186,620
Nissan Chemical Corp.	18,500	979,785
Nissha Co., Ltd.	26,400	273,812
Nisshinbo Holdings, Inc.	106,500	637,001
Nissin Electric Co., Ltd.	16,400	153,655
Nissin Foods Holdings Co., Ltd.	12,600	1,138,169
Nissin Kogyo Co., Ltd.	19,400	401,130
Nitta Corp.	6,200	131,405
Nitto Boseki Co., Ltd.	5,400	252,445
Nitto Kogyo Corp.	12,700	206,604
NOF Corp.	15,800	591,604
Nojima Corp.	17,100	428,724
Nomura Co., Ltd.	16,200	103,539
Nomura Research Institute Ltd.	33,980	896,848
Noritake Co., Ltd.	7,000	210,499
Noritz Corp.	29,100	353,719
North Pacific Bank Ltd.	190,300	364,244
NS Solutions Corp.	7,800	205,406
NS United Kaiun Kaisha Ltd.	8,700	118,600
NSD Co., Ltd.	10,800	196,396
Obic Co., Ltd.	2,600	466,257
Oiles Corp.	13,580	173,906
Okamoto Industries, Inc.	5,500	208,180
Okamura Corp.	46,600	303,034
Okasan Securities Group, Inc.	77,000	219,066
Oki Electric Industry Co., Ltd.	55,900	496,118
OKUMA Corp.	11,300	436,545
Okumura Corp.	15,800	374,694
Onward Holdings Co., Ltd.	98,800	242,638
Open House Co., Ltd.	8,900	251,192
Oracle Corp., Japan	2,900	349,341
Orient Corp.	174,400	168,118
Osaka Soda Co., Ltd.	8,000	172,730
OSG Corp.	24,000	327,027
Outsourcing, Inc.	13,000	71,888

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pacific Industrial Co., Ltd.	23,100	169,495
PALTAC Corp.	16,100	872,050
Paramount Bed Holdings Co., Ltd.	5,900	251,535
Park24 Co., Ltd.	22,200	295,768
Penta-Ocean Construction Co., Ltd.	120,600	633,928
Persol Holdings Co., Ltd.	49,200	622,003
Pigeon Corp.	10,200	396,556
Pilot Corp.	8,400	233,424
Piolax, Inc.	10,803	149,037
Plenus Co., Ltd.	13,500	206,252
Pola Orbis Holdings, Inc.	15,700	261,033
Press Kogyo Co., Ltd.	113,900	295,023
Prima Meat Packers Ltd.	16,800	448,818
Qol Holdings Co., Ltd.	6,600	64,395
Raito Kogyo Co., Ltd.	16,100	223,663
Raiznext Corp.	17,900	202,237
Relia, Inc.	13,800	146,071
Relo Group, Inc.	10,800	187,703
Rengo Co., Ltd.	104,300	784,547
Resorttrust, Inc.	16,900	188,768
Restar Holdings Corp.	16,400	291,636
Rinnai Corp.	10,400	852,423
Rohto Pharmaceutical Co., Ltd.	16,100	496,950
Round One Corp.	21,200	126,177
Royal Holdings Co., Ltd.	9,200	129,979
Ryobi Ltd.	29,100	277,879
Ryosan Co., Ltd.	23,000	437,284
Ryoyo Electro Corp.	11,400	317,459
S Foods, Inc.	11,300	270,451
Saizeriya Co., Ltd.	10,100	157,377
Sakai Chemical Industry Co., Ltd.	10,100	184,538
Sakata INX Corp.	25,800	238,515
Sakata Seed Corp.	5,000	153,029
San-A Co., Ltd.	7,300	275,283
Sanden Holdings Corp. *	45,800	112,857
Sangetsu Corp.	21,900	299,554
Sanken Electric Co., Ltd.	12,300	236,838
Sanki Engineering Co., Ltd.	18,800	206,535
Sankyo Co., Ltd.	12,800	320,198
Sankyo Tateyama, Inc.	35,500	267,352
Sankyu, Inc.	18,100	624,072
Sanoh Industrial Co., Ltd. (b)	22,500	129,889
Sanrio Co., Ltd.	12,800	186,570
Sanwa Holdings Corp.	74,700	640,183
Sanyo Chemical Industries Ltd.	4,950	211,001
Sanyo Denki Co., Ltd.	3,600	161,336
Sanyo Special Steel Co., Ltd.	22,700	163,510
Sapporo Holdings Ltd.	30,100	518,352
Sato Holdings Corp.	7,800	161,979
Sawai Pharmaceutical Co., Ltd.	8,440	400,942
SCREEN Holdings Co., Ltd.	10,200	512,663
SCSK Corp.	7,876	400,860
Sega Sammy Holdings, Inc.	64,500	727,147
Seibu Holdings, Inc.	53,900	481,727
Seiko Holdings Corp.	16,700	228,599
Seiren Co., Ltd.	19,300	222,590
Sekisui Jushi Corp.	7,700	145,080
Senko Group Holdings Co., Ltd.	63,300	473,328
Senshu Ikeda Holdings, Inc.	123,200	181,404
Seven Bank Ltd.	133,800	328,216
Sharp Corp.	36,700	362,224
Shibaura Machine Co., Ltd.	9,300	174,248
Shibuya Corp.	6,000	155,433
Shima Seiki Manufacturing Ltd.	11,000	129,841
Shimachu Co., Ltd.	21,100	574,180
Shindengen Electric Manufacturing Co., Ltd.	6,300	117,731
Shinko Electric Industries Co., Ltd.	27,100	408,036
Shinmaywa Industries Ltd.	41,500	363,162
Security	Number of Shares	Value ($)
Shinsei Bank Ltd.	30,900	349,085
Ship Healthcare Holdings, Inc.	10,400	447,744
Shizuoka Gas Co., Ltd.	40,400	325,371
SHO-BOND Holdings Co., Ltd.	5,000	215,642
Shochiku Co., Ltd.	1,350	152,316
Shoei Foods Corp.	5,300	183,679
Showa Corp.	21,700	458,621
Showa Sangyo Co., Ltd.	14,000	453,192
Siix Corp.	24,400	191,565
Sinfonia Technology Co., Ltd.	7,400	70,518
SKY Perfect JSAT Holdings, Inc.	68,800	253,174
Skylark Holdings Co., Ltd.	48,600	673,974
Sohgo Security Services Co., Ltd.	14,000	660,451
Sony Financial Holdings, Inc.	22,099	545,033
Sotetsu Holdings, Inc.	18,300	436,448
Square Enix Holdings Co., Ltd.	12,400	666,248
St. Marc Holdings Co., Ltd.	7,900	109,117
Starts Corp., Inc.	10,500	191,664
Sugi Holdings Co., Ltd.	11,500	830,940
Sumco Corp.	47,700	740,066
Sumitomo Bakelite Co., Ltd.	12,100	293,594
Sumitomo Dainippon Pharma Co., Ltd.	36,300	453,358
Sumitomo Mitsui Construction Co., Ltd.	98,680	383,266
Sumitomo Osaka Cement Co., Ltd.	18,100	608,868
Sumitomo Riko Co., Ltd.	43,200	202,164
Sumitomo Seika Chemicals Co., Ltd.	6,800	215,816
Sundrug Co., Ltd.	25,300	860,982
Suruga Bank Ltd.	119,500	402,212
Sushiro Global Holdings Ltd.	12,900	273,593
Swcc Showa Holdings Co., Ltd.	7,100	82,702
T-Gaia Corp.	10,600	190,488
Tachi-S Co., Ltd.	39,200	312,429
Tadano Ltd.	63,000	505,024
Taihei Dengyo Kaisha Ltd.	7,700	156,158
Taikisha Ltd.	11,800	331,659
Taisho Pharmaceutical Holdings Co., Ltd.	9,200	522,732
Taiyo Holdings Co., Ltd.	4,000	188,970
Taiyo Nippon Sanso Corp.	24,700	389,605
Taiyo Yuden Co., Ltd.	32,300	1,023,890
Takamatsu Construction Group Co., Ltd.	7,900	160,515
Takara Holdings, Inc.	56,400	486,085
Takara Standard Co., Ltd.	22,700	306,518
Takasago Thermal Engineering Co., Ltd.	24,100	320,136
Takeuchi Manufacturing Co., Ltd.	14,600	243,417
Takuma Co., Ltd.	21,500	297,269
Tamron Co., Ltd.	7,300	116,034
Tamura Corp.	38,100	152,400
TechnoPro Holdings, Inc.	3,600	183,960
Tekken Corp.	3,900	69,483
The 77 Bank Ltd.	18,100	243,362
The Awa Bank Ltd.	9,000	192,806
The Bank of Kyoto Ltd.	9,600	352,207
The Chiba Bank Ltd.	147,100	673,989
The Chugoku Bank Ltd.	40,300	347,107
The Gunma Bank Ltd.	149,900	472,452
The Hachijuni Bank Ltd.	120,200	446,546
The Hiroshima Bank Ltd.	103,700	476,593
The Hokkoku Bank Ltd.	7,400	193,294
The Hyakugo Bank Ltd.	52,600	155,398
The Hyakujushi Bank Ltd.	9,600	154,132
The Iyo Bank Ltd.	73,700	436,029
The Japan Steel Works Ltd.	25,600	364,907
The Japan Wool Textile Co., Ltd.	24,500	210,687
The Juroku Bank Ltd.	11,500	196,977
The Keiyo Bank Ltd.	43,700	197,737
The Kiyo Bank Ltd.	13,700	192,723
The Musashino Bank Ltd.	12,700	171,728

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Nanto Bank Ltd.	8,800	158,929
The Nisshin Oillio Group Ltd.	14,000	424,263
The Ogaki Kyoritsu Bank Ltd.	9,400	184,621
The Okinawa Electric Power Co., Inc.	26,082	406,650
The Pack Corp.	2,400	60,145
The San-in Godo Bank Ltd.	43,600	203,879
The Shiga Bank Ltd.	10,100	220,569
The Shizuoka Bank Ltd.	112,500	730,602
The Sumitomo Warehouse Co., Ltd.	23,100	260,924
THK Co., Ltd.	29,100	685,603
Toa Corp.	15,200	222,186
Toagosei Co., Ltd.	53,800	512,931
Tobishima Corp.	7,600	72,299
Toda Corp.	100,200	642,751
Toei Co., Ltd.	1,300	172,778
Toho Co., Ltd.	17,300	514,254
Toho Zinc Co., Ltd. *	17,000	233,089
Tokai Carbon Co., Ltd.	40,700	355,098
TOKAI Holdings Corp.	40,600	378,622
Tokai Rika Co., Ltd.	44,700	559,082
Tokai Tokyo Financial Holdings, Inc.	109,900	237,302
Token Corp.	4,650	295,558
Tokuyama Corp.	29,800	697,973
Tokyo Broadcasting System Holdings, Inc.	14,400	217,444
Tokyo Century Corp.	8,500	478,084
Tokyo Dome Corp.	30,300	181,326
Tokyo Ohka Kogyo Co., Ltd.	8,900	470,809
Tokyo Seimitsu Co., Ltd.	9,900	316,366
Tokyo Steel Manufacturing Co., Ltd.	40,700	229,872
Tokyo Tatemono Co., Ltd.	47,400	506,610
Tokyu Construction Co., Ltd.	46,300	215,303
TOMONY Holdings, Inc.	45,500	138,769
Tomy Co., Ltd.	33,400	250,602
Topcon Corp.	32,500	212,636
Toppan Forms Co., Ltd.	28,700	271,059
Topre Corp.	31,600	304,420
Topy Industries Ltd.	22,300	229,832
Toshiba TEC Corp.	9,200	353,685
Totetsu Kogyo Co., Ltd.	10,200	243,351
Towa Pharmaceutical Co., Ltd.	6,600	118,716
Toyo Construction Co., Ltd.	42,900	149,187
Toyo Ink SC Holdings Co., Ltd.	26,000	468,741
Toyo Tire Corp.	57,100	759,745
Toyobo Co., Ltd.	55,000	764,273
Toyota Boshoku Corp.	54,100	632,884
TPR Co., Ltd.	26,200	318,430
Trancom Co., Ltd.	3,000	217,739
Transcosmos, Inc.	11,300	273,471
Trend Micro, Inc.	13,800	809,355
Trusco Nakayama Corp.	14,800	348,621
TSI Holdings Co., Ltd.	70,300	197,897
Tsubaki Nakashima Co., Ltd.	15,400	102,590
Tsubakimoto Chain Co.	20,900	490,547
Tsukishima Kikai Co., Ltd.	12,100	130,235
Tsumura & Co.	16,000	398,723
TV Asahi Holdings Corp.	12,200	166,835
UACJ Corp.	28,130	474,860
Uchida Yoko Co., Ltd.	1,700	102,917
Ulvac, Inc.	13,600	403,452
Unipres Corp.	55,800	417,717
United Arrows Ltd.	14,400	190,103
United Super Markets Holdings, Inc.	62,000	746,977
Ushio, Inc.	37,200	437,439
USS Co., Ltd.	24,400	361,753
Valor Holdings Co., Ltd.	34,400	746,934
Vital KSK Holdings, Inc.	32,900	316,719
VT Holdings Co., Ltd.	52,500	155,395
Wacoal Holdings Corp.	24,700	417,155
Security	Number of Shares	Value ($)
Wacom Co., Ltd.	44,600	242,177
Warabeya Nichiyo Holdings Co., Ltd.	18,400	266,550
Welcia Holdings Co., Ltd.	8,300	760,569
World Co., Ltd.	10,500	123,445
Xebio Holdings Co., Ltd.	26,100	168,185
Yamabiko Corp.	21,700	176,934
Yamaguchi Financial Group, Inc.	75,500	445,818
Yamato Kogyo Co., Ltd.	13,900	283,563
Yamazen Corp.	52,000	468,784
Yaoko Co., Ltd.	6,500	516,557
Yellow Hat Ltd.	15,100	198,194
Yodogawa Steel Works Ltd.	21,500	355,067
Yokogawa Bridge Holdings Corp.	10,900	191,725
Yokohama Reito Co., Ltd.	22,200	176,691
Yondoshi Holdings, Inc.	5,100	85,167
Yoshinoya Holdings Co., Ltd. (b)	14,800	253,276
Yuasa Trading Co., Ltd.	13,800	368,992
Zenkoku Hosho Co., Ltd.	4,700	164,267
Zensho Holdings Co., Ltd.	18,900	342,150
Zeon Corp.	58,900	566,400
ZERIA Pharmaceutical Co., Ltd.	8,600	152,258
Zojirushi Corp.	11,800	159,056
ZOZO, Inc.	8,800	238,043
		196,050,673

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	—

Netherlands 1.6%
Accell Group N.V. *	8,280	232,301
Adyen N.V. *	82	136,871
AMG Advanced Metallurgical Group N.V.	9,224	164,363
Arcadis N.V. *	31,779	652,694
ASM International N.V.	4,652	711,608
BE Semiconductor Industries N.V.	10,121	452,527
Brunel International N.V. *	20,186	145,891
Corbion N.V.	15,887	609,823
Eurocommercial Properties N.V. CVA	13,966	172,652
Flow Traders	2,792	102,587
ForFarmers N.V.	35,225	226,138
Fugro N.V. CVA *(b)	75,780	305,185
GrandVision N.V.	6,934	198,891
IMCD N.V.	6,012	621,686
Intertrust N.V.	15,120	280,174
Koninklijke BAM Groep N.V *	222,043	345,977
Koninklijke Vopak N.V.	12,207	666,478
OCI N.V. *	17,146	204,301
PostNL N.V.	288,879	708,546
Prosus N.V. *	4,851	472,133
SBM Offshore N.V.	46,893	729,715
Sligro Food Group N.V.	25,305	397,302
TKH Group N.V.	11,782	464,662
TomTom N.V. *	17,295	138,486
Van Lanschot Kempen N.V. CVA	5,681	98,324
Wereldhave N.V. (b)	17,749	153,649
		9,392,964

New Zealand 0.9%
Air New Zealand Ltd.	449,942	400,538
Auckland International Airport Ltd.	70,874	302,124
Chorus Ltd.	120,513	595,452
EBOS Group Ltd.	30,244	438,317
Fisher & Paykel Healthcare Corp., Ltd.	30,922	740,718
Genesis Energy Ltd.	171,208	332,039
Infratil Ltd.	116,067	372,730

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kiwi Property Group Ltd.	253,686	180,879
Mercury NZ Ltd.	131,524	408,900
Meridian Energy Ltd.	206,152	669,329
Ryman Healthcare Ltd.	8,801	78,117
SKY Network Television Ltd. *	2,378,207	203,786
SKYCITY Entertainment Group Ltd.	212,676	352,135
Z Energy Ltd.	202,980	379,731
		5,454,795

Norway 1.5%
Aker A.S.A., A Shares	10,948	466,329
Aker BP A.S.A.	13,828	263,314
Aker Solutions A.S.A. *	280,614	458,463
Austevoll Seafood A.S.A.	36,240	306,316
Bakkafrost P/F	4,582	279,522
Bonheur A.S.A.	6,528	153,866
BW Energy Ltd. *	8,390	15,821
BW LPG Ltd.	48,368	200,255
BW Offshore Ltd.	40,907	142,468
DNO A.S.A.	173,778	110,378
Elkem A.S.A.	114,745	219,882
Entra A.S.A.	15,809	223,174
Europris A.S.A.	56,252	276,544
Frontline Ltd/Bermuda	10,743	86,642
Gjensidige Forsikring A.S.A. *	31,503	647,635
Kongsberg Gruppen A.S.A.	17,327	262,942
Leroy Seafood Group A.S.A.	62,243	360,852
Norwegian Finans Holding A.S.A.	11,090	82,847
PGS A.S.A. *	601,655	214,534
Salmar A.S.A. *	8,532	405,790
Schibsted A.S.A., B Shares *	8,257	270,094
Schibsted A.S.A., Class A *	7,300	264,833
Sparebank 1 Nord Norge	37,884	261,789
SpareBank 1 SMN	35,680	307,412
SpareBank 1 SR Bank A.S.A.	37,004	293,477
Storebrand A.S.A. *	89,400	489,229
TGS NOPEC Geophysical Co., A.S.A. (b)	29,189	434,492
Tomra Systems A.S.A. *	8,165	336,176
Veidekke A.S.A. *	40,550	551,544
XXL A.S.A. *	135,544	326,548
		8,713,168

Poland 1.2%
Alior Bank S.A. *	51,287	200,620
Asseco Poland S.A.	38,159	653,388
Bank Handlowy w Warszawie S.A. *	13,167	128,776
Bank Millennium S.A. *	159,497	122,002
CCC S.A.	8,265	122,557
Cyfrowy Polsat S.A.	73,964	549,578
Enea S.A. *	287,141	544,657
Energa S.A. *	164,430	342,189
Eurocash S.A. *	55,263	231,631
Grupa Azoty S.A. *	49,212	374,735
Jastrzebska Spolka Weglowa S.A.	63,992	282,859
LPP S.A. *	126	231,949
mBank S.A. *	2,679	133,329
Orange Polska S.A. *	429,702	805,775
PLAY Communications S.A.	52,267	450,695
Santander Bank Polska S.A. *	6,047	242,554
Tauron Polska Energia S.A. *	2,531,480	1,752,387
		7,169,681

Security	Number of Shares	Value ($)
Portugal 0.4%
Banco Espirito Santo S.A. *(a)	320,558	—
CTT-Correios de Portugal S.A. *	114,613	307,144
EDP Renovaveis S.A.	16,086	263,005
Mota-Engil SGPS, S.A. *	111,638	153,771
NOS SGPS, S.A.	85,402	377,417
Redes Energeticas Nacionais SGPS, S.A.	112,637	324,024
Sonae SGPS, S.A.	631,029	441,143
The Navigator Co., S.A. *	136,135	337,781
		2,204,285

Republic of Korea 6.3%
AK Holdings, Inc.	7,678	116,705
AMOREPACIFIC Group	10,668	477,830
Asiana Airlines, Inc. *	76,511	263,055
BGF retail Co., Ltd.	1,619	169,174
Celltrion, Inc. *	2,020	503,567
Cheil Worldwide, Inc.	19,393	313,023
CJ ENM Co., Ltd.	3,068	297,124
CJ Logistics Corp. *	2,548	327,774
Com2uS Corp.	2,289	231,763
Daesang Corp.	15,108	323,777
Daewoo Engineering & Construction Co., Ltd. *	133,553	391,924
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	24,325	484,634
Daou Technology Inc.	5,273	92,184
DB HiTek Co., Ltd.	11,004	317,902
DGB Financial Group, Inc.	109,757	475,612
Dongkuk Steel Mill Co., Ltd. *	139,867	714,450
Doosan Bobcat, Inc.	10,779	244,131
Doosan Co., Ltd.	7,857	313,867
Doosan Infracore Co., Ltd. *	134,704	806,481
Fila Holdings Corp.	6,077	170,929
Green Cross Corp.	1,519	290,193
Green Cross Holdings Corp.	9,309	207,043
GS Engineering & Construction Corp.	31,949	724,447
GS Home Shopping, Inc.	1,638	145,910
GS Retail Co., Ltd.	13,173	380,189
Handsome Co., Ltd.	3,625	92,375
Hanjin Transportation Co., Ltd.	7,935	342,264
Hanon Systems	50,068	419,264
Hansol Paper Co., Ltd.	17,218	199,143
Hanssem Co., Ltd.	3,405	291,775
Hanwha Aerospace Co., Ltd. *	13,814	282,855
Hanwha Life Insurance Co., Ltd.	482,785	594,807
Harim Holdings Co., Ltd.	41,567	233,096
HDC Holdings Co., Ltd.	23,792	194,262
Hite Jinro Co., Ltd.	9,189	321,418
HMM Co., Ltd. *	123,305	610,335
Hotel Shilla Co., Ltd.	6,302	372,871
Huchems Fine Chemical Corp.	9,874	138,115
Hyosung Corp.	3,906	224,402
Hyundai Construction Equipment Co., Ltd. *	18,224	349,223
Hyundai Corp.	19,285	240,104
Hyundai Department Store Co., Ltd.	8,555	429,220
Hyundai Electric & Energy System Co., Ltd. *	19,483	204,260
Hyundai Elevator Co., Ltd.	5,441	211,942
Hyundai Greenfood Co., Ltd.	35,502	235,548
Hyundai Home Shopping Network Corp.	2,965	150,901
Hyundai Mipo Dockyard Co., Ltd.	6,073	159,542
Hyundai Rotem Co., Ltd. *	15,591	236,820
Hyundai Wia Corp.	25,316	810,030

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
iMarketKorea, Inc.	29,195	208,598
IS Dongseo Co., Ltd.	7,779	286,341
JB Financial Group Co., Ltd.	78,726	304,337
Kakao Corp.	1,763	511,473
Kangwon Land, Inc.	26,423	507,276
KCC Corp.	3,150	356,075
KEPCO Plant Service & Engineering Co., Ltd.	9,009	222,669
Kolon Corp.	13,606	215,077
Kolon Industries, Inc.	19,341	548,929
Korea Aerospace Industries Ltd.	13,589	274,114
Korea Electric Terminal Co., Ltd.	3,273	106,924
Korea Investment Holdings Co., Ltd.	6,606	270,582
Korea Petrochemical Ind Co., Ltd.	3,483	340,899
Korean Reinsurance Co.	63,321	379,143
Kumho Petrochemical Co., Ltd.	9,627	684,737
Kumho Tire Co., Inc. *	76,664	186,187
LF Corp.	22,685	227,760
LG Hausys Ltd.	8,440	443,993
LG HelloVision Co., Ltd.	36,516	122,129
LG Innotek Co., Ltd.	7,521	1,020,853
LG International Corp.	56,975	724,212
Lotte Chilsung Beverage Co., Ltd.	1,758	149,364
LOTTE Fine Chemical Co., Ltd.	8,021	295,022
LOTTE Himart Co., Ltd.	21,525	552,205
LS Corp.	22,594	797,405
LS Electric Co., Ltd.	8,229	371,091
Mando Corp.	25,217	585,304
Meritz Financial Group, Inc.	21,028	150,314
Meritz Fire & Marine Insurance Co., Ltd.	40,956	427,037
Meritz Securities Co., Ltd.	71,327	184,726
Mirae Asset Daewoo Co., Ltd.	56,477	375,004
NCSoft Corp.	1,109	755,668
Nexen Tire Corp.	31,860	139,897
NH Investment & Securities Co., Ltd.	24,741	182,669
NongShim Co., Ltd.	1,617	501,686
OCI Co., Ltd. *	14,422	681,203
Orion Corp/Republic of Korea	4,004	450,358
Ottogi Corp.	419	196,154
Pan Ocean Co., Ltd. *	71,591	211,910
Partron Co., Ltd.	20,347	191,758
Poongsan Corp.	25,517	520,383
S&T Motiv Co., Ltd.	2,370	89,446
S-1 Corp.	5,083	386,128
Samsung Card Co., Ltd.	13,870	329,413
Samsung Engineering Co., Ltd. *	29,232	293,192
Samsung Securities Co., Ltd.	10,842	263,959
Seoul Semiconductor Co., Ltd.	17,172	257,550
Seoyon E-Hwa Co., Ltd.	48,011	145,344
SFA Engineering Corp.	2,937	87,040
Shinsegae, Inc.	2,578	453,601
SK Chemicals Co., Ltd.	3,531	798,938
SK Gas Ltd.	5,017	362,841
SKC Co., Ltd.	7,503	441,648
Sungwoo Hitech Co., Ltd.	119,373	294,844
Taekwang Industrial Co., Ltd.	600	343,667
Taeyoung Engineering & Construction Co., Ltd.	14,977	201,737
WONIK IPS Co., Ltd. *	8,078	261,506
Youngone Corp.	12,323	249,973
Yuhan Corp.	7,336	352,785
		37,403,338

Singapore 1.5%
Ascendas Real Estate Investment Trust	252,250	652,940
CapitaLand Commercial Trust	129,302	152,475
CapitaLand Mall Trust	231,000	319,270
Security	Number of Shares	Value ($)
City Developments Ltd.	108,700	650,963
Genting Singapore Ltd.	1,198,600	642,994
Golden Agri-Resources Ltd.	6,171,100	709,668
Keppel Infrastructure Trust	325,900	129,667
Mapletree Commercial Trust	129,192	173,960
Mapletree Industrial Trust	110,844	265,011
Mapletree Logistics Trust	160,016	249,252
Mapletree North Asia Commercial Trust	258,662	162,298
SATS Ltd.	139,049	278,713
Sembcorp Industries Ltd.	631,100	796,721
Sembcorp Marine Ltd. *	398,396	110,790
Singapore Exchange Ltd.	78,600	468,874
Singapore Post Ltd.	475,800	247,167
Singapore Press Holdings Ltd.	579,300	451,639
Singapore Technologies Engineering Ltd.	277,000	662,554
StarHub Ltd.	304,400	270,996
Suntec Real Estate Investment Trust	173,100	169,850
UOL Group Ltd.	75,101	363,780
Venture Corp., Ltd.	73,400	958,561
		8,888,143

Spain 1.3%
Abengoa S.A., B Shares *(a)	66,135,341	444,365
Almirall S.A. *	12,591	139,357
Applus Services S.A. *	41,417	321,031
Bolsas y Mercados Espanoles, SHMSF, S.A.	655	25,397
Caja de Ahorros del Mediterraneo *(a)	5,382	—
Cellnex Telecom S.A.	5,137	323,294
Cia de Distribucion Integral Logista Holdings S.A.	15,690	292,949
Cie Automotive S.A.	11,914	188,472
Construcciones y Auxiliar de Ferrocarriles S.A.	4,546	156,056
Distribuidora Internacional de Alimentacion S.A. *	3,031,902	399,286
Ebro Foods S.A.	25,704	575,283
Ence Energia y Celulosa S.A. (b)	47,444	143,033
Ercros S.A.	34,040	68,926
Euskaltel S.A.	21,721	202,218
FAES FARMA S.A.	36,102	151,942
Gestamp Automocion S.A.	104,773	251,769
Indra Sistemas S.A. *	18,286	138,083
Inmobiliaria Colonial Socimi S.A.	14,973	128,345
Liberbank S.A. *	640,820	124,413
Mediaset Espana Comunicacion S.A. *	106,259	347,572
Melia Hotels International S.A. *	44,718	165,546
Merlin Properties Socimi S.A.	23,698	196,065
Obrascon Huarte Lain S.A. *(b)	334,176	218,714
Prosegur Cash S.A.	128,123	105,700
Prosegur Cia de Seguridad S.A.	138,680	368,527
Sacyr S.A.	124,340	281,275
Siemens Gamesa Renewable Energy S.A.	30,397	717,225
Tecnicas Reunidas S.A. *	12,700	159,526
Unicaja Banco S.A. *	712,912	397,012
Viscofan S.A.	8,824	647,041
Zardoya Otis S.A.	32,470	215,548
		7,893,970

Sweden 4.2%
AAK AB *	25,731	455,847
AddTech AB, B Shares	6,726	315,285
AF POYRY AB *	16,336	419,342
Arjo AB, B Shares	51,558	318,263

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Attendo AB *	42,644	223,125
Axfood AB	28,895	650,230
Beijer Ref AB	2,624	102,326
Betsson AB *	52,365	394,836
Bilia AB, A Shares	39,160	378,912
BillerudKorsnas AB	70,647	1,128,661
Bonava AB, B Shares	38,987	262,643
Bravida Holding AB *	42,516	466,119
Castellum AB	24,939	536,351
Clas Ohlson AB, B Shares	21,595	243,041
Cloetta AB, B Shares *	64,261	177,672
Concentric AB *	5,602	95,809
Coor Service Management Holding AB *	28,372	225,944
Dometic Group AB *	60,836	593,921
Elekta AB, B Shares	35,878	369,743
Fabege AB	16,346	209,640
Fastighets AB Balder, B Shares *	1,929	79,887
Getinge AB, B Shares	47,509	1,147,560
Granges AB *	29,177	235,672
Hexpol AB *	66,969	445,584
Holmen AB, B Shares *	19,837	683,667
Industrivarden AB, A Shares *	28,222	701,694
Industrivarden AB, C Shares *	22,782	561,974
Indutrade AB *	11,149	564,644
Intrum AB (b)	15,629	374,706
Inwido AB *	25,522	239,133
JM AB	28,213	836,921
Kinnevik AB, B Shares	36,563	1,287,034
Kungsleden AB	23,569	190,633
LE Lundbergfortagen AB, B Shares *	12,113	568,989
Lifco AB, B Shares	3,402	259,926
Lindab International AB	21,750	339,919
Loomis AB *	21,979	525,175
Lundin Energy AB	11,161	260,337
Mekonomen AB *	22,798	194,062
Modern Times Group MTG AB, B Shares *	16,643	227,019
NCC AB, B Shares	40,649	705,970
Nibe Industrier AB, B Shares *	23,644	568,900
Nobia AB *	66,668	395,543
Nolato AB, B Shares *	2,779	231,040
Nordic Entertainment Group AB, B Shares	10,374	434,658
Pandox AB *	12,006	151,566
Peab AB *	87,463	820,948
Ratos AB, B Shares *	183,767	657,584
Resurs Holding AB	19,012	95,491
Saab AB, B Shares *	21,389	691,054
SAS AB *(b)	251,643	226,678
Scandic Hotels Group AB	55,616	192,194
Svenska Cellulosa AB, S.C.A., B Shares *	85,034	1,032,723
Sweco AB, B Shares	8,119	467,772
Swedish Orphan Biovitrum AB *	4,171	87,652
Thule Group AB	14,054	418,052
Wallenstam AB, B Shares	13,919	174,208
Wihlborgs Fastigheter AB	12,595	212,252
		24,856,531

Switzerland 3.6%
Allreal Holding AG	2,239	445,461
ALSO Holding AG *	1,389	366,456
ams AG *	14,403	242,267
Arbonia AG *	18,514	211,456
Aryzta AG *	959,186	608,396
Autoneum Holding AG *	2,790	282,958
Banque Cantonale Vaudoise	3,566	373,651
Security	Number of Shares	Value ($)
Barry Callebaut AG	344	716,317
Belimo Holding AG	39	309,822
BKW AG	4,257	411,093
Bobst Group S.A.	2,950	176,030
Bucher Industries AG	1,840	606,040
Burckhardt Compression Holding AG	768	192,958
Cembra Money Bank AG	3,999	436,629
Conzzeta AG	305	282,880
Daetwyler Holding AG	1,475	299,638
dormakaba Holding AG *	482	269,928
Dufry AG *	14,010	357,737
Emmi AG	410	370,303
EMS-Chemie Holding AG	800	690,856
Flughafen Zuerich AG *	3,264	413,806
Forbo Holding AG	195	304,128
Galenica AG	11,023	816,120
GAM Holding AG *	198,391	486,455
Helvetia Holding AG	6,711	608,194
Huber & Suhner AG	4,170	324,631
Implenia AG	9,425	414,560
Ina Invest Holding AG *	1,821	37,836
Inficon Holding AG	241	198,513
Komax Holding AG *	842	122,937
Landis+Gyr Group AG *	5,516	336,888
Logitech International S.A.	15,770	1,150,396
Mobimo Holding AG *	915	256,306
OC Oerlikon Corp. AG	57,439	482,032
Partners Group Holding AG	907	878,617
PSP Swiss Property AG	2,728	303,050
Rieter Holding AG	1,558	127,737
Schweiter Technologies AG	256	317,451
SFS Group AG	3,999	377,750
Siegfried Holding AG *	478	249,755
SIG Combibloc Group AG *	25,439	445,037
St. Galler Kantonalbank AG	170	76,874
Stadler Rail AG *(b)	2,379	94,763
Straumann Holding AG	403	399,212
Sulzer AG	6,181	512,537
Sunrise Communications Group AG *	9,451	881,511
Tecan Group AG	799	335,096
Temenos AG	1,944	287,289
u-blox Holding AG *	2,058	149,514
Valiant Holding AG	2,538	236,486
Valora Holding AG *	1,784	292,218
VAT Group AG	2,020	385,193
Vetropack Holding AG *	1,342	74,397
Vifor Pharma AG	4,893	690,634
Vontobel Holding AG	4,110	300,564
Zur Rose Group AG *	522	144,240
		21,163,603

United Kingdom 9.6%
888 Holdings plc	90,700	217,881
AA plc	1,127,313	352,681
AG Barr plc	11,297	63,468
Airtel Africa plc	209,517	146,890
Ascential plc	43,663	153,459
Ashmore Group plc	46,288	236,795
Auto Trader Group plc	39,451	275,586
Avast plc	13,195	98,932
B&M European Value Retail S.A.	157,018	944,035
Bank of Georgia Group plc *	12,048	122,564
Beazley plc	97,356	530,339
Biffa plc	71,065	189,008
Big Yellow Group plc	11,414	152,183
Bodycote plc	63,991	466,894
Brewin Dolphin Holdings plc	57,302	196,114
Britvic plc	52,637	547,103

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
C&C Group plc	79,796	241,218
Capita plc *	768,235	344,397
Card Factory plc	384,535	216,836
Centamin plc	290,874	778,650
Cineworld Group plc	303,795	152,725
Clarkson plc	5,150	138,345
Close Brothers Group plc	40,753	583,981
Coats Group plc	343,715	254,470
Computacenter plc	23,500	607,026
ConvaTec Group plc	218,308	580,189
Costain Group plc (b)	153,858	122,331
Countryside Properties plc	77,200	285,014
Cranswick plc	14,331	667,483
Crest Nicholson Holdings plc	131,727	321,558
Daily Mail & General Trust plc	53,440	441,403
Dechra Pharmaceuticals plc	4,429	164,818
Derwent London plc	7,028	264,411
DFS Furniture plc	106,322	209,320
Dignity plc *	33,991	144,475
Diploma plc	11,762	278,491
Domino's Pizza Group plc	58,496	243,281
Dunelm Group plc	19,759	317,049
Electrocomponents plc	80,229	687,251
Elementis plc	265,664	221,867
Equiniti Group plc	79,893	133,488
Essentra plc	105,721	418,203
Ferrexpo plc	150,255	347,683
Forterra plc	28,788	58,005
Frasers Group plc *	103,502	337,213
Fresnillo plc	40,886	664,004
Games Workshop Group plc	2,412	276,847
Genus plc	5,230	233,402
Grafton Group plc	87,975	736,567
Grainger plc	68,709	260,563
Great Portland Estates plc	29,527	227,690
Greencore Group plc	181,047	301,966
Greggs plc	20,373	316,830
GVC Holdings plc	34,250	296,416
Halfords Group plc	244,754	467,759
Halma plc	24,187	687,003
Hammerson plc (b)	266,140	222,429
Hargreaves Lansdown plc	15,433	350,248
Hastings Group Holdings plc	38,865	105,725
Hikma Pharmaceuticals plc	18,461	517,294
Hill & Smith Holdings plc	16,273	256,555
Hiscox Ltd.	59,755	609,738
HomeServe plc	26,727	462,695
Howden Joinery Group plc	103,820	662,523
Hunting plc	82,635	192,270
Ibstock plc	104,822	216,967
IG Group Holdings plc	93,194	890,713
Indivior plc *	690,987	1,250,246
Intermediate Capital Group plc	40,201	703,679
Intu Properties plc *(a)(b)	4,024,942	28,071
IWG plc	140,290	421,751
J.D. Wetherspoon plc	20,115	222,835
JD Sports Fashion plc	38,314	302,886
John Laing Group plc	67,321	260,253
Jupiter Fund Management plc	153,778	454,827
Just Group plc *	636,494	373,023
KAZ Minerals plc	43,756	305,083
Keller Group plc	58,062	427,898
Kier Group plc *	431,889	361,254
Lancashire Holdings Ltd.	59,534	602,609
Man Group plc	408,702	659,368
Mapeley Ltd. *(a)	2,199	—
Marshalls plc	25,473	197,522
Marston's plc	377,165	198,886
McCarthy & Stone plc	245,535	212,866
Security	Number of Shares	Value ($)
Mediclinic International plc	104,238	364,751
Melrose Industries plc	366,255	404,426
Mitchells & Butlers plc *	118,522	238,492
Moneysupermarket.com Group plc	83,298	319,117
Morgan Advanced Materials plc	107,691	306,611
Morgan Sindall Group plc	19,804	269,219
National Express Group plc	172,401	343,030
Ocado Group plc *	11,506	308,244
OneSavings Bank plc	49,050	151,638
Pagegroup plc	113,320	518,842
Paragon Banking Group plc	52,474	215,119
PayPoint plc	16,523	129,988
Petra Diamonds Ltd. *(b)	3,623,429	57,135
Petrofac Ltd.	181,960	331,502
Petropavlovsk plc *	1,755,246	823,156
Pets at Home Group plc	157,831	644,448
Phoenix Group Holdings plc	90,493	777,090
Playtech plc	166,134	649,948
Plus500 Ltd.	36,002	558,060
Polymetal International plc	42,801	1,058,732
Polypipe Group plc	36,087	190,295
Premier Oil plc *(b)	866,386	407,751
Provident Financial plc	205,139	443,225
PZ Cussons plc	71,933	178,629
QinetiQ Group plc	142,125	568,915
Quilter plc	153,564	292,294
Rank Group plc	37,530	67,015
Rathbone Brothers plc	7,132	151,026
Redde Northgate plc	153,986	331,179
Redrow plc	63,126	352,435
Renishaw plc	4,194	265,635
Rhi Magnesita N.V.	5,307	168,487
Rightmove plc	35,120	253,455
Rotork plc	132,872	481,890
Safestore Holdings plc	17,305	173,954
Saga plc	1,644,219	327,552
Savills plc	35,685	350,203
Schroders plc	17,910	691,701
Segro plc	49,990	633,086
Senior plc	323,564	219,744
Serco Group plc *	207,998	432,093
SIG plc	885,934	325,667
Signature Aviation plc	220,746	668,179
Softcat plc	5,024	82,826
Spectris plc	25,817	866,646
Speedy Hire plc	218,208	143,936
Spirax-Sarco Engineering plc	5,773	771,475
Spire Healthcare Group plc	235,298	231,320
Spirent Communications plc	109,819	402,078
SSP Group plc	96,215	258,321
St. James's Place plc	67,019	819,685
St. Modwen Properties plc	40,998	165,537
Stagecoach Group plc	353,514	219,585
Sthree plc	34,555	114,891
Superdry plc	99,845	151,803
Synthomer plc	88,710	335,199
TalkTalk Telecom Group plc	281,397	255,554
Ted Baker plc	50,155	48,255
Telecom Plus plc	14,997	263,632
The Go-Ahead Group plc	25,907	212,218
The Restaurant Group plc	287,621	168,047
The Unite Group plc	15,086	185,156
TI Fluid Systems plc	66,385	151,202
TP ICAP plc	80,287	346,549
Tullow Oil plc	341,125	114,069
Tyman plc	86,659	199,242
UDG Healthcare plc	45,584	423,235
Ultra Electronics Holdings plc	14,387	444,623
Vesuvius plc	107,770	573,462

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Victrex plc	16,569	404,292
Vistry Group plc	68,282	548,984
WH Smith plc	29,174	358,578
William Hill plc	444,699	605,440
Wizz Air Holdings plc *	4,574	191,826
Workspace Group plc	6,992	56,350
		56,752,348
Total Common Stock
(Cost $544,555,467)		586,112,848

Preferred Stock 0.4% of net assets

Germany 0.4%
Draegerwerk AG & Co. KGaA *	7,713	727,047
Jungheinrich AG	20,720	632,856
Sartorius AG	974	374,758
Schaeffler AG	55,090	401,909
Sixt SE	4,833	243,837
Total Preferred Stock
(Cost $1,866,619)		2,380,407

Rights 0.0% of net assets

Canada 0.0%
Just Energy Group, Inc. expires 08/28/20 *(a)	11,702	—

Hong Kong 0.0%
Cathay Pacific Airways Ltd. expires 08/05/20 *	244,363	14,188
Total Rights
(Cost $71,756)		14,188

Other Investment Company 1.8% of net assets

United States 1.8%
Securities Lending Collateral 1.8%
Wells Fargo Government Money Market Fund, Select Class 0.10% (c)	10,570,505	10,570,505
Total Other Investment Company
(Cost $10,570,505)		10,570,505
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Brown Brothers Harriman
Australian Dollar
0.01%, 08/03/20 (d)	7,459	5,329
Canadian Dollar
0.04%, 08/03/20 (d)	43,382	32,388
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Danish Krone
(0.70%), 08/03/20 (d)(e)	17,789	2,814
Euro
(0.69%), 08/03/20 (d)(e)	14,785	17,416
Hong Kong Dollar
0.00%, 08/03/20 (d)	12,801	1,652
New Zealand Dollar
(0.20%), 08/03/20 (d)(e)	5,537	3,672
Norwegian Krone
(0.10%), 08/03/20 (d)(e)	106,806	11,734
Swedish Krona
(0.25%), 08/03/20 (d)(e)	32,194	3,667
Swiss Franc
(1.48%), 08/03/20 (d)(e)	13,473	14,732
Citibank
Pound Sterling
0.01%, 08/03/20 (d)	18,129	23,730
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.25%), 08/03/20 (d)(e)	11,821,158	111,673
Total Short-Term Investments
(Cost $228,807)		228,807

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	28	2,539,040	(42,068)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $9,577,045.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$91,586,186	$—	$91,586,186
Australia	388,932	32,446,732	—*	32,835,664
Austria	805,853	2,207,436	—	3,013,289
Canada	45,929,620	—	—	45,929,620
Finland	453,771	6,525,031	—	6,978,802
France	321,416	23,243,073	—	23,564,489
Germany	3,116,759	21,011,405	—	24,128,164
Greece	—	—	—*	—
Hong Kong	—	25,182,898	—*	25,182,898
Italy	221,838	14,343,598	13,926*	14,579,362
Japan	760,569	195,290,104	—	196,050,673
Luxembourg	—	—	—*	—
Netherlands	1,029,487	8,363,477	—	9,392,964
Portugal	570,149	1,634,136	—*	2,204,285
Spain	1,621,610	5,827,995	444,365*	7,893,970
Sweden	843,438	24,013,093	—	24,856,531
Switzerland	112,233	21,051,370	—	21,163,603
United Kingdom	2,926,518	53,797,759	28,071*	56,752,348
Preferred Stock[1]	—	2,380,407	—	2,380,407
Rights
Canada	—	—	—*	—
Hong Kong	14,188	—	—	14,188
Other Investment Company[1]	10,570,505	—	—	10,570,505
Short-Term Investments[1]	—	228,807	—	228,807
Liabilities
Futures Contracts[2]	(42,068)	—	—	(42,068)
Total	$69,644,818	$529,133,507	$486,362	$599,264,687
*	Level 3 amount shown includes securities determined to have no value at July 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 93.4% of net assets

Brazil 5.5%
Ambev S.A.	732,250	1,951,151
B3 S.A. - Brasil Bolsa Balcao	67,733	823,721
Banco Bradesco S.A.	255,828	1,016,632
Banco do Brasil S.A.	377,915	2,432,716
Banco Santander Brasil S.A.	83,200	476,723
BRF S.A. *	163,818	650,053
CCR S.A.	212,600	609,693
Centrais Eletricas Brasileiras S.A.	59,916	424,284
Cia Brasileira de Distribuicao	52,899	719,983
Cia Energetica de Minas Gerais	35,900	84,097
Cielo S.A.	589,834	607,185
Cogna Educacao	422,900	671,250
Companhia de Saneamento Basico do Estado de Sao Paulo	63,010	734,999
Embraer S.A. *	337,651	492,572
IRB Brasil Resseguros S.A.	121,600	185,784
Itau Unibanco Holding S.A.	134,400	641,527
JBS S.A.	333,800	1,378,316
Petrobras Distribuidora S.A.	222,300	967,346
Petroleo Brasileiro S.A.	759,858	3,306,549
Suzano S.A. *	65,200	524,945
Tim Participacoes S.A.	231,247	698,189
Ultrapar Participacoes S.A.	567,428	2,060,190
Vale S.A.	755,097	8,787,789
		30,245,694

Chile 1.0%
Banco de Chile	5,678,215	545,126
Cencosud S.A.	876,868	1,527,737
Empresas Copec S.A.	175,107	1,429,426
Enel Americas S.A.	6,311,681	979,275
Falabella S.A.	159,784	569,858
Latam Airlines Group S.A. *	133,066	228,673
		5,280,095

China 29.2%
Agile Group Holdings Ltd.	520,000	659,842
Agricultural Bank of China Ltd., A Shares	1,283,000	592,876
Agricultural Bank of China Ltd., H Shares	7,982,600	2,833,402
Alibaba Group Holding Ltd. ADR *	24,968	6,267,467
Anhui Conch Cement Co., Ltd., A Shares	17,500	153,799
Anhui Conch Cement Co., Ltd., H Shares	155,000	1,172,133
BAIC Motor Corp., Ltd., H Shares	1,122,500	547,402
Baidu, Inc. ADR *	21,517	2,569,130
Bank of China Ltd., A Shares	799,700	380,928
Bank of China Ltd., H Shares	22,963,234	7,646,959
Security	Number of Shares	Value ($)
Bank of Communications Co., Ltd., A Shares	423,300	288,191
Bank of Communications Co., Ltd., H Shares	2,322,000	1,288,910
China Cinda Asset Management Co., Ltd., H Shares	3,735,000	704,373
China CITIC Bank Corp., Ltd., A Shares	118,200	87,252
China CITIC Bank Corp., Ltd., H Shares	3,118,000	1,360,461
China Communications Construction Co., Ltd., A Shares	76,200	86,146
China Communications Construction Co., Ltd., H Shares	1,805,322	1,051,638
China Construction Bank Corp., A Shares	108,600	95,092
China Construction Bank Corp., H Shares	25,254,960	18,414,161
China Everbright Bank Co., Ltd., A Shares	415,000	224,444
China Everbright Bank Co., Ltd., H Shares	826,000	310,425
China Evergrande Group (a)	552,000	1,550,680
China Hongqiao Group Ltd.	1,139,000	654,160
China Huarong Asset Management Co., Ltd., H Shares	8,787,000	998,742
China Jinmao Holdings Group Ltd.	896,000	610,098
China Life Insurance Co., Ltd., A Shares	12,800	66,746
China Life Insurance Co., Ltd., H Shares	586,000	1,344,232
China Merchants Bank Co., Ltd., A Shares	106,800	531,462
China Merchants Bank Co., Ltd., H Shares	519,650	2,425,199
China Minsheng Banking Corp., Ltd., A Shares	404,400	320,482
China Minsheng Banking Corp., Ltd., H Shares	2,075,300	1,307,129
China Mobile Ltd.	1,686,055	11,509,239
China National Building Material Co., Ltd., H Shares	1,500,000	2,329,476
China Oriental Group Co., Ltd.	1,918,000	555,381
China Overseas Land & Investment Ltd.	750,000	2,285,367
China Pacific Insurance Group Co., Ltd., A Shares	31,600	133,385
China Pacific Insurance Group Co., Ltd., H Shares	294,000	851,842
China Petroleum & Chemical Corp., A Shares	1,003,800	574,829
China Petroleum & Chemical Corp., H Shares	21,634,400	9,216,704
China Railway Construction Corp., Ltd., A Shares	189,200	237,976
China Railway Construction Corp., Ltd., H Shares	855,000	683,859
China Railway Group Ltd., H Shares	1,585,000	802,359
China Resources Land Ltd.	415,000	1,729,683

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China Resources Power Holdings Co., Ltd.	1,092,000	1,392,181
China Shenhua Energy Co., Ltd., A Shares	87,200	191,213
China Shenhua Energy Co., Ltd., H Shares	1,229,500	2,035,798
China State Construction Engineering Corp., Ltd., A Shares	563,800	405,666
China Telecom Corp., Ltd., H Shares	7,526,000	2,234,663
China Tower Corp., Ltd., H Shares	3,130,000	569,438
China Unicom (Hong Kong) Ltd.	3,349,056	1,862,832
China United Network Communications Ltd., A Shares	401,500	291,885
China Vanke Co., Ltd., A Shares	55,400	212,591
China Vanke Co., Ltd., H Shares	231,000	728,209
CITIC Ltd.	1,983,000	1,861,226
CNOOC Ltd.	4,671,075	4,930,321
Country Garden Holdings Co., Ltd.	1,057,000	1,357,403
CRRC Corp., Ltd., A Shares	187,000	156,292
CRRC Corp., Ltd., H Shares	889,000	386,946
Dongfeng Motor Group Co., Ltd., H Shares	1,037,000	742,370
ENN Energy Holdings Ltd.	63,200	766,095
Fosun International Ltd.	563,500	642,542
GCL-Poly Energy Holdings Ltd. *	18,703,000	579,717
Geely Automobile Holdings Ltd.	545,000	1,143,292
Great Wall Motor Co., Ltd., A Shares	30,900	59,076
Great Wall Motor Co., Ltd., H Shares	936,800	914,538
Guangzhou R&F Properties Co., Ltd., H Shares	505,600	583,546
Haier Electronics Group Co., Ltd. (b)	269,000	934,723
Hengan International Group Co., Ltd.	101,000	848,006
Huaneng Power International, Inc., A Shares	139,000	93,282
Huaneng Power International, Inc., H Shares	2,252,000	962,106
Industrial & Commercial Bank of China Ltd., A Shares	679,000	481,763
Industrial & Commercial Bank of China Ltd., H Shares	18,495,172	10,837,085
Industrial Bank Co., Ltd., A Shares	181,800	407,207
JD.com, Inc. ADR *	31,416	2,004,027
Jiangxi Copper Co., Ltd., A Shares	53,700	124,645
Jiangxi Copper Co., Ltd., H Shares	916,000	1,094,836
Kingboard Holdings Ltd.	345,000	1,009,006
Kunlun Energy Co., Ltd.	1,020,000	854,528
Legend Holdings Corp., H Shares	356,400	463,583
Longfor Group Holdings Ltd.	175,500	867,327
NetEase, Inc. ADR	3,863	1,770,876
PetroChina Co., Ltd., H Shares	11,496,000	3,997,762
PICC Property & Casualty Co., Ltd., H Shares	1,660,000	1,311,799
Ping An Insurance Group Co. of China Ltd., A Shares	33,200	360,113
Ping An Insurance Group Co. of China Ltd., H Shares	394,500	4,162,457
Postal Savings Bank of China Co., Ltd., Class H	1,037,000	571,324
SAIC Motor Corp., Ltd., A Shares	134,000	348,449
Shanghai Pudong Development Bank Co., Ltd., A Shares	288,500	427,380
Shimao Group Holdings Ltd.	265,500	1,126,604
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	132,500	68,042
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	2,300,000	512,092
Sinopharm Group Co., Ltd., H Shares	362,400	863,701
Sunac China Holdings Ltd.	135,000	636,559
Security	Number of Shares	Value ($)
Tencent Holdings Ltd.	121,500	8,334,676
Vipshop Holdings Ltd. ADR *	46,836	1,066,456
Weichai Power Co., Ltd., A Shares	31,900	73,896
Weichai Power Co., Ltd., H Shares	282,000	603,950
		158,720,161

Colombia 0.2%
Bancolombia S.A.	62,718	450,266
Ecopetrol S.A.	1,330,724	741,469
		1,191,735

Czech Republic 0.2%
CEZ A/S	48,721	981,498

Egypt 0.1%
Commercial International Bank Egypt S.A.E. GDR	137,912	531,793

Greece 0.4%
Alpha Bank AE *	925,847	582,231
Hellenic Telecommunications Organization S.A.	50,380	741,268
Motor Oil Hellas Corinth Refineries S.A.	29,413	401,737
Piraeus Bank S.A. *	354,899	489,661
		2,214,897

Hungary 0.4%
MOL Hungarian Oil & Gas plc *	205,898	1,212,891
OTP Bank Nyrt *	26,159	936,933
		2,149,824

India 7.7%
Axis Bank Ltd.	172,335	991,405
Bharat Petroleum Corp., Ltd.	365,280	2,015,404
Bharti Airtel Ltd. *	202,072	1,496,649
Coal India Ltd.	472,131	814,742
Grasim Industries Ltd.	65,825	555,678
HCL Technologies Ltd.	138,059	1,298,003
Hero MotoCorp Ltd.	21,677	772,115
Hindalco Industries Ltd.	437,165	956,071
Hindustan Petroleum Corp., Ltd.	419,681	1,205,232
Housing Development Finance Corp., Ltd.	73,497	1,747,940
Indian Oil Corp., Ltd.	1,481,545	1,749,572
Infosys Ltd.	418,102	5,376,014
ITC Ltd.	301,681	782,119
JSW Steel Ltd.	292,811	864,399
Larsen & Toubro Ltd.	39,318	479,442
Mahindra & Mahindra Ltd.	103,135	834,559
Maruti Suzuki India Ltd.	13,184	1,101,919
NTPC Ltd.	589,456	684,155
Oil & Natural Gas Corp., Ltd.	1,819,021	1,902,026
Rajesh Exports Ltd.	93,062	567,435
Reliance Industries Ltd.	256,963	7,106,461
State Bank of India *	379,791	968,602
Sun Pharmaceutical Industries Ltd.	117,521	834,771
Tata Consultancy Services Ltd.	74,187	2,253,849
Tata Motors Ltd. *	1,090,177	1,510,935
Tata Motors Ltd., Class A *	440,612	220,149
Tata Steel Ltd.	150,320	739,160

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vedanta Ltd.	1,000,389	1,529,279
Wipro Ltd.	226,728	849,897
		42,207,982

Indonesia 1.2%
PT Astra International Tbk	4,524,000	1,593,640
PT Bank Central Asia Tbk	382,100	818,447
PT Bank Mandiri (Persero) Tbk	2,500,500	993,823
PT Bank Rakyat Indonesia (Persero) Tbk	5,472,300	1,188,667
PT Telekomunikasi Indonesia (Persero) Tbk	8,307,800	1,732,840
		6,327,417

Kuwait 0.5%
Kuwait Finance House KSCP	309,215	594,085
Mobile Telecommunications Co. KSC	517,969	935,209
National Bank of Kuwait SAKP	436,746	1,143,176
		2,672,470

Malaysia 1.6%
Axiata Group Berhad	1,018,013	769,566
CIMB Group Holdings Berhad	1,265,876	1,074,240
Genting Berhad	768,800	697,588
Malayan Banking Berhad	964,961	1,746,920
Petronas Chemicals Group Berhad	492,900	721,236
Public Bank Berhad	351,765	1,411,910
Tenaga Nasional Berhad	909,500	2,454,457
		8,875,917

Mexico 3.5%
Alfa S.A.B. de C.V., Class A	1,988,600	1,075,837
America Movil S.A.B. de C.V., Series L	8,154,919	5,126,368
Cemex S.A.B. de C.V., Series CPO	8,417,456	2,579,512
Fomento Economico Mexicano S.A.B. de C.V.	342,815	2,103,564
Grupo Bimbo S.A.B. de C.V., Series A	563,800	1,015,625
Grupo Financiero Banorte S.A.B. de C.V., Class O *	461,600	1,657,238
Grupo Mexico S.A.B. de C.V., Series B	788,336	1,991,120
Grupo Televisa S.A.B., Series CPO *	605,517	677,482
Orbia Advance Corp. SAB de CV	403,400	638,770
Wal-Mart de Mexico S.A.B. de C.V.	854,537	2,005,503
		18,871,019

Philippines 0.3%
PLDT, Inc. (b)	34,855	943,917
SM Investments Corp. (b)	33,840	617,855
		1,561,772

Qatar 0.5%
Ooredoo QPSC	424,495	786,166
Qatar National Bank QPSC	371,026	1,847,612
		2,633,778

Russia 9.5%
Alrosa PJSC	806,420	743,851
Gazprom PJSC - USD	5,296,250	12,988,730
Gazprom PJSC	282,200	694,043
Inter RAO UES PJSC	16,432,001	1,282,416
Lukoil PJSC	195,531	13,391,054
Magnit PJSC	44,684	2,744,135
Security	Number of Shares	Value ($)
MMC Norilsk Nickel PJSC	6,568	1,738,724
Mobile TeleSystems PJSC	370,082	1,625,529
NovaTek PJSC	90,120	1,325,937
Novolipetsk Steel PJSC	294,510	578,448
Rosneft Oil Co. PJSC	548,850	2,636,285
ROSSETI PJSC	28,128,000	605,334
Sberbank of Russia PJSC	1,764,850	5,258,169
Severstal PAO	64,460	789,466
Sistema PJSC FC	3,800,700	1,011,780
Surgutneftegas PJSC	2,338,905	1,170,713
Tatneft PJSC	308,950	2,292,773
VTB Bank PJSC *	1,813,930,000	941,430
		51,818,817

Saudi Arabia 1.3%
Al Rajhi Bank	62,582	983,567
National Commercial Bank	62,623	605,773
Riyad Bank	76,976	347,689
Samba Financial Group	56,215	387,219
Saudi Arabian Oil Co.	38,343	336,718
Saudi Basic Industries Corp.	115,556	2,734,956
Saudi Electricity Co.	96,732	402,926
Saudi Telecom Co.	45,356	1,180,573
Yanbu National Petrochemical Co.	23,048	318,921
		7,298,342

South Africa 4.8%
Absa Group Ltd.	278,553	1,290,959
AngloGold Ashanti Ltd.	41,975	1,369,387
Aspen Pharmacare Holdings Ltd. *	101,592	785,944
Barloworld Ltd.	163,397	630,248
Bid Corp., Ltd.	69,389	1,144,483
FirstRand Ltd.	558,095	1,271,095
Gold Fields Ltd.	166,026	2,195,544
MTN Group Ltd.	1,073,597	3,755,136
Naspers Ltd., N Shares	5,573	1,014,014
Nedbank Group Ltd.	143,245	879,155
Old Mutual Ltd	769,607	516,784
Remgro Ltd.	72,815	392,628
Sanlam Ltd.	238,089	842,571
Sappi Ltd. *	441,615	632,955
Sasol Ltd. *	488,093	3,945,566
Shoprite Holdings Ltd.	201,437	1,230,594
Standard Bank Group Ltd.	335,173	2,131,672
The Bidvest Group Ltd.	71,049	548,438
Vodacom Group Ltd.	145,684	1,094,564
Woolworths Holdings Ltd.	344,381	636,938
		26,308,675

Taiwan 20.4%
Acer, Inc.	1,427,496	986,146
ASE Technology Holding Co., Ltd.	813,000	2,082,883
Asustek Computer, Inc.	373,041	2,751,314
AU Optronics Corp. *	9,393,800	3,200,046
Catcher Technology Co., Ltd.	167,000	1,233,072
Cathay Financial Holding Co., Ltd.	1,137,599	1,537,831
Cheng Shin Rubber Industry Co., Ltd.	571,000	662,348
China Steel Corp.	3,012,198	2,037,773
Chunghwa Telecom Co., Ltd.	590,906	2,208,294
Compal Electronics, Inc.	3,577,305	2,271,967
CTBC Financial Holding Co., Ltd.	2,188,201	1,449,121
Delta Electronics, Inc.	341,590	2,334,925
Far Eastern New Century Corp.	1,188,817	1,039,587
Far EasTone Telecommunications Co., Ltd.	291,622	628,294
First Financial Holding Co., Ltd.	975,346	785,978

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Formosa Chemicals & Fibre Corp.	771,442	1,774,831
Formosa Petrochemical Corp.	345,330	962,507
Formosa Plastics Corp.	640,732	1,716,010
Foxconn Technology Co., Ltd.	371,317	687,919
Fubon Financial Holding Co., Ltd.	1,523,674	2,169,995
Hon Hai Precision Industry Co., Ltd.	6,014,572	16,074,713
Innolux Corp.	12,153,357	3,442,163
Inventec Corp.	1,566,639	1,334,324
Largan Precision Co., Ltd.	6,050	789,455
Lite-On Technology Corp.	646,167	1,093,178
MediaTek, Inc.	175,338	4,186,730
Mega Financial Holding Co., Ltd.	1,184,340	1,307,457
Nan Ya Plastics Corp.	1,075,622	2,243,011
Pegatron Corp.	1,450,264	3,042,440
Pou Chen Corp.	926,267	839,741
President Chain Store Corp.	71,000	678,202
Quanta Computer, Inc.	869,500	2,429,356
Synnex Technology International Corp.	688,850	1,028,942
Taiwan Cement Corp.	732,467	1,125,077
Taiwan Mobile Co., Ltd.	202,334	724,980
Taiwan Semiconductor Manufacturing Co., Ltd.	1,921,803	27,969,147
Uni-President Enterprises Corp.	769,678	1,878,517
United Microelectronics Corp.	3,847,965	2,917,892
Walsin Lihwa Corp.	1,799,000	880,155
Wistron Corp.	1,643,682	1,925,888
WPG Holdings Ltd.	917,880	1,248,615
Yageo Corp.	53,000	703,771
Yuanta Financial Holding Co., Ltd.	1,121,000	689,728
		111,074,323

Thailand 3.0%
Advanced Info Service PCL NVDR	138,175	820,228
Charoen Pokphand Foods PCL NVDR	813,200	881,195
CP ALL PCL NVDR	366,400	802,189
Kasikornbank PCL NVDR	290,500	756,985
Krung Thai Bank PCL NVDR	1,708,200	541,193
PTT Exploration & Production PCL NVDR	300,300	880,142
PTT Global Chemical PCL NVDR	975,100	1,474,700
PTT PCL NVDR	4,635,370	5,815,100
Thai Oil PCL NVDR	529,900	716,845
The Siam Cement PCL NVDR	203,800	2,500,611
The Siam Commercial Bank PCL NVDR	543,400	1,171,419
		16,360,607

Turkey 1.5%
Akbank T.A.S. *	1,015,257	760,753
BIM Birlesik Magazalar A/S	83,261	850,042
Eregli Demir ve Celik Fabrikalari TAS	648,271	708,250
Haci Omer Sabanci Holding A/S	525,529	629,763
KOC Holding A/S	385,805	894,182
Tupras-Turkiye Petrol Rafinerileri A/S *	61,223	725,525
Turk Hava Yollari AO *	332,701	505,635
Turkcell Iletisim Hizmetleri A/S	496,039	1,052,943
Turkiye Garanti Bankasi A/S *	793,327	797,440
Turkiye Halk Bankasi A/S *	787,667	621,753
Turkiye Is Bankasi A/S, Class C *	668,462	460,139
		8,006,425

Security	Number of Shares	Value ($)
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	365,398	500,708
Emaar Properties PJSC *	944,689	668,106
Emirates Telecommunications Group Co. PJSC	285,688	1,291,731
First Abu Dhabi Bank PJSC	246,448	747,337
		3,207,882
Total Common Stock
(Cost $489,254,353)		508,541,123

Preferred Stock 5.0% of net assets

Brazil 3.7%
Banco Bradesco S.A.	976,633	4,201,176
Centrais Eletricas Brasileiras S.A., Class B	33,520	247,068
Companhia Energetica de Minas Gerais	382,208	879,220
Gerdau S.A.	451,606	1,510,678
Itau Unibanco Holding S.A.	1,233,479	6,358,273
Metalurgica Gerdau S.A.	507,377	781,994
Petroleo Brasileiro S.A.	1,087,754	4,629,140
Telefonica Brasil S.A.	133,372	1,346,107
		19,953,656

Colombia 0.1%
Bancolombia S.A.	101,453	720,200

Russia 1.2%
Surgutneftegas PJSC	3,035,100	1,530,228
Tatneft PJSC	27,900	202,895
Transneft PJSC	2,725	4,945,533
		6,678,656
Total Preferred Stock
(Cost $27,251,697)		27,352,512

Rights 0.0% of net assets

Brazil 0.0%
IRB Brasil Resseguros S/A expires 08/12/20 *	61,311	11,753
Total Rights
(Cost $—)		11,753

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.10% (c)	858,385	858,385
Total Other Investment Company
(Cost $858,385)		858,385

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Barclays Capital, Inc.
U.S. Dollar
0.01%, 08/03/20 (d)	185,504	185,504
Brown Brothers Harriman
Euro
(0.69%), 08/03/20 (d)(e)	9,791	11,534
Hong Hong Dollar
0.00, 08/03/20 (d)	13,544,568	1,747,619
South African Rand
2.75%, 08/03/20 (d)	27,563	1,612
Total Short-Term Investments
(Cost $1,946,269)		1,946,269

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index expires 09/18/20	136	7,271,240	60,823
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $817,416.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$206,536,730	$—	$206,536,730
Brazil	30,245,694	—	—	30,245,694
Chile	5,280,095	—	—	5,280,095
China	13,677,956	144,107,482	934,723	158,720,161
Colombia	1,191,735	—	—	1,191,735
Mexico	18,871,019	—	—	18,871,019
Philippines	—	—	1,561,772	1,561,772
Russia	47,914,725	3,904,092	—	51,818,817
South Africa	1,727,519	24,581,156	—	26,308,675
Turkey	2,720,519	5,285,906	—	8,006,425
Preferred Stock
Brazil	19,953,656	—	—	19,953,656
Colombia	720,200	—	—	720,200
Russia	6,475,761	202,895	—	6,678,656
Rights[1]	11,753	—	—	11,753
Other Investment Company[1]	858,385	—	—	858,385
Short-Term Investments[1]	—	1,946,269	—	1,946,269
Futures Contracts[2]	60,823	—	—	60,823
Total	$149,709,840	$386,564,530	$2,496,495	$538,770,865
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JUL20